UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%
Australia — 1.2%
AGL Energy Ltd	20,847	$266
Alumina Ltd	83,806	151
Amcor Ltd/Australia	38,237	360
AMP Ltd	92,879	163
APA Group	38,093	259
Aristocrat Leisure Ltd	19,105	359
ASX Ltd	6,267	263
Aurizon Holdings Ltd	67,982	202
AusNet Services	52,822	64
Australia & New Zealand Banking Group Ltd	94,679	1,740
Bank of Queensland Ltd	12,117	83
Bendigo & Adelaide Bank Ltd	16,911	123
BHP Billiton Ltd	105,290	2,404
BlueScope Steel Ltd	18,578	189
Boral Ltd	38,313	152
Brambles Ltd	52,309	394
Caltex Australia Ltd	8,813	177
Challenger Ltd/Australia	19,104	139
CIMIC Group Ltd	2,912	98
Coca-Cola Amatil Ltd	16,592	117
Cochlear Ltd	1,877	236
Commonwealth Bank of Australia	57,998	2,846
Computershare Ltd	15,057	211
Crown Resorts Ltd	13,506	120
CSL Ltd	14,832	1,976
Dexus ‡	34,314	248
Domino’s Pizza Enterprises Ltd	1,778	68
Flight Centre Travel Group Ltd	1,608	53
Fortescue Metals Group Ltd	50,827	144
Goodman Group ‡	53,931	397
GPT Group/The ‡	58,374	214
Harvey Norman Holdings Ltd	16,099	36
Healthscope Ltd	50,269	75
Incitec Pivot Ltd	58,029	160
Insurance Australia Group	77,262	374
James Hardie Industries PLC	14,692	196
LendLease Group	18,696	233
Macquarie Group Ltd	10,598	880
Medibank Pvt Ltd	93,899	186
Mirvac Group ‡	121,141	186
National Australia Bank Ltd	89,685	1,602
Newcrest Mining Ltd	25,322	370
Oil Search Ltd	45,910	253
Orica Ltd	11,616	141
Origin Energy Ltd *	56,799	294
QBE Insurance Group Ltd	43,804	351
Ramsay Health Care Ltd	4,580	183
REA Group Ltd	1,854	94
Rio Tinto Ltd	13,544	733
Santos Ltd	59,937	282
Scentre Group ‡	174,377	492

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SEEK Ltd	10,586	$134
Sonic Healthcare Ltd	13,482	216
South32 Ltd	171,185	439
Stockland ‡	82,150	210
Suncorp Group Ltd	42,834	425
Sydney Airport	37,083	169
Tabcorp Holdings Ltd	64,743	212
Telstra Corp Ltd	139,911	305
TPG Telecom Ltd	13,324	68
Transurban Group	86,157	693
Treasury Wine Estates Ltd	23,913	256
Unibail-Rodamco-Westfield *‡	23,894	216
Vicinity Centres ‡	109,847	206
Wesfarmers Ltd	37,061	1,225
Westpac Banking Corp	112,908	2,149
Woodside Petroleum Ltd	31,077	768
Woolworths Group Ltd	43,535	877

		29,905

Austria — 0.1%
ANDRITZ AG	2,581	134
Erste Group Bank AG	9,724	397
OMV AG	4,766	265
Raiffeisen Bank International AG	4,866	133
voestalpine AG	3,549	126

		1,055

Belgium — 0.2%
Ageas	6,377	319
Anheuser-Busch InBev SA/NV	24,983	1,844
Colruyt SA	1,951	113
Groupe Bruxelles Lambert SA	2,580	240
KBC Group NV	8,228	568
Proximus SADP	5,154	132
Solvay SA	2,349	268
Telenet Group Holding NV	1,528	74
UCB SA	4,092	344
Umicore SA	6,656	314

		4,216

Brazil — 0.5%
Ambev SA	223,410	977
Atacadao Distribuicao Comercio e Industria Ltda	22,000	90
B3 SA - Brasil Bolsa Balcao	96,578	694
Banco Bradesco SA	47,774	386
Banco do Brasil SA	40,700	467
Banco Santander Brasil SA	20,400	232
BB Seguridade Participacoes SA	33,600	241
BR Malls Participacoes SA *	43,495	147
BRF SA *	27,900	164
CCR SA	58,748	172
Centrais Eletricas Brasileiras SA *	13,000	82

Adviser Managed Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	16,500	$123
Cia Siderurgica Nacional SA	38,000	97
Cielo SA	57,940	206
Cosan SA	8,500	73
EDP - Energias do Brasil SA	18,847	71
Embraer SA	33,400	187
Engie Brasil Energia SA	9,500	102
Equatorial Energia SA	9,600	175
Fibria Celulose SA	11,800	227
Hypera SA	16,900	135
IRB Brasil Resseguros S/A	4,800	93
JBS SA	43,100	119
Klabin SA	29,365	148
Kroton Educacional SA	67,600	207
Localiza Rent a Car SA	31,185	240
Lojas Renner SA	34,440	349
M Dias Branco SA	6,600	78
Magazine Luiza SA	3,300	150
Multiplan Empreendimentos Imobiliarios SA	13,557	84
Natura Cosmeticos SA	10,900	95
Odontoprev SA	16,300	58
Petrobras Distribuidora SA	15,300	98
Petroleo Brasileiro SA	137,300	1,117
Porto Seguro SA	6,700	98
Raia Drogasil SA	11,300	191
Rumo SA *	53,774	240
Sul America SA	12,142	81
Suzano Papel e Celulose SA	21,300	216
TIM Participacoes SA	42,200	131
Ultrapar Participacoes SA	17,100	203
Vale SA	152,189	2,307
WEG SA	35,620	173

		11,524

Canada — 0.4%
58.com Inc ADR *	4,400	289
Alibaba Group Holding Ltd ADR *	52,300	7,441
Atlantic Power Corp *	12,789	28
Ctrip.com International Ltd ADR *	19,100	636
IMAX Corp *	6,748	131
JD.com Inc ADR *	33,300	783
Masonite International Corp *	3,440	190
MDC Partners Inc, Cl A *	6,541	16
Momo Inc ADR *	7,300	245
Tahoe Resources Inc *	39,240	93
TAL Education Group ADR *	16,500	478
Teekay Corp	7,630	51
Weibo Corp ADR *	2,680	158

		10,539

Chile — 0.1%
Aguas Andinas SA, Cl A	110,966	58

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banco de Chile	1,124,295	$156
Banco de Credito e Inversiones SA	1,963	123
Banco Santander Chile	3,038,891	223
Cencosud SA	65,576	137
Cia Cervecerias Unidas SA	7,031	87
Colbun SA	369,931	70
Empresa Nacional de Telecomunicaciones SA	7,975	58
Empresas CMPC SA	57,207	196
Empresas COPEC SA	20,357	285
Enel Americas SA	1,327,127	209
Enel Chile SA	1,693,852	147
Itau CorpBanca	6,192,200	57
Latam Airlines Group SA	14,011	127
SACI Falabella	32,663	246

		2,179

China — 1.5%
51job Inc ADR *	1,700	104
AAC Technologies Holdings Inc	35,000	266
Agricultural Bank of China Ltd, Cl H	1,338,000	587
Air China Ltd, Cl H	102,000	82
Aluminum Corp of China Ltd, Cl H *	228,000	83
Anhui Conch Cement Co Ltd, Cl H	57,500	297
ANTA Sports Products Ltd	57,000	234
Autohome Inc	2,800	203
AviChina Industry & Technology Co Ltd, Cl H	122,000	81
Baidu Inc ADR *	12,700	2,414
Bank of China Ltd, Cl H	3,796,000	1,617
Bank of Communications Co Ltd, Cl H	439,000	329
Baozun Inc ADR *	2,500	100
BBMG Corp, Cl H	153,000	42
Beijing Capital International Airport Co Ltd, Cl H	92,000	100
CGN Power Co Ltd, Cl H (A)	571,000	131
China Cinda Asset Management Co Ltd, Cl H	450,000	110
China CITIC Bank Corp Ltd, Cl H	459,000	284
China Coal Energy Co Ltd, Cl H	134,000	60
China Communications Construction Co Ltd, Cl H	214,000	196
China Communications Services Corp Ltd, Cl H	148,000	120
China Construction Bank Corp, Cl H	4,400,000	3,491
China Everbright Bank Co Ltd, Cl H	174,000	77
China Galaxy Securities Co Ltd, Cl H	189,000	95
China Longyuan Power Group Corp Ltd, Cl H	163,000	124
China Merchants Bank Co Ltd, Cl H	183,000	705
China National Building Material Co Ltd, Cl H	192,000	137
China Oilfield Services Ltd, Cl H	102,000	96
China Pacific Insurance Group Co Ltd, Cl H	126,000	469
China Petroleum & Chemical Corp, Cl H	1,190,000	965
China Railway Construction Corp Ltd, Cl H	103,000	130
China Railway Group Ltd, Cl H	187,000	167
China Telecom Corp Ltd, Cl H	656,000	310

2	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Vanke Co Ltd, Cl H	61,900	$191
China Zhongwang Holdings Ltd	105,600	47
Chongqing Changan Automobile Co Ltd, Cl B	50,700	34
Chongqing Rural Commercial Bank Co Ltd, Cl H	151,000	83
CITIC Securities Co Ltd, Cl H	121,000	213
COSCO SHIPPING Development Co Ltd, Cl H *	54,000	5
COSCO SHIPPING Holdings Co Ltd, Cl H *	154,000	55
Country Garden Holdings Co Ltd	367,000	393
CRRC Corp Ltd	206,000	181
Datang International Power Generation Co Ltd, Cl H	196,000	44
ENN Energy Holdings Ltd	36,000	306
Fang Holdings Ltd ADR *	58,900	120
Fosun International Ltd	126,000	184
GDS Holdings Ltd ADR *	3,400	80
Great Wall Motor Co Ltd, Cl H	167,000	99
Guangzhou R&F Properties Co Ltd	59,200	93
Huadian Power International Corp Ltd, Cl H	114,000	43
Huaneng Power International Inc, Cl H	210,000	117
Huazhu Group Ltd ADR	6,700	175
Industrial & Commercial Bank of China Ltd, Cl H	3,177,000	2,148
Inner Mongolia Yitai Coal Co Ltd, Cl B	59,600	71
Jiangsu Expressway Co Ltd, Cl H	70,000	94
Jiangxi Copper Co Ltd, Cl H	78,000	86
Kingsoft Corp Ltd	50,000	71
NetEase Inc ADR	3,900	811
New Oriental Education & Technology Group Inc ADR *	7,100	415
Noah Holdings Ltd ADR *	1,600	60
PetroChina Co Ltd, Cl H	988,000	723
PICC Property & Casualty Co Ltd, Cl H	333,000	323
Ping An Insurance Group Co of China Ltd, Cl H	244,500	2,303
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	112,000	100
Shanghai Electric Group Co Ltd, Cl H	170,000	55
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	34,000	102
Shanghai Lujiazui Finance & Trade Zone Development Co Ltd, Cl B	51,840	66
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	47,100	104
Shenzhou International Group Holdings Ltd	36,000	398
Shimao Property Holdings Ltd	58,500	114
Sihuan Pharmaceutical Holdings Group Ltd	100,000	20
SINA Corp/China *	3,300	209
Sino-Ocean Group Holding Ltd	172,000	67
Sinopec Engineering Group Co Ltd, Cl H	75,000	70
Sinopec Shanghai Petrochemical Co Ltd, Cl H	190,000	83
Sinopharm Group Co Ltd, Cl H	56,800	274
Sinotrans Ltd, Cl H	175,000	61
SOHO China Ltd	128,000	43

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Art Retail Group Ltd	122,500	$134
Tencent Holdings Ltd	258,100	8,791
Tingyi Cayman Islands Holding Corp	108,000	160
TravelSky Technology Ltd, Cl H	56,000	136
Tsingtao Brewery Co Ltd, Cl H	20,000	79
Uni-President China Holdings Ltd	72,000	70
Vipshop Holdings Ltd ADR *	21,600	105
Want Want China Holdings Ltd	264,000	189
Weichai Power Co Ltd, Cl H	124,000	123
Yanzhou Coal Mining Co Ltd, Cl H	98,000	93
YY Inc ADR *	2,600	166
Zhuzhou CRRC Times Electric Co Ltd, Cl H	27,600	147
Zijin Mining Group Co Ltd, Cl H	302,000	112
ZTE Corp, Cl H	41,400	63

		35,908

Colombia — 0.0%
Bancolombia SA	9,900	91
Cementos Argos SA	20,851	45
Ecopetrol SA	210,420	246
Grupo Argos SA/Colombia	12,098	57
Grupo de Inversiones Suramericana SA	12,361	120
Interconexion Electrica SA ESP	18,670	70

		629

Czech Republic — 0.0%
Central European Media Enterprises Ltd, Cl A *	10,878	37
CEZ AS	7,360	175
Komercni banka as	3,469	132
Moneta Money Bank AS	23,296	77
O2 Czech Republic AS	5,020	53

		474

Denmark — 0.3%
AP Moller - Maersk A/S, Cl A	132	157
AP Moller - Maersk A/S, Cl B	211	268
Carlsberg A/S, Cl B	3,452	381
Chr Hansen Holding A/S	3,206	324
Coloplast A/S, Cl B	3,838	359
Danske Bank A/S	24,868	477
DSV A/S	6,046	486
Genmab A/S *	2,055	282
H Lundbeck A/S	2,300	107
ISS A/S	5,425	178
Novo Nordisk A/S, Cl B	59,694	2,583
Novozymes A/S, Cl B	7,367	364
Orsted A/S	6,375	405
Pandora A/S	3,785	237
Tryg A/S	4,436	107
Vestas Wind Systems A/S	6,466	406
William Demant Holding A/S *	3,548	117

		7,238

Adviser Managed Trust / Quarterly Report / October 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Finland — 0.2%
Elisa OYJ	4,520	$180
Fortum OYJ	14,433	304
Kone OYJ, Cl B	11,255	548
Metso OYJ	3,267	103
Neste Oyj	4,331	357
Nokia OYJ	186,356	1,056
Nokian Renkaat OYJ	3,575	114
Orion Oyj, Cl B	3,353	115
Sampo Oyj, Cl A	14,736	679
Stora Enso OYJ, Cl R	17,885	270
UPM-Kymmene OYJ	17,516	564
Wartsila OYJ Abp	14,115	241

		4,531

France — 1.8%
Accor SA	6,181	283
Aeroports de Paris	943	198
Air Liquide SA	14,174	1,718
Alstom SA *	5,178	227
Amundi SA (A)	1,898	113
Arkema SA	2,184	230
Atos SE	3,122	268
AXA SA	63,500	1,593
BioMerieux	1,301	99
BNP Paribas SA	36,878	1,928
Bollore SA	30,979	131
Bouygues SA	7,112	260
Bureau Veritas SA	8,939	202
Capgemini SE	5,220	639
Carrefour SA	19,168	372
Casino Guichard Perrachon SA	1,640	72
Cie de Saint-Gobain	16,114	607
Cie Generale des Etablissements Michelin SCA	5,563	572
CNP Assurances	6,045	135
Covivio ‡	1,193	120
Credit Agricole SA	37,599	483
Danone SA	20,297	1,439
Dassault Aviation SA	86	143
Dassault Systemes SE	4,281	538
Edenred	7,869	299
Eiffage SA	2,727	267
Electricite de France SA	19,736	328
Engie SA	60,546	808
EssilorLuxottica SA	6,812	932
Eurazeo SE	1,564	114
Eurofins Scientific SE	391	198
Eutelsat Communications SA	6,201	126
Faurecia SA	2,384	116
Gecina SA ‡	1,566	230
Getlink	14,506	183
Hermes International	1,028	588

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ICADE ‡	1,074	$91
Iliad SA	863	100
Imerys SA	1,282	79
Ingenico Group SA	1,972	140
Ipsen SA	1,225	170
JCDecaux SA	2,153	71
Kering SA	2,472	1,102
Klepierre SA ‡	7,034	239
Legrand SA	8,922	584
L’Oreal SA	8,322	1,875
LVMH Moet Hennessy Louis Vuitton SE	9,170	2,793
Natixis SA	30,595	179
Orange SA	65,471	1,025
Pernod Ricard SA	6,941	1,060
Peugeot SA	19,055	454
Publicis Groupe SA	6,999	406
Remy Cointreau SA	794	94
Renault SA	6,342	475
Rexel SA	10,220	130
Safran SA	10,889	1,407
Sanofi	36,833	3,290
Schneider Electric SE	18,015	1,306
SCOR SE	5,619	260
SEB SA	769	110
Societe BIC SA	833	80
Societe Generale SA	25,097	924
Sodexo SA	2,875	294
STMicroelectronics NV	22,359	340
Suez	12,487	181
Teleperformance	1,904	314
Thales SA	3,434	440
TOTAL SA	79,488	4,680
Ubisoft Entertainment SA *	2,504	226
Valeo SA	7,698	249
Veolia Environnement SA	17,768	355
Vinci SA	16,707	1,493
Vivendi SA	34,112	825
Wendel SA	989	128

		44,528

Germany — 1.5%
1&1 Drillisch AG	1,665	74
adidas AG	6,170	1,454
Allianz SE	14,512	3,033
Axel Springer SE	1,668	111
BASF SE	30,293	2,335
Bayer AG	30,515	2,344
Bayerische Motoren Werke AG	10,996	950
Beiersdorf AG	3,365	349
Brenntag AG	4,902	256
Commerzbank AG	33,386	315
Continental AG	3,576	591
Covestro AG	6,336	410

4	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daimler AG	29,938	$1,776
Delivery Hero SE *(A)	2,981	120
Deutsche Bank AG	64,423	631
Deutsche Boerse AG	6,423	814
Deutsche Lufthansa AG	7,826	157
Deutsche Post AG	32,140	1,018
Deutsche Telekom AG	109,022	1,791
Deutsche Wohnen SE	11,708	536
E.ON SE	71,639	695
Evonik Industries AG	5,173	161
Fraport AG Frankfurt Airport Services Worldwide	1,422	110
Fresenius Medical Care AG & Co KGaA	7,198	565
Fresenius SE & Co KGaA	13,655	871
GEA Group AG	5,902	180
Hannover Rueck SE	1,949	263
HeidelbergCement AG	4,931	335
Henkel AG & Co KGaA	3,397	333
HOCHTIEF AG	602	89
HUGO BOSS AG	2,155	154
Infineon Technologies AG	37,194	746
Innogy SE	4,679	207
K+S AG	6,444	120
KION Group AG	2,206	129
LANXESS AG	2,951	183
MAN SE	1,208	126
Merck KGaA	4,251	456
METRO AG	6,524	98
MTU Aero Engines AG	1,732	369
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	5,025	1,082
OSRAM Licht AG	3,343	136
ProSiebenSat.1 Media SE	7,390	171
Puma SE	287	148
QIAGEN NV *	7,610	277
RWE AG	16,995	332
SAP SE	32,172	3,451
Siemens AG	25,215	2,906
Siemens Healthineers AG *	4,811	199
Symrise AG	3,924	330
Telefonica Deutschland Holding AG	26,485	103
thyssenkrupp AG	14,291	301
TUI AG	14,618	243
Uniper SE	6,321	183
United Internet AG	4,012	166
Volkswagen AG	1,113	184
Vonovia SE	15,932	730
Wirecard AG	3,855	722
Zalando SE *(A)	3,599	139

		37,058

Greece — 0.0%
Alpha Bank AE *	65,706	99

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Costamare Inc	6,739	$36
Eurobank Ergasias SA *	93,311	63
FF Group *	1,785	10
Hellenic Telecommunications Organization SA	13,601	152
JUMBO SA	4,857	71
National Bank of Greece SA *	28,773	50
OPAP SA	11,884	112
Piraeus Bank SA *	12,192	18
Titan Cement Co SA	2,299	50

		661

Hong Kong — 1.4%
3SBio Inc (A)	70,300	102
Agile Group Holdings Ltd	80,000	91
AIA Group Ltd	395,400	2,993
Alibaba Health Information Technology Ltd *	190,000	154
Alibaba Pictures Group Ltd *	790,000	109
Angang Steel Co Ltd, Cl H	68,000	58
ASM Pacific Technology Ltd	9,800	85
BAIC Motor Corp Ltd, Cl H (A)	97,000	54
Bank of East Asia Ltd/The	43,605	141
Beijing Enterprises Holdings Ltd	25,500	138
Beijing Enterprises Water Group Ltd	320,000	163
BOC Aviation Ltd (A)	12,000	86
BOC Hong Kong Holdings Ltd	123,000	460
Brilliance China Automotive Holdings Ltd	144,000	126
BYD Co Ltd, Cl H	31,000	201
BYD Electronic International Co Ltd	53,500	63
CAR Inc *	52,000	41
China Agri-Industries Holdings Ltd	139,000	46
China Conch Venture Holdings Ltd	78,500	220
China Eastern Airlines Corp Ltd, Cl H	88,000	49
China Everbright International Ltd	164,444	131
China Everbright Ltd	50,000	88
China Evergrande Group	193,000	460
China First Capital Group Ltd *	170,000	69
China Gas Holdings Ltd	92,000	291
China Huarong Asset Management Co Ltd, Cl H	637,200	115
China Huishan Dairy Holdings Co Ltd *	228,000	12
China International Capital Corp Ltd, Cl H (A)	61,200	101
China International Marine Containers Group Co Ltd, Cl H	34,000	30
China Jinmao Holdings Group Ltd	264,000	111
China Life Insurance Co Ltd, Cl H	347,000	691
China Literature Ltd *(A)	13,800	75
China Medical System Holdings Ltd	70,000	83
China Mengniu Dairy Co Ltd	133,000	392
China Merchants Port Holdings Co Ltd	67,044	114
China Minsheng Banking Corp Ltd, Cl H	321,600	237
China Mobile Ltd	293,000	2,740
China Molybdenum Co Ltd, Cl H	204,000	76
China Overseas Land & Investment Ltd	176,000	551

Adviser Managed Trust / Quarterly Report / October 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Power International Development Ltd	272,000	$54
China Railway Signal & Communication Corp Ltd, Cl H (A)	90,000	60
China Reinsurance Group Corp, Cl H	336,000	64
China Resources Beer Holdings Co Ltd	88,000	306
China Resources Cement Holdings Ltd	126,000	111
China Resources Gas Group Ltd	44,000	168
China Resources Land Ltd	128,000	434
China Resources Pharmaceutical Group Ltd (A)	92,000	135
China Resources Power Holdings Co Ltd	100,000	176
China Shenhua Energy Co Ltd, Cl H	164,000	372
China Southern Airlines Co Ltd, Cl H	112,000	61
China State Construction International Holdings Ltd	108,000	77
China Taiping Insurance Holdings Co Ltd	84,800	283
China Tower Corp Ltd, Cl H *(A)	1,724,000	262
China Traditional Chinese Medicine Holdings Co Ltd	144,000	92
China Travel International Investment Hong Kong Ltd	140,000	37
China Unicom Hong Kong Ltd	298,000	309
Chong Sing Holdings FinTech Gr	1,296,000	59
CIFI Holdings Group Co Ltd	224,000	94
CITIC Ltd	281,000	422
CK Asset Holdings Ltd	84,776	550
CK Hutchison Holdings Ltd	88,000	886
CK Infrastructure Holdings Ltd	21,000	153
CLP Holdings Ltd	54,000	605
CNOOC Ltd	824,000	1,415
COSCO SHIPPING Energy Transportation Co Ltd, Cl H	92,000	50
COSCO SHIPPING Ports Ltd	31,064	32
Country Garden Services Holdings Co Ltd *	66,000	85
CSPC Pharmaceutical Group Ltd	224,000	473
Dali Foods Group Co Ltd (A)	113,000	81
Dongfeng Motor Group Co Ltd, Cl H	136,000	134
Far East Horizon Ltd	114,000	111
Fullshare Holdings Ltd	392,200	153
Future Land Development Holdings Ltd	132,000	76
Fuyao Glass Industry Group Co Ltd, Cl H (A)	30,800	91
Galaxy Entertainment Group Ltd	79,000	427
GCL-Poly Energy Holdings Ltd *	856,000	51
Geely Automobile Holdings Ltd	245,000	469
Genscript Biotech Corp *	42,000	64
GF Securities Co Ltd, Cl H	75,800	98
GOME Retail Holdings Ltd	701,000	70
Greentown China Holdings Ltd	66,500	46
Greentown Service Group Co Ltd	64,000	42
Guangdong Investment Ltd	140,000	250
Guangzhou Automobile Group Co Ltd, Cl H	154,000	156
Guotai Junan Securities Co Ltd, Cl H (A)	35,000	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Haier Electronics Group Co Ltd	72,000	$150
Haitian International Holdings Ltd	37,000	72
Haitong Securities Co Ltd, Cl H	160,400	161
Hang Lung Group Ltd	26,000	64
Hang Lung Properties Ltd	65,000	118
Hang Seng Bank Ltd	25,000	586
Henderson Land Development Co Ltd	45,382	211
Hengan International Group Co Ltd	34,500	273
HengTen Networks Group Ltd *	1,532,000	55
HK Electric Investments & HK Electric Investments Ltd	94,500	90
HKT Trust & HKT Ltd	122,000	168
Hong Kong & China Gas Co Ltd	298,914	570
Hong Kong Exchanges & Clearing Ltd	38,951	1,033
Hua Hong Semiconductor Ltd (A)	28,000	49
Huaneng Renewables Corp Ltd, Cl H	280,000	72
Huatai Securities Co Ltd, Cl H (A)	96,600	155
Hysan Development Co Ltd	22,000	103
I-CABLE Communications Ltd *	9	–
Jiayuan International Group Ltd	52,591	92
Kaisa Group Holdings Ltd	137,000	33
Kerry Properties Ltd	23,000	72
Kingboard Holdings Ltd	35,500	95
Kingboard Laminates Holdings Ltd	61,500	47
Kingdee International Software Group Co Ltd	126,000	103
Kunlun Energy Co Ltd	162,000	184
KWG Group Holdings Ltd	70,500	54
Lee & Man Paper Manufacturing Ltd	88,000	75
Legend Holdings Corp, Cl H (A)	29,500	80
Lenovo Group Ltd	350,000	223
Li & Fung Ltd	170,000	34
Link ‡	71,000	629
Logan Property Holdings Co Ltd	74,000	68
Longfor Group Holdings Ltd	76,500	186
Luye Pharma Group Ltd (A)	91,500	71
Meitu Inc *(A)	97,000	51
Melco Resorts & Entertainment Ltd ADR	8,121	135
Metallurgical Corp of China Ltd, Cl H	188,000	46
MGM China Holdings Ltd	27,600	39
Minth Group Ltd	24,000	78
MMG Ltd *	132,000	49
MTR Corp Ltd	50,451	245
New China Life Insurance Co Ltd, Cl H	42,300	198
New World Development Co Ltd	199,949	254
Nexteer Automotive Group Ltd	51,000	72
Nine Dragons Paper Holdings Ltd	104,000	99
NWS Holdings Ltd	56,334	112
PCCW Ltd	153,000	84
People’s Insurance Co Group of China Ltd/ The, Cl H	365,000	149
Postal Savings Bank of China Co Ltd, Cl H	150,000	90
Power Assets Holdings Ltd	46,000	307

6	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sands China Ltd	79,200	$312
Semiconductor Manufacturing International Corp *	155,200	128
Shanghai Industrial Holdings Ltd	29,000	61
Shangri-La Asia Ltd	36,000	49
Shenzhen International Holdings Ltd	49,500	95
Shenzhen Investment Ltd	190,000	55
Shui On Land Ltd	234,500	47
Sino Biopharmaceutical Ltd	335,000	300
Sino Land Co Ltd	107,967	169
Sinotruk Hong Kong Ltd	42,000	60
SJM Holdings Ltd	73,000	59
Skyworth Digital Holdings Ltd	186,000	43
SSY Group Ltd	82,000	69
Sun Hung Kai Properties Ltd	52,000	676
Sunac China Holdings Ltd	116,000	315
Sunny Optical Technology Group Co Ltd	33,600	291
Swire Pacific Ltd, Cl A	17,000	176
Swire Properties Ltd	40,200	137
Techtronic Industries Co Ltd	45,000	211
Tong Ren Tang Technologies Co Ltd, Cl H	36,000	52
Towngas China Co Ltd	59,847	44
WH Group Ltd	287,177	201
Wharf Holdings Ltd/The	42,000	105
Wharf Real Estate Investment Co Ltd	41,000	254
Wheelock & Co Ltd	27,000	144
Wuxi Biologics Cayman Inc *	25,500	182
Wynn Macau Ltd	52,400	108
Xinjiang Goldwind Science & Technology Co Ltd, Cl H	40,800	30
Xinyi Solar Holdings Ltd	197,450	62
Yue Yuen Industrial Holdings Ltd	21,500	59
Yuexiu Property Co Ltd	394,000	62
Yuzhou Properties Co Ltd	104,000	37
Zhaojin Mining Industry Co Ltd	68,500	60
Zhejiang Expressway Co Ltd, Cl H	84,000	70
ZhongAn Online P&C Insurance Co Ltd, Cl H *(A)	10,100	34
Zhongsheng Group Holdings Ltd	31,500	57

		34,763

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	17,864	187
OTP Bank Nyrt	10,980	394
Richter Gedeon Nyrt	6,387	119

		700

India — 0.3%
Axis Bank Ltd	21,000	165
Bharti Airtel Ltd	14,542	57
Dr Reddy’s Laboratories Ltd ADR	4,000	136
Eicher Motors Ltd	400	118
Grasim Industries Ltd	10,000	113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCL Technologies Ltd	8,000	$114
Hindustan Unilever Ltd	5,000	110
Housing Development Finance Corp Ltd	42,529	1,018
ICICI Bank Ltd ADR	50,826	482
Indiabulls Housing Finance Ltd	10,000	113
Infosys Ltd ADR	150,000	1,420
ITC Ltd	33,818	128
Mahindra & Mahindra Ltd	10,000	104
Maruti Suzuki India Ltd	400	36
Reliance Industries Ltd GDR (A)	50,000	1,427
State Bank of India GDR *	6,500	246
Sun Pharmaceutical Industries Ltd	5,819	46
Tata Consultancy Services Ltd	34,400	902
Tata Motors Ltd ADR *	11,100	136
Tech Mahindra Ltd	21,987	221
Vedanta Ltd ADR	15,000	167
Wipro Ltd ADR	60,000	310
Yes Bank Ltd	20,000	51

		7,620

Indonesia — 0.2%
Adaro Energy Tbk PT	610,500	66
Astra International Tbk PT	938,500	488
Bank Central Asia Tbk PT	569,500	886
Bank Danamon Indonesia Tbk PT	173,000	84
Bank Mandiri Persero Tbk PT	869,000	392
Bank Negara Indonesia Persero Tbk PT	339,000	163
Bank Rakyat Indonesia Persero Tbk PT	2,585,000	536
Bank Tabungan Negara Persero Tbk PT	186,100	26
Bumi Serpong Damai Tbk PT *	379,000	27
Charoen Pokphand Indonesia Tbk PT	364,000	132
Gudang Garam Tbk PT	22,000	105
Hanjaya Mandala Sampoerna Tbk PT	425,000	104
Indah Kiat Pulp & Paper Corp Tbk PT	119,900	100
Indocement Tunggal Prakarsa Tbk PT	72,000	82
Indofood CBP Sukses Makmur Tbk PT	112,000	66
Indofood Sukses Makmur Tbk PT	202,000	79
Jasa Marga Persero Tbk PT	114,204	31
Kalbe Farma Tbk PT	982,000	89
Matahari Department Store Tbk PT	112,000	36
Pakuwon Jati Tbk PT	1,021,000	32
Perusahaan Gas Negara Persero Tbk	535,500	78
Semen Indonesia Persero Tbk PT	138,000	82
Surya Citra Media Tbk PT	298,000	31
Telekomunikasi Indonesia Persero Tbk PT	2,352,900	596
Tower Bersama Infrastructure Tbk PT	118,500	36
Unilever Indonesia Tbk PT	71,000	202
United Tractors Tbk PT	84,000	185
Waskita Karya Persero Tbk PT	244,500	23

		4,757

Ireland — 0.6%
Accenture PLC, Cl A	38,364	6,047

Adviser Managed Trust / Quarterly Report / October 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AIB Group PLC	25,573	$124
Alkermes PLC *	9,300	380
Ardmore Shipping Corp *	4,982	32
Bank of Ireland Group PLC	32,956	234
CRH PLC	27,157	813
Eaton Corp PLC	26,100	1,871
Endo International PLC *	28,110	476
Experian PLC	30,247	697
Horizon Pharma PLC *	20,889	380
Ingersoll-Rand PLC	14,500	1,391
Jazz Pharmaceuticals PLC *	3,500	556
Kerry Group PLC, Cl A	5,220	535
Mallinckrodt PLC *	10,392	260
Paddy Power Betfair PLC	2,829	244
Pentair PLC	9,700	390
Perrigo Co PLC	7,800	548
Prothena Corp PLC *	5,233	65
Ryanair Holdings PLC ADR *	735	61
Smurfit Kappa Group PLC	7,303	238
Weatherford International PLC *	57,800	78

		15,420

Israel — 0.1%
Azrieli Group Ltd	1,230	60
Bank Hapoalim BM	34,833	236
Bank Leumi Le-Israel BM	48,245	301
Bezeq The Israeli Telecommunication Corp Ltd	60,090	69
Check Point Software Technologies Ltd *	4,166	462
Elbit Systems Ltd	695	83
International Flavors & Fragrances Inc *	282	41
Israel Chemicals Ltd	22,343	129
Mizrahi Tefahot Bank Ltd	4,031	68
Nice Ltd *	2,069	219
Stratasys Ltd *	6,470	123
Teva Pharmaceutical Industries Ltd	31,828	635

		2,426

Italy — 0.4%
Assicurazioni Generali SpA	38,236	619
Atlantia SpA	16,385	330
CNH Industrial NV	33,258	346
Davide Campari-Milano SpA	18,239	140
Enel SpA	269,276	1,322
Eni SpA	83,652	1,489
EXOR NV	3,741	212
Ferrari NV	4,105	481
Fiat Chrysler Automobiles NV *	36,085	550
Intesa Sanpaolo SpA	490,291	1,085
Leonardo SpA	13,140	143
Luxottica Group SpA	5,501	346
Mediobanca Banca di Credito Finanziario SpA	20,093	176
Moncler SpA	5,799	202

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pirelli & C SpA *	12,965	$95
Poste Italiane SpA	17,648	127
Prysmian SpA	8,079	157
Recordati SpA	3,426	116
Snam SpA	76,283	316
Telecom Italia SpA/Milano *	583,219	326
Terna Rete Elettrica Nazionale SpA	48,264	250
UniCredit SpA	66,647	855

		9,683

Japan — 4.3%
ABC-Mart Inc	1,000	58
Acom Co Ltd	11,600	43
Aeon Co Ltd	20,300	466
AEON Financial Service Co Ltd	4,000	79
Aeon Mall Co Ltd	3,300	61
AGC Inc/Japan	5,900	194
Air Water Inc	5,000	81
Aisin Seiki Co Ltd	5,100	200
Ajinomoto Co Inc	15,300	248
Alfresa Holdings Corp	6,600	176
Alps Electric Co Ltd	5,800	138
Amada Holdings Co Ltd	12,000	113
ANA Holdings Inc	3,900	131
Aozora Bank Ltd	4,000	138
Asahi Group Holdings Ltd	12,100	533
Asahi Kasei Corp	41,600	500
Asics Corp	4,600	67
Astellas Pharma Inc	64,400	997
Bandai Namco Holdings Inc	6,500	231
Bank of Kyoto Ltd/The	1,800	81
Benesse Holdings Inc	2,600	72
Bridgestone Corp	20,100	777
Brother Industries Ltd	6,800	125
Calbee Inc	2,800	93
Canon Inc	32,800	936
Casio Computer Co Ltd	6,600	100
Central Japan Railway Co	4,700	902
Chiba Bank Ltd/The	20,900	133
Chubu Electric Power Co Inc	20,300	293
Chugai Pharmaceutical Co Ltd	7,200	423
Chugoku Electric Power Co Inc/The	9,500	122
Coca-Cola Bottlers Japan Holdings Inc	4,600	120
Concordia Financial Group Ltd	37,200	171
Credit Saison Co Ltd	5,600	89
CyberAgent Inc	3,300	140
CYBERDYNE Inc *	3,000	21
Dai Nippon Printing Co Ltd	8,000	180
Daicel Corp	8,500	90
Daifuku Co Ltd	3,100	133
Dai-ichi Life Holdings Inc	35,800	678
Daiichi Sankyo Co Ltd	18,500	707
Daikin Industries Ltd	8,200	954

8	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daito Trust Construction Co Ltd	2,400	$317
Daiwa House Industry Co Ltd	18,300	553
Daiwa House REIT Investment Corp, Cl A ‡	59	129
Daiwa Securities Group Inc	52,000	298
DeNA Co Ltd	3,100	52
Denso Corp	14,300	640
Dentsu Inc	6,900	320
Disco Corp	900	143
Don Quijote Holdings Co Ltd	4,000	240
East Japan Railway Co	10,100	884
Eisai Co Ltd	8,200	684
Electric Power Development Co Ltd	5,000	136
FamilyMart UNY Holdings Co Ltd	2,400	279
FANUC Corp	6,400	1,119
Fast Retailing Co Ltd	1,900	961
Fuji Electric Co Ltd	4,000	123
FUJIFILM Holdings Corp	12,700	551
Fujitsu Ltd	6,500	395
Fukuoka Financial Group Inc	4,400	108
Hakuhodo DY Holdings Inc	7,900	132
Hamamatsu Photonics KK	4,700	157
Hankyu Hanshin Holdings Inc	7,700	254
Hikari Tsushin Inc	700	122
Hino Motors Ltd	7,500	72
Hirose Electric Co Ltd	955	91
Hisamitsu Pharmaceutical Co Inc	1,900	107
Hitachi Chemical Co Ltd	3,000	47
Hitachi Construction Machinery Co Ltd	3,700	99
Hitachi High-Technologies Corp	2,000	75
Hitachi Ltd	32,000	982
Hitachi Metals Ltd	6,200	73
Honda Motor Co Ltd	53,700	1,542
Hoshizaki Corp	1,700	137
Hoya Corp	12,500	710
Hulic Co Ltd	10,500	96
Idemitsu Kosan Co Ltd	4,600	210
IHI Corp	5,000	183
Iida Group Holdings Co Ltd	5,100	93
Inpex Corp	34,100	393
Isetan Mitsukoshi Holdings Ltd	11,400	133
Isuzu Motors Ltd	18,700	246
ITOCHU Corp	46,500	863
J Front Retailing Co Ltd	7,000	92
Japan Airlines Co Ltd	4,000	142
Japan Airport Terminal Co Ltd	1,300	50
Japan Exchange Group Inc	16,900	303
Japan Post Bank Co Ltd	13,600	159
Japan Post Holdings Co Ltd	51,500	611
Japan Prime Realty Investment Corp ‡	30	107
Japan Real Estate Investment Corp ‡	44	227
Japan Retail Fund Investment Corp ‡	89	164
Japan Tobacco Inc	35,700	919

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JFE Holdings Inc	16,400	$310
JGC Corp	7,100	138
JSR Corp	6,800	102
JTEKT Corp	6,500	81
JXTG Holdings Inc	106,600	727
Kajima Corp	15,000	194
Kakaku.com Inc	4,100	74
Kamigumi Co Ltd	3,500	72
Kaneka Corp	1,600	67
Kansai Electric Power Co Inc/The	23,400	359
Kansai Paint Co Ltd	6,300	93
Kao Corp	16,400	1,094
Kawasaki Heavy Industries Ltd	4,300	102
KDDI Corp	58,600	1,461
Keihan Holdings Co Ltd	3,000	114
Keikyu Corp	7,000	104
Keio Corp	3,200	174
Keisei Electric Railway Co Ltd	3,900	120
Keyence Corp	3,200	1,568
Kikkoman Corp	5,000	275
Kintetsu Group Holdings Co Ltd	5,800	223
Kirin Holdings Co Ltd	27,200	650
Kobayashi Pharmaceutical Co Ltd	1,600	105
Kobe Steel Ltd	9,000	72
Koito Manufacturing Co Ltd	3,300	157
Komatsu Ltd	30,600	798
Konami Holdings Corp	3,100	118
Konica Minolta Inc	15,900	158
Kose Corp	1,000	149
Kubota Corp	32,600	515
Kuraray Co Ltd	9,800	135
Kurita Water Industries Ltd	2,900	71
Kyocera Corp	10,600	577
Kyowa Hakko Kirin Co Ltd	8,700	169
Kyushu Electric Power Co Inc	11,600	135
Kyushu Railway Co	5,000	153
Lawson Inc	1,800	114
LINE Corp *	2,500	79
Lion Corp	7,000	131
LIXIL Group Corp	8,600	136
M3 Inc	14,200	229
Mabuchi Motor Co Ltd	1,400	50
Makita Corp	7,500	259
Marubeni Corp	52,000	422
Marui Group Co Ltd	6,100	131
Maruichi Steel Tube Ltd	1,600	46
Mazda Motor Corp	18,200	197
McDonald’s Holdings Co Japan Ltd	2,300	101
Mebuki Financial Group Inc	24,560	75
Medipal Holdings Corp	6,000	129
MEIJI Holdings Co Ltd	4,000	266
MINEBEA MITSUMI Inc	12,900	197

Adviser Managed Trust / Quarterly Report / October 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MISUMI Group Inc	9,500	$191
Mitsubishi Chemical Holdings Corp	42,600	333
Mitsubishi Corp	44,600	1,257
Mitsubishi Electric Corp	60,100	763
Mitsubishi Estate Co Ltd	39,100	626
Mitsubishi Gas Chemical Co Inc	5,500	93
Mitsubishi Heavy Industries Ltd	10,000	353
Mitsubishi Materials Corp	3,200	89
Mitsubishi Motors Corp	22,400	141
Mitsubishi Tanabe Pharma Corp	8,700	129
Mitsubishi UFJ Financial Group Inc	388,800	2,359
Mitsubishi UFJ Lease & Finance Co Ltd	13,000	67
Mitsui & Co Ltd	55,700	931
Mitsui Chemicals Inc	6,200	139
Mitsui Fudosan Co Ltd	29,100	656
Mitsui OSK Lines Ltd	4,000	98
Mizuho Financial Group Inc	787,100	1,353
MS&AD Insurance Group Holdings Inc	15,700	474
Murata Manufacturing Co Ltd	6,000	913
Nabtesco Corp	4,000	88
Nagoya Railroad Co Ltd	6,200	150
NEC Corp	8,800	253
Nexon Co Ltd	14,200	162
NGK Insulators Ltd	9,100	128
NGK Spark Plug Co Ltd	5,200	106
NH Foods Ltd	3,000	104
Nidec Corp	7,400	950
Nikon Corp	9,900	173
Nintendo Co Ltd	3,700	1,153
Nippon Building Fund Inc ‡	42	240
Nippon Electric Glass Co Ltd	3,100	78
Nippon Express Co Ltd	2,400	152
Nippon Paint Holdings Co Ltd	5,000	157
Nippon Prologis REIT Inc ‡	62	125
Nippon Steel & Sumitomo Metal Corp	24,700	457
Nippon Telegraph & Telephone Corp	22,900	964
Nippon Yusen KK	4,700	76
Nissan Chemical Corp	4,400	208
Nissan Motor Co Ltd	75,200	685
Nisshin Seifun Group Inc	6,900	138
Nissin Foods Holdings Co Ltd	2,000	129
Nitori Holdings Co Ltd	2,600	339
Nitto Denko Corp	5,500	345
NOK Corp	2,800	40
Nomura Holdings Inc	114,100	554
Nomura Real Estate Holdings Inc	3,600	68
Nomura Real Estate Master Fund Inc ‡	130	169
Nomura Research Institute Ltd	3,860	171
NSK Ltd	12,800	127
NTT Data Corp	21,400	276
NTT DOCOMO Inc	44,500	1,122
Obayashi Corp	21,100	186

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Obic Co Ltd	2,200	$200
Odakyu Electric Railway Co Ltd	10,100	214
Oji Holdings Corp	29,000	207
Olympus Corp	9,300	311
Omron Corp	6,400	260
Ono Pharmaceutical Co Ltd	12,800	292
Oracle Corp Japan	1,300	88
Oriental Land Co Ltd/Japan	6,600	621
ORIX Corp	43,200	705
Osaka Gas Co Ltd	12,000	220
Otsuka Corp	3,600	120
Otsuka Holdings Co Ltd	12,600	604
Panasonic Corp	71,800	795
Park24 Co Ltd	4,200	111
Persol Holdings Co Ltd	5,600	107
Pola Orbis Holdings Inc	2,800	75
Rakuten Inc	29,600	200
Recruit Holdings Co Ltd	36,100	971
Renesas Electronics Corp *	27,800	147
Resona Holdings Inc	69,400	366
Ricoh Co Ltd	22,700	227
Rinnai Corp	1,000	73
Rohm Co Ltd	3,000	211
Ryohin Keikaku Co Ltd	800	211
Sankyo Co Ltd	1,300	50
Santen Pharmaceutical Co Ltd	12,300	183
SBI Holdings Inc/Japan	7,600	199
Secom Co Ltd	6,800	557
Sega Sammy Holdings Inc	5,400	70
Seibu Holdings Inc	7,000	127
Seiko Epson Corp	9,100	147
Sekisui Chemical Co Ltd	12,700	200
Sekisui House Ltd	20,600	303
Seven & i Holdings Co Ltd	24,500	1,062
Seven Bank Ltd	17,300	54
SG Holdings Co Ltd	3,500	88
Sharp Corp/Japan	6,000	92
Shimadzu Corp	7,500	190
Shimamura Co Ltd	700	59
Shimano Inc	2,400	328
Shimizu Corp	18,800	153
Shin-Etsu Chemical Co Ltd	12,000	1,007
Shinsei Bank Ltd	5,200	79
Shionogi & Co Ltd	9,200	590
Shiseido Co Ltd	12,500	790
Shizuoka Bank Ltd/The	13,800	121
Showa Denko KK	4,400	192
Showa Shell Sekiyu KK	6,700	129
SMC Corp/Japan	1,900	609
SoftBank Group Corp	27,200	2,181
Sohgo Security Services Co Ltd	2,100	94
Sompo Holdings Inc	11,000	456

10	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sony Corp	41,800	$2,274
Sony Financial Holdings Inc	6,000	140
Stanley Electric Co Ltd	4,400	130
Subaru Corp	20,500	555
SUMCO Corp	7,400	100
Sumitomo Chemical Co Ltd	50,000	251
Sumitomo Corp	37,100	563
Sumitomo Dainippon Pharma Co Ltd	5,400	113
Sumitomo Electric Industries Ltd	24,200	331
Sumitomo Heavy Industries Ltd	3,800	120
Sumitomo Metal Mining Co Ltd	7,300	230
Sumitomo Mitsui Financial Group Inc	44,300	1,733
Sumitomo Mitsui Trust Holdings Inc	10,700	426
Sumitomo Realty & Development Co Ltd	12,000	413
Sumitomo Rubber Industries Ltd	5,000	72
Sundrug Co Ltd	2,200	80
Suntory Beverage & Food Ltd	4,500	184
Suzuken Co Ltd/Aichi Japan	2,200	111
Suzuki Motor Corp	11,300	566
Sysmex Corp	5,500	386
T&D Holdings Inc	18,000	290
Taiheiyo Cement Corp	4,100	121
Taisei Corp	6,800	291
Taisho Pharmaceutical Holdings Co Ltd	1,200	128
Taiyo Nippon Sanso Corp	3,800	61
Takashimaya Co Ltd	4,500	71
Takeda Pharmaceutical Co Ltd	23,400	948
TDK Corp	4,300	371
Teijin Ltd	5,400	94
Terumo Corp	10,100	545
THK Co Ltd	4,000	89
Tobu Railway Co Ltd	6,500	181
Toho Co Ltd/Tokyo	3,900	127
Toho Gas Co Ltd	2,200	76
Tohoku Electric Power Co Inc	13,200	167
Tokio Marine Holdings Inc	22,300	1,056
Tokyo Century Corp	1,400	75
Tokyo Electric Power Co Holdings Inc *	48,600	249
Tokyo Electron Ltd	5,100	709
Tokyo Gas Co Ltd	12,800	315
Tokyo Tatemono Co Ltd	6,000	65
Tokyu Corp	16,800	277
Tokyu Fudosan Holdings Corp	17,500	99
Toppan Printing Co Ltd	7,500	106
Toray Industries Inc	46,700	332
Toshiba Corp *	21,200	635
Tosoh Corp	7,900	104
TOTO Ltd	4,800	172
Toyo Seikan Group Holdings Ltd	4,700	96
Toyo Suisan Kaisha Ltd	2,600	90
Toyoda Gosei Co Ltd	1,900	41
Toyota Industries Corp	4,600	226

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toyota Motor Corp	74,900	$4,390
Toyota Tsusho Corp	7,100	257
Trend Micro Inc/Japan	4,100	237
Tsuruha Holdings Inc	1,200	125
Unicharm Corp	13,100	357
United Urban Investment Corp ‡	102	155
USS Co Ltd	7,400	134
West Japan Railway Co	5,300	356
Yahoo Japan Corp	95,700	301
Yakult Honsha Co Ltd	3,600	255
Yamada Denki Co Ltd	22,300	105
Yamaguchi Financial Group Inc	6,000	63
Yamaha Corp	4,300	190
Yamaha Motor Co Ltd	9,100	216
Yamato Holdings Co Ltd	10,300	282
Yamazaki Baking Co Ltd	3,800	69
Yaskawa Electric Corp	7,500	217
Yokogawa Electric Corp	7,800	153
Yokohama Rubber Co Ltd/The	4,100	80
ZOZO Inc	6,800	164

		106,868

Luxembourg — 0.0%
Altisource Portfolio Solutions SA *	1,166	29
RTL Group SA	1,390	89
SES SA, Cl A	11,716	252
Tenaris SA	15,840	236
Trinseo SA	5,335	288

		894

Malaysia — 0.2%
AirAsia Group Bhd	75,900	48
Alliance Financial Group Bhd *	51,000	48
AMMB Holdings Bhd	89,500	81
Astro Malaysia Holdings Bhd	77,700	25
Axiata Group Bhd	121,957	99
British American Tobacco Malaysia Bhd	6,700	50
CIMB Group Holdings Bhd	218,805	299
Dialog Group Bhd	154,400	125
DiGi.Com Bhd	156,100	161
FGV Holdings Bhd	75,900	25
Fraser & Neave Holdings Bhd	5,600	45
Gamuda Bhd	78,600	45
Genting Bhd	105,000	184
Genting Malaysia Bhd	134,000	144
Genting Plantations Bhd	16,000	37
HAP Seng Consolidated Bhd	28,200	66
Hartalega Holdings Bhd	71,000	106
Hong Leong Bank Bhd	32,900	163
Hong Leong Financial Group Bhd	12,000	53
IHH Healthcare Bhd	127,800	153
IJM Corp Bhd	131,600	51
IOI Corp Bhd	106,700	115

Adviser Managed Trust / Quarterly Report / October 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IOI Properties Group Bhd	99,750	$31
Kuala Lumpur Kepong Bhd	28,100	167
Malayan Banking Bhd	198,160	449
Malaysia Airports Holdings Bhd	43,700	87
Maxis Bhd	93,600	117
MISC Bhd	61,800	90
Nestle Malaysia Bhd	2,700	93
Petronas Chemicals Group Bhd	112,400	251
Petronas Dagangan Bhd	11,800	73
Petronas Gas Bhd	31,000	136
PPB Group Bhd	27,960	112
Press Metal Aluminium Holdings Bhd	58,200	67
Public Bank Bhd	143,700	845
RHB Bank Bhd	40,407	51
Sime Darby Bhd	115,423	61
Sime Darby Plantation Bhd	115,423	145
Sime Darby Property Bhd	115,423	27
SP Setia Bhd Group	70,360	35
Telekom Malaysia Bhd	51,300	29
Tenaga Nasional Bhd	163,900	576
Top Glove Corp Bhd	61,600	88
UMW Holdings Bhd	25,600	29
Westports Holdings Bhd	51,400	42
YTL Corp Bhd	218,790	55

		5,779

Mexico — 0.3%
Alfa SAB de CV, Cl A	142,900	151
Alsea SAB de CV	22,100	57
America Movil SAB de CV	1,621,600	1,176
Arca Continental SAB de CV	24,000	121
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Cl B	94,500	119
Cemex SAB de CV *	701,952	353
Coca-Cola Femsa SAB de CV	24,200	139
El Puerto de Liverpool SAB de CV	11,800	75
Fibra Uno Administracion SA de CV ‡	153,800	165
Fomento Economico Mexicano SAB de CV	92,800	793
Gruma SAB de CV, Cl B	11,300	119
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	18,100	151
Grupo Aeroportuario del Sureste SAB de CV, Cl B	10,000	165
Grupo Bimbo SAB de CV, Ser A	77,900	146
Grupo Carso SAB de CV	30,600	90
Grupo Financiero Banorte SAB de CV, Cl O	120,300	665
Grupo Financiero Inbursa SAB de CV, Cl O	117,300	153
Grupo Mexico SAB de CV	183,800	425
Grupo Televisa SAB	117,800	340
Industrias Penoles SAB de CV	6,810	96
Infraestructura Energetica Nova SAB de CV	25,000	98
Kimberly-Clark de Mexico SAB de CV, Cl A	80,700	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mexichem SAB de CV	49,917	$131
Promotora y Operadora de Infraestructura
SAB de CV	15,000	137
Wal-Mart de Mexico SAB de CV	252,500	648

		6,630

Netherlands — 1.2%
ABN AMRO Group NV (A)	14,093	347
Aegon NV	60,977	375
AerCap Holdings NV *	4,534	227
Airbus SE	19,215	2,127
Akzo Nobel NV	8,276	697
ArcelorMittal	21,587	539
ASML Holding NV	13,364	2,285
Cimpress NV *	2,809	351
Coca-Cola European Partners PLC	6,976	317
Frank’s International NV	9,732	69
Heineken Holding NV	3,626	314
Heineken NV	8,343	753
ING Groep NV	128,180	1,522
Koninklijke Ahold Delhaize NV	40,889	937
Koninklijke DSM NV	5,945	521
Koninklijke KPN NV	110,070	291
Koninklijke Philips NV	30,793	1,149
Koninklijke Vopak NV	2,037	92
NN Group NV	10,663	459
NXP Semiconductors NV	31,716	2,378
Randstad NV	3,993	202
RELX PLC	31,828	630
Royal Dutch Shell PLC, Cl A	151,363	4,836
Royal Dutch Shell PLC, Cl B	123,358	4,043
Unibail-Rodamco-Westfield ‡	3,345	608
Unilever NV	50,315	2,709
Wolters Kluwer NV	9,463	538

		29,316

New Zealand — 0.0%
a2 Milk Co Ltd *	23,711	161
Auckland International Airport Ltd	29,788	136
Fisher & Paykel Healthcare Corp Ltd	17,919	159
Fletcher Building Ltd	30,344	120
Meridian Energy Ltd	37,128	76
Ryman Healthcare Ltd	14,350	114
Spark New Zealand Ltd	62,496	161

		927

Norway — 0.1%
Aker BP ASA	3,502	116
DNB ASA	32,482	590
Equinor ASA	37,824	987
Gjensidige Forsikring ASA	5,794	90
Marine Harvest ASA	13,532	328
Nordic American Tankers Ltd	18,197	47
Norsk Hydro ASA	45,151	235

12	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orkla ASA	26,360	$228
Schibsted ASA, Cl B	3,567	113
Telenor ASA	24,716	455
Yara International ASA	5,786	250

		3,439

Pakistan — 0.0%
Habib Bank Ltd	25,000	28
Lucky Cement Ltd	9,900	37
United Bank Ltd/Pakistan	42,500	48

		113

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,639	62
Copa Holdings SA, Cl A	1,766	128

		190

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	9,800	136
Credicorp Ltd	3,200	722

		858

Philippines — 0.1%
Aboitiz Equity Ventures Inc	87,890	77
Aboitiz Power Corp	71,000	45
Alliance Global Group Inc *	113,100	24
Ayala Corp	11,040	190
Ayala Land Inc	323,500	240
Bank of the Philippine Islands	76,616	118
BDO Unibank Inc	87,866	201
DMCI Holdings Inc	242,100	58
Globe Telecom Inc	1,535	60
GT Capital Holdings Inc	3,778	54
International Container Terminal Services Inc	27,800	47
JG Summit Holdings Inc	126,700	112
Jollibee Foods Corp	29,850	154
Manila Electric Co	8,200	56
Megaworld Corp	660,000	54
Metro Pacific Investments Corp	586,000	53
Metropolitan Bank & Trust Co	39,172	48
PLDT Inc	4,370	113
Robinsons Land Corp	104,921	41
Security Bank Corp	11,600	31
SM Investments Corp	10,905	183
SM Prime Holdings Inc	443,200	280
Universal Robina Corp	39,080	95

		2,334

Poland — 0.1%
Alior Bank SA *	4,438	67
Bank Handlowy w Warszawie SA	1,777	32
Bank Millennium SA *	31,094	72
Bank Polska Kasa Opieki SA	7,405	202
CCC SA	1,316	57

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CD Projekt SA *	3,230	$133
Cyfrowy Polsat SA	11,600	67
Dino Polska SA *	2,517	56
Grupa Azoty SA	2,400	16
Grupa Lotos SA	6,419	116
Jastrzebska Spolka Weglowa SA *	2,700	52
KGHM Polska Miedz SA *	6,427	146
LPP SA	139	285
mBank SA	771	75
Orange Polska SA	33,367	38
PGE Polska Grupa Energetyczna SA *	38,568	106
PLAY Communications SA	5,037	22
Polski Koncern Naftowy ORLEN SA	14,192	342
Polskie Gornictwo Naftowe i Gazownictwo SA	81,102	133
Powszechna Kasa Oszczednosci Bank Polski SA	41,652	434
Powszechny Zaklad Ubezpieczen SA	27,066	277
Santander Bank Polska SA	1,651	147

		2,875

Portugal — 0.0%
EDP - Energias de Portugal SA	85,673	301
Galp Energia SGPS SA	16,195	283
Jeronimo Martins SGPS SA	8,491	104

		688

Qatar — 0.1%
Barwa Real Estate Co	5,000	51
Commercial Bank PQSC/The	9,858	112
Doha Bank QPSC	7,527	46
Ezdan Holding Group QSC	35,630	107
Industries Qatar QSC	8,396	323
Masraf Al Rayan QSC	16,583	173
Ooredoo QPSC	5,348	101
Qatar Electricity & Water Co QSC	2,170	112
Qatar Insurance Co SAQ	8,147	82
Qatar Islamic Bank SAQ	5,077	213
Qatar National Bank QPSC	19,844	1,063

		2,383

Russia — 0.4%
Gazprom PJSC ADR	266,945	1,265
LUKOIL PJSC ADR	20,650	1,543
Magnit PJSC GDR	17,403	232
MMC Norilsk Nickel PJSC ADR	33,961	563
Mobile TeleSystems PJSC ADR	31,000	248
Novatek PJSC GDR	4,969	840
PhosAgro PJSC GDR	13,200	168
Rosneft Oil Co PJSC GDR	69,843	491
Sberbank of Russia PJSC ADR	125,863	1,485
Severstal PJSC GDR	17,231	267
Surgutneftegas PJSC ADR	123,790	598

Adviser Managed Trust / Quarterly Report / October 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tatneft PJSC ADR	13,927	$982

		8,682

Singapore — 0.3%
Ascendas Real Estate Investment Trust ‡	82,900	151
CapitaLand Commercial Trust ‡	87,660	109
CapitaLand Ltd	83,500	189
CapitaLand Mall Trust ‡	85,300	130
City Developments Ltd	12,000	69
ComfortDelGro Corp Ltd	74,200	121
Dairy Farm International Holdings Ltd	11,000	99
DBS Group Holdings Ltd	58,329	988
Genting Singapore Ltd	200,800	128
Golden Agri-Resources Ltd	205,000	38
Hongkong Land Holdings Ltd	39,700	235
Jardine Cycle & Carriage Ltd	3,000	66
Jardine Matheson Holdings Ltd	7,400	427
Jardine Strategic Holdings Ltd	7,500	251
Keppel Corp Ltd	49,100	220
Oversea-Chinese Banking Corp Ltd	106,340	825
SATS Ltd	19,900	72
Sembcorp Industries Ltd	28,000	57
Singapore Airlines Ltd	16,000	110
Singapore Exchange Ltd	27,000	133
Singapore Press Holdings Ltd	46,000	88
Singapore Technologies Engineering Ltd	53,500	137
Singapore Telecommunications Ltd	272,200	621
Suntec Real Estate Investment Trust ‡	63,100	81
United Overseas Bank Ltd	43,468	765
UOL Group Ltd	14,324	62
Venture Corp Ltd	8,900	98
Wilmar International Ltd	65,400	149
Yangzijiang Shipbuilding Holdings Ltd	81,000	72

		6,491

Slovak Republic — 0.0%
Celltrion Inc *	3,703	707

South Africa — 0.5%
Absa Group Ltd	33,295	336
Anglo American Platinum Ltd	3,100	101
AngloGold Ashanti Ltd	19,249	186
Aspen Pharmacare Holdings Ltd	18,597	196
Bid Corp Ltd	15,700	294
Bidvest Group Ltd/The	16,200	202
Capitec Bank Holdings Ltd	2,300	154
Clicks Group Ltd	11,134	142
Coronation Fund Managers Ltd	14,000	47
Discovery Ltd	17,015	182
Exxaro Resources Ltd	11,700	120
FirstRand Ltd	163,965	714
Fortress REIT Ltd, Cl A ‡	60,100	69
Fortress REIT Ltd, Cl B ‡	46,320	45
Foschini Group Ltd/The	10,432	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gold Fields Ltd	40,499	$107
Growthpoint Properties Ltd ‡	140,553	216
Hyprop Investments Ltd ‡	11,891	73
Imperial Holdings Ltd	8,264	91
Investec Ltd	14,855	92
Kumba Iron Ore Ltd	3,140	61
Liberty Holdings Ltd	7,400	54
Life Healthcare Group Holdings Ltd	68,595	114
MMI Holdings Ltd/South Africa	56,800	69
Mondi Ltd	6,157	147
Mr Price Group Ltd	11,791	184
MTN Group Ltd	82,537	478
Naspers Ltd, Cl N	19,233	3,377
Nedbank Group Ltd	18,075	305
NEPI Rockcastle PLC	17,368	150
Netcare Ltd	55,348	93
Novus Holdings Ltd	7,070	2
Old Mutual Ltd	216,648	333
Pick n Pay Stores Ltd	18,980	88
Pioneer Foods Group Ltd	6,425	35
PSG Group Ltd	7,151	107
Rand Merchant Investment Holdings Ltd	41,955	98
Redefine Properties Ltd ‡	254,909	166
Reinet Investments SCA	6,443	108
Remgro Ltd	25,925	334
Resilient REIT Ltd ‡	14,685	59
RMB Holdings Ltd	33,836	171
Sanlam Ltd	75,992	382
Sappi Ltd	27,323	153
Sasol Ltd	26,925	882
Shoprite Holdings Ltd	21,221	259
SPAR Group Ltd/The	9,534	113
Standard Bank Group Ltd	62,994	697
Telkom SA SOC Ltd	17,000	62
Tiger Brands Ltd	7,559	135
Truworths International Ltd	22,773	125
Vodacom Group Ltd	27,646	233
Woolworths Holdings Ltd/South Africa	45,875	158

		13,213

South Korea — 1.2%
Amorepacific Corp	1,480	199
AMOREPACIFIC Group	1,418	77
BGF retail Co Ltd	1,000	148
BNK Financial Group Inc	12,800	85
Celltrion Healthcare Co Ltd *	2,153	120
Celltrion Pharm Inc *	884	41
Cheil Worldwide Inc	3,600	72
CJ CheilJedang Corp	410	117
CJ Corp	749	72
CJ ENM Co Ltd	545	108
CJ Logistics Corp *	450	63
Coway Co Ltd	2,520	155

14	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daelim Industrial Co Ltd	1,424	$95
Daewoo Engineering & Construction Co Ltd *	9,803	39
DB Insurance Co Ltd	2,450	154
DGB Financial Group Inc	8,630	71
Dongsuh Cos Inc	2,311	38
Doosan Bobcat Inc	2,005	62
Doosan Heavy Industries & Construction Co Ltd	3,768	36
E-MART Inc	994	178
GS Engineering & Construction Corp	2,600	95
GS Holdings Corp	2,542	108
GS Retail Co Ltd	1,580	50
Hana Financial Group Inc	13,824	465
Hankook Tire Co Ltd	3,627	132
Hanmi Pharm Co Ltd	325	111
Hanmi Science Co ltd	920	54
Hanon Systems	10,980	105
Hanssem Co Ltd	612	26
Hanwha Chemical Corp	5,420	77
Hanwha Corp	2,530	62
Hanwha Life Insurance Co Ltd	16,248	64
HDC Hyundai Development Co-Engineering & Construction, Cl E *	1,795	69
HLB Inc *	1,597	121
Hotel Shilla Co Ltd	1,910	119
Hyundai Department Store Co Ltd	824	63
Hyundai Engineering & Construction Co Ltd	3,730	150
Hyundai Glovis Co Ltd	913	91
Hyundai Heavy Industries Co Ltd *	1,732	189
Hyundai Heavy Industries Holdings Co Ltd *	511	160
Hyundai Marine & Fire Insurance Co Ltd	3,730	137
Hyundai Mobis Co Ltd	3,349	558
Hyundai Motor Co	7,227	675
Hyundai Steel Co	3,849	141
Industrial Bank of Korea	12,124	158
Kakao Corp	2,201	177
Kangwon Land Inc	5,768	145
KB Financial Group Inc	18,618	774
KCC Corp	344	75
KEPCO Plant Service & Engineering Co Ltd	1,320	32
Kia Motors Corp	12,202	304
Korea Aerospace Industries Ltd	3,659	93
Korea Electric Power Corp	11,770	280
Korea Gas Corp *	1,500	69
Korea Investment Holdings Co Ltd	2,061	107
Korea Zinc Co Ltd	409	136
Korean Air Lines Co Ltd	2,476	60
KT Corp	1,877	47
KT&G Corp	5,362	478
Kumho Petrochemical Co Ltd	1,057	80
LG Chem Ltd	2,257	687
LG Corp	4,586	267

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LG Display Co Ltd	11,060	$160
LG Electronics Inc	4,924	274
LG Household & Health Care Ltd	449	411
LG Innotek Co Ltd	700	76
LG Uplus Corp	10,307	146
Lotte Chemical Corp	807	186
Lotte Corp	2,240	93
Lotte Shopping Co Ltd	569	97
Medy-Tox Inc	208	85
Mirae Asset Daewoo Co Ltd	20,016	113
NAVER Corp	6,565	660
NCSoft Corp	847	319
Netmarble Corp (A)	1,237	122
NH Investment & Securities Co Ltd	7,300	78
OCI Co Ltd	1,108	83
Orange Life Insurance Ltd	1,700	46
Orion Corp/Republic of Korea	1,315	110
Ottogi Corp	124	72
Pan Ocean Co Ltd *	13,426	56
Pearl Abyss Corp *	313	56
POSCO	3,550	804
Posco Daewoo Corp	2,965	46
S-1 Corp, Cl 1	1,060	90
Samsung Biologics Co Ltd *(A)	790	269
Samsung C&T Corp	3,507	334
Samsung Card Co Ltd	1,800	53
Samsung Electro-Mechanics Co Ltd	2,590	268
Samsung Electronics Co Ltd	215,628	8,023
Samsung Engineering Co Ltd *	7,838	126
Samsung Fire & Marine Insurance Co Ltd	1,511	369
Samsung Heavy Industries Co Ltd *	19,060	116
Samsung Life Insurance Co Ltd	3,269	264
Samsung SDI Co Ltd	2,502	517
Samsung SDS Co Ltd	1,640	277
Samsung Securities Co Ltd	3,270	77
Shinhan Financial Group Co Ltd	20,000	747
Shinsegae Inc	400	91
SillaJen Inc *	2,485	150
SK Holdings Co Ltd	1,994	458
SK Hynix Inc	27,530	1,648
SK Innovation Co Ltd	2,972	557
SK Telecom Co Ltd	958	225
S-Oil Corp	2,143	233
ViroMed Co Ltd *	676	110
Woori Bank	21,967	304
Yuhan Corp	474	70

		29,190

Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	8,632	324
Aena SME SA	2,227	356
Amadeus IT Group SA, Cl A	14,452	1,166

Adviser Managed Trust / Quarterly Report / October 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banco Bilbao Vizcaya Argentaria SA	220,883	$1,223
Banco de Sabadell SA	186,875	247
Banco Santander SA	528,926	2,514
Bankia SA	39,214	123
Bankinter SA	23,425	192
CaixaBank SA	118,011	479
Enagas SA	7,589	201
Endesa SA	10,248	215
Ferrovial SA	16,459	330
Grifols SA	9,603	274
Iberdrola SA	196,593	1,393
Industria de Diseno Textil SA	35,964	1,016
International Consolidated Airlines Group SA	19,393	150
Mapfre SA	39,291	118
Naturgy Energy Group SA	11,286	278
Red Electrica Corp SA	14,756	306
Repsol SA	45,066	808
Siemens Gamesa Renewable Energy SA *	7,701	85
Telefonica SA	154,917	1,270

		13,068

Sweden — 0.5%
Alfa Laval AB	9,153	234
Assa Abloy AB, Cl B	32,801	655
Atlas Copco AB, Cl A	21,773	540
Atlas Copco AB, Cl B	12,878	296
Boliden AB	8,844	202
Electrolux AB	7,787	162
Epiroc AB, Cl A *	21,773	191
Epiroc AB, Cl B *	12,878	106
Essity AB, Cl B	19,934	456
Hennes & Mauritz AB, Cl B	29,203	517
Hexagon AB, Cl B	8,578	421
Husqvarna AB, Cl B	12,063	91
ICA Gruppen AB	2,331	83
Industrivarden AB, Cl C	5,891	123
Investor AB, Cl B	14,868	645
Kinnevik AB	7,323	203
L E Lundbergforetagen AB, Cl B	2,246	69
Lundin Petroleum AB	6,464	198
Millicom International Cellular SA	2,253	127
Nordea Bank Abp	98,957	862
Sandvik AB	36,347	576
Securitas AB, Cl B	10,549	181
Skandinaviska Enskilda Banken AB, Cl A	53,907	559
Skanska AB, Cl B	10,951	173
SKF AB, Cl B	12,789	206
Svenska Handelsbanken AB, Cl A	50,523	550
Swedbank AB, Cl A	29,912	675
Swedish Match AB	6,084	310
Tele2 AB, Cl B	12,346	141
Telefonaktiebolaget LM Ericsson, Cl B	100,036	873
Telia Co AB	89,441	404

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Volvo AB, Cl B	51,578	$772

		11,601

Switzerland — 1.5%
ABB Ltd *	60,802	1,227
Adecco Group AG	5,534	272
Baloise Holding AG	1,619	232
Barry Callebaut AG	74	145
Chocoladefabriken Lindt & Spruengli AG	40	495
Cie Financiere Richemont SA	17,072	1,251
Clariant AG	6,112	132
Coca-Cola HBC AG	6,842	202
Credit Suisse Group AG	84,710	1,113
Dufry AG	988	112
EMS-Chemie Holding AG	278	153
Geberit AG	1,210	474
Givaudan SA *	302	734
Julius Baer Group Ltd	7,230	331
Kuehne + Nagel International AG	1,736	242
LafargeHolcim Ltd	15,890	737
Lonza Group AG	2,440	768
Nestle SA	102,343	8,660
Novartis AG	71,339	6,258
Pargesa Holding SA	1,322	97
Partners Group Holding AG	561	400
Roche Holding AG	23,038	5,614
Schindler Holding AG	2,066	434
SGS SA *	175	416
Sika AG	4,205	540
Sonova Holding AG *	1,859	304
Straumann Holding AG	350	239
Swatch Group AG/The *	2,731	459
Swiss Life Holding AG	1,139	431
Swiss Prime Site AG	2,396	195
Swiss Re AG	10,218	924
Swisscom AG *	834	383
Temenos AG	1,952	269
Transocean Ltd *	25,100	276
UBS Group AG	127,318	1,783
Vifor Pharma AG	1,486	215
Zurich Insurance Group AG	4,949	1,541

		38,058

Taiwan — 1.1%
Acer Inc	144,000	101
Advantech Co Ltd	15,399	106
Airtac International Group	5,000	43
ASE Technology Holding Co Ltd	155,014	313
Asia Cement Corp	104,000	110
Asustek Computer Inc	33,000	244
AU Optronics Corp	416,000	164
Catcher Technology Co Ltd	31,000	312
Cathay Financial Holding Co Ltd	379,000	600

16	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chailease Holding Co Ltd	59,160	$169
Chang Hwa Commercial Bank Ltd	263,196	149
Cheng Shin Rubber Industry Co Ltd	87,000	122
Chicony Electronics Co Ltd	32,331	65
China Airlines Ltd	116,000	34
China Development Financial Holding Corp	611,000	196
China Life Insurance Co Ltd/Taiwan	132,084	125
China Steel Corp	584,000	461
Chunghwa Telecom Co Ltd	176,000	623
Compal Electronics Inc	186,000	102
CTBC Financial Holding Co Ltd	816,720	545
Delta Electronics Inc	96,000	403
E.Sun Financial Holding Co Ltd	455,942	302
Eclat Textile Co Ltd	9,120	108
Eva Airways Corp	108,150	49
Evergreen Marine Corp Taiwan Ltd	102,922	38
Far Eastern New Century Corp	147,000	148
Far EasTone Telecommunications Co Ltd	71,000	169
Feng TAY Enterprise Co Ltd	15,000	90
First Financial Holding Co Ltd	438,159	277
Formosa Chemicals & Fibre Corp	160,000	579
Formosa Petrochemical Corp	59,000	233
Formosa Plastics Corp	203,000	663
Formosa Taffeta Co Ltd	34,000	37
Foxconn Technology Co Ltd	42,250	90
Fubon Financial Holding Co Ltd	305,000	478
General Interface Solution Holding Ltd	9,000	30
Giant Manufacturing Co Ltd	17,000	65
Globalwafers Co Ltd	10,000	79
Highwealth Construction Corp	40,000	59
Hiwin Technologies Corp	10,855	70
Hon Hai Precision Industry Co Ltd	600,320	1,529
Hotai Motor Co Ltd	12,000	83
HTC Corp *	27,000	29
Hua Nan Financial Holdings Co Ltd	363,567	205
Innolux Corp	406,000	123
Inventec Corp	111,000	90
Largan Precision Co Ltd	5,000	541
Lite-On Technology Corp	105,224	121
Macronix International	98,440	55
MediaTek Inc	69,000	507
Mega Financial Holding Co Ltd	500,000	423
Micro-Star International Co Ltd	35,000	77
Nan Ya Plastics Corp	233,000	579
Nanya Technology Corp	53,000	88
Nien Made Enterprise Co Ltd	9,000	56
Novatek Microelectronics Corp	27,000	119
Pegatron Corp	87,000	158
Phison Electronics Corp	7,000	46
Pou Chen Corp	98,000	99
Powertech Technology Inc	37,000	81
President Chain Store Corp	27,000	305

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quanta Computer Inc	120,000	$189
Realtek Semiconductor Corp	24,000	96
Ruentex Development Co Ltd	27,360	38
Ruentex Industries Ltd	16,800	50
Shin Kong Financial Holding Co Ltd	367,213	120
SinoPac Financial Holdings Co Ltd	472,742	160
Standard Foods Corp	26,000	39
Synnex Technology International Corp	73,700	79
TaiMed Biologics Inc *	9,000	56
Taishin Financial Holding Co Ltd	443,585	197
Taiwan Business Bank	226,076	75
Taiwan Cement Corp	214,900	241
Taiwan Cooperative Financial Holding Co Ltd	366,699	206
Taiwan High Speed Rail *	102,000	101
Taiwan Mobile Co Ltd	74,000	264
Taiwan Semiconductor Manufacturing Co Ltd	828,000	6,262
Taiwan Semiconductor Manufacturing Co
Ltd ADR	57,200	2,179
Teco Electric and Machinery Co Ltd	102,000	59
Uni-President Enterprises Corp	225,000	545
United Microelectronics Corp	538,000	205
Vanguard International Semiconductor Corp	46,000	85
Walsin Technology Corp	14,000	59
Win Semiconductors Corp	15,000	46
Winbond Electronics Corp	130,000	56
Wistron Corp	144,695	88
WPG Holdings Ltd	67,160	80
Yageo Corp	11,783	120
Yuanta Financial Holding Co Ltd	474,000	230
Zhen Ding Technology Holding Ltd	22,000	50

		25,840

Thailand — 0.3%
Advanced Info Service PCL NVDR	48,700	288
Airports of Thailand PCL NVDR	200,000	386
Bangkok Bank PCL NVDR	12,600	79
Bangkok Dusit Medical Services PCL NVDR	216,600	160
Bangkok Expressway & Metro PCL NVDR	334,400	86
Banpu PCL NVDR	101,800	53
Berli Jucker PCL NVDR	56,700	95
BTS Group Holdings PCL NVDR	276,100	76
Bumrungrad Hospital PCL NVDR	18,900	110
Central Pattana PCL NVDR	59,800	143
Charoen Pokphand Foods PCL NVDR	133,900	102
CP ALL PCL NVDR	244,400	496
Delta Electronics Thailand PCL NVDR	25,400	53
Electricity Generating PCL NVDR	7,100	50
Energy Absolute PCL NVDR	55,100	82
Fabrinet *	4,494	195
Glow Energy PCL NVDR	25,100	63
Home Product Center PCL NVDR	196,900	89
Indorama Ventures PCL NVDR	79,100	129
IRPC PCL NVDR	496,500	91

Adviser Managed Trust / Quarterly Report / October 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kasikornbank PCL	53,300	$321
Kasikornbank PCL NVDR	58,000	349
Krung Thai Bank PCL NVDR	166,400	101
Land & Houses PCL NVDR	137,895	43
Minor International PCL NVDR	107,600	119
PTT Exploration & Production PCL NVDR	62,700	264
PTT Global Chemical PCL NVDR	105,200	245
PTT PCL NVDR	490,000	754
Robinson PCL NVDR	25,500	50
Siam Cement PCL/The	13,400	169
Siam Cement PCL/The NVDR	5,800	73
Siam Commercial Bank PCL/The NVDR	84,000	348
Thai Oil PCL NVDR	49,900	128
Thai Union Group PCL NVDR	94,300	47
TMB Bank PCL NVDR	629,600	43
True Corp PCL NVDR	484,932	86

		5,966

Turkey — 0.1%
Akbank T.A.S.	102,778	121
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,784	36
Arcelik AS	11,123	31
Aselsan Elektronik Sanayi Ve Ticaret AS	8,700	39
BIM Birlesik Magazalar AS	10,630	151
Coca-Cola Icecek AS	3,923	19
Emlak Konut Gayrimenkul Yatirim Ortakligi AS ‡	100,676	30
Eregli Demir ve Celik Fabrikalari TAS	65,474	106
Ford Otomotiv Sanayi AS	3,700	40
Haci Omer Sabanci Holding AS	41,698	53
KOC Holding AS	36,335	101
Petkim Petrokimya Holding AS	38,280	35
TAV Havalimanlari Holding AS	8,800	37
Tofas Turk Otomobil Fabrikasi AS	6,300	24
Tupras Turkiye Petrol Rafinerileri AS	5,735	135
Turk Hava Yollari AO *	27,600	69
Turkcell Iletisim Hizmetleri AS	49,994	101
Turkiye Garanti Bankasi AS	106,672	133
Turkiye Halk Bankasi AS	29,352	32
Turkiye Is Bankasi AS, Cl C	72,297	51
Turkiye Sise ve Cam Fabrikalari AS	34,186	29
Turkiye Vakiflar Bankasi TAO, Cl D	37,100	23
Ulker Biskuvi Sanayi AS *	7,649	20
Yapi ve Kredi Bankasi AS	83,361	24

		1,440

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	85,164	188
Aldar Properties PJSC	125,248	59
DAMAC Properties Dubai Co PJSC	85,929	47
DP World Ltd	7,288	131
Dubai Investments PJSC	91,351	40
Dubai Islamic Bank PJSC	74,858	107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emaar Development PJSC	35,076	$47
Emaar Malls PJSC	101,378	51
Emaar Properties PJSC	160,068	222
Emirates Telecommunications Group Co PJSC	92,644	439
First Abu Dhabi Bank PJSC	83,586	315

		1,646

United Kingdom — 2.8%
3i Group PLC	31,505	354
Admiral Group PLC	6,902	178
Anglo American PLC	34,146	731
Antofagasta PLC	13,360	134
Aon PLC	14,600	2,280
Ashtead Group PLC	15,916	394
Associated British Foods PLC	11,713	357
AstraZeneca PLC	41,604	3,184
Auto Trader Group PLC (A)	32,537	170
Aviva PLC	131,878	722
Babcock International Group PLC	7,304	57
BAE Systems PLC	103,800	697
Barclays PLC	565,615	1,247
Barratt Developments PLC	32,516	214
Berkeley Group Holdings PLC	4,350	195
BHP Billiton	69,789	1,393
BP PLC	663,790	4,812
British American Tobacco PLC	75,562	3,276
British Land Co PLC/The ‡	31,466	238
BT Group PLC, Cl A	275,677	847
Bunzl PLC	11,161	330
Burberry Group PLC	13,890	321
Carnival PLC	5,930	323
Centrica PLC	187,034	352
Compass Group PLC	52,397	1,031
ConvaTec Group PLC (A)	46,308	96
Croda International PLC	4,410	272
DCC PLC	2,855	245
Diageo PLC	80,860	2,798
Direct Line Insurance Group PLC	46,039	194
easyJet PLC	5,480	84
Ferguson PLC	7,589	512
Fresnillo PLC	7,665	83
G4S PLC	52,142	143
GlaxoSmithKline PLC	162,857	3,145
Glencore PLC	381,154	1,553
GVC Holdings PLC	17,401	208
Hammerson PLC ‡	25,965	145
Hargreaves Lansdown PLC	9,217	220
HSBC Holdings PLC	660,039	5,439
Imperial Brands PLC	31,027	1,052
Informa PLC	40,088	366
InterContinental Hotels Group PLC	5,982	314
Intertek Group PLC	5,183	310
Investec PLC	22,117	137

18	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ITV PLC	122,221	$233
J Sainsbury PLC	58,674	233
John Wood Group PLC	21,241	194
Johnson Matthey PLC	6,247	237
Kingfisher PLC	71,267	232
Land Securities Group PLC ‡	24,806	270
Larsen & Toubro Ltd GDR	18,000	316
Legal & General Group PLC	192,238	618
Lloyds Banking Group PLC	2,374,487	1,736
London Stock Exchange Group PLC	10,191	562
Marks & Spencer Group PLC	52,417	198
Mediclinic International PLC	13,408	64
Meggitt PLC	26,320	178
Melrose Industries PLC	155,863	336
Merlin Entertainments PLC	24,669	102
Micro Focus International PLC ADR	14,692	225
Mondi PLC	11,637	274
National Grid PLC	109,301	1,158
Next PLC	4,771	317
NMC Health PLC	3,370	152
Pearson PLC	26,171	300
Persimmon PLC	10,026	294
Prudential PLC	85,340	1,712
Randgold Resources Ltd	3,197	251
Reckitt Benckiser Group PLC	22,039	1,783
RELX PLC	34,412	682
Rio Tinto PLC	39,334	1,912
Rolls-Royce Holdings PLC	54,815	588
Rowan Cos Plc, Cl A *	16,028	255
Royal Bank of Scotland Group PLC	155,602	470
Royal Mail PLC	28,600	131
RSA Insurance Group PLC	32,826	237
Sage Group PLC/The	34,232	238
Schroders PLC	3,929	135
Segro PLC ‡	33,975	267
Severn Trent PLC	7,638	182
Shire PLC	30,110	1,801
Smith & Nephew PLC	28,982	472
Smiths Group PLC	12,704	227
SSE PLC	35,261	514
St James’s Place PLC	17,007	220
Standard Chartered PLC	90,829	638
Standard Life Aberdeen PLC	76,625	265
Tata Steel Ltd GDR	20,000	145
Taylor Wimpey PLC	103,787	214
Tesco PLC	323,953	883
Travis Perkins PLC	8,605	122
Unilever PLC	40,194	2,130
United Utilities Group PLC	21,667	201
Vodafone Group PLC	872,928	1,649
VTB Bank PJSC GDR	145,518	183
Weir Group PLC/The	8,058	163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Whitbread PLC	6,128	$345
Wm Morrison Supermarkets PLC	72,034	228
WPP PLC	41,772	474

		69,099

United States — 71.3%

Communication Services — 6.2%
Activision Blizzard Inc	44,800	3,093
Alphabet Inc, Cl A *	17,829	19,444
Alphabet Inc, Cl C *	18,180	19,576
AMC Entertainment Holdings Inc, Cl A	6,549	126
AMC Networks Inc, Cl A *	3,000	176
AT&T Inc	433,664	13,305
ATN International Inc	1,319	111
Beasley Broadcast Group Inc, Cl A	771	5
Boingo Wireless Inc *	5,174	162
Boston Omaha Corp, Cl A *	621	17
Cable One Inc	300	269
Cardlytics Inc *	835	18
Care.com Inc *	2,640	47
Cargurus Inc, Cl A *	6,191	275
Cars.com Inc *	8,706	227
CBS Corp, Cl B	19,605	1,124
CenturyLink Inc	56,557	1,167
Charter Communications Inc, Cl A *	10,553	3,381
Cincinnati Bell Inc *	5,576	79
Cinemark Holdings Inc	6,200	258
Clear Channel Outdoor Holdings Inc, Cl A	5,326	31
Cogent Communications Holdings Inc	5,243	273
Comcast Corp, Cl A	272,844	10,406
Consolidated Communications Holdings Inc	8,915	112
Daily Journal Corp *	152	36
Discovery Inc, Cl A *	8,900	288
Discovery Inc, Cl C *	20,792	609
DISH Network Corp, Cl A *	12,900	397
Electronic Arts Inc *	18,000	1,638
Emerald Expositions Events Inc	3,312	48
Entercom Communications Corp, Cl A	16,511	107
Entravision Communications Corp, Cl A	7,773	38
Eros International PLC *	3,990	40
EW Scripps Co/The, Cl A	5,890	99
Facebook Inc, Cl A *	141,888	21,537
Fluent Inc *	5,199	13
Frontier Communications Corp	13,361	64
Gannett Co Inc	14,537	141
GCI Liberty Inc *	5,720	271
Glu Mobile Inc *	14,118	100
Gogo Inc *	7,325	42
Gray Television Inc *	10,225	177
Hemisphere Media Group Inc, Cl A *	2,028	27
IAC/InterActiveCorp *	4,500	885
Intelsat SA *	5,762	150
Interpublic Group of Cos Inc/The	22,800	528

Adviser Managed Trust / Quarterly Report / October 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iridium Communications Inc *	12,110	$240
John Wiley & Sons Inc, Cl A	2,700	146
Liberty Broadband Corp, Cl A *	1,600	132
Liberty Broadband Corp, Cl C *	6,200	514
Liberty Latin America Ltd, Cl A *	5,595	101
Liberty Latin America Ltd, Cl C *	14,220	256
Liberty Media Corp-Liberty Braves, Cl A *	1,188	31
Liberty Media Corp-Liberty Braves, Cl C *	4,436	115
Liberty Media Corp-Liberty Formula One, Cl A *	1,800	57
Liberty Media Corp-Liberty Formula One, Cl C *	11,600	384
Liberty Media Corp-Liberty SiriusXM, Cl A *	5,100	210
Liberty Media Corp-Liberty SiriusXM, Cl C *	10,300	425
Liberty TripAdvisor Holdings Inc, Cl A *	9,244	133
Lions Gate Entertainment Corp, Cl A	3,450	66
Lions Gate Entertainment Corp, Cl B	6,067	108
Live Nation Entertainment Inc *	8,300	434
LiveXLive Media Inc *	782	2
Loral Space & Communications Inc *	1,542	69
Madison Square Garden Co/The *	1,100	304
Marcus Corp/The	2,415	94
Match Group Inc *	3,000	155
Meet Group Inc/The *	8,333	37
Meredith Corp	4,972	256
MSG Networks Inc *	7,528	192
National CineMedia Inc	9,040	81
Netflix Inc *	24,900	7,514
New Media Investment Group Inc	7,618	107
New York Times Co/The, Cl A	16,575	438
News Corp	6,400	85
News Corp, Cl A	23,000	303
Nexstar Media Group Inc, Cl A	5,660	424
NII Holdings Inc *	11,527	72
Omnicom Group Inc	13,500	1,003
Ooma Inc *	2,531	38
ORBCOMM Inc *	9,446	90
Pandora Media Inc *	32,123	273
pdvWireless Inc *	1,057	43
QuinStreet Inc *	4,656	74
Reading International Inc, Cl A *	2,292	33
Rosetta Stone Inc *	2,625	55
Saga Communications Inc, Cl A	403	14
Scholastic Corp	3,507	152
Shenandoah Telecommunications Co	5,926	225
Sinclair Broadcast Group Inc, Cl A	9,025	259
Sirius XM Holdings Inc	77,300	465
Spok Holdings Inc	2,465	35
Sprint Corp *	39,200	240
Take-Two Interactive Software Inc *	6,700	863
TechTarget Inc *	2,515	51
TEGNA Inc	27,102	313

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telephone & Data Systems Inc	5,700	$176
T-Mobile US Inc *	18,400	1,261
Travelzoo *	734	6
Tribune Media Co, Cl A	4,900	186
Tribune Publishing Co *	2,259	34
TripAdvisor Inc *	6,500	339
TrueCar Inc *	11,742	134
Twenty-First Century Fox Inc	28,900	1,306
Twenty-First Century Fox Inc, Cl A	62,100	2,827
Twitter Inc *	41,900	1,456
United States Cellular Corp *	800	38
Verizon Communications Inc	246,791	14,089
Viacom Inc, Cl A	400	14
Viacom Inc, Cl B	20,700	662
Vonage Holdings Corp *	27,947	371
Walt Disney Co/The	89,000	10,220
WideOpenWest Inc *	3,648	36
Windstream Holdings Inc *	4,380	18
World Wrestling Entertainment Inc, Cl A	5,436	395
XO Group Inc *	3,022	105
Yelp Inc, Cl A *	10,255	439
Zayo Group Holdings Inc *	11,500	344
Zillow Group Inc, Cl A *	3,300	133
Zillow Group Inc, Cl C *	6,900	278
Zynga Inc, Cl A *	45,900	167

		153,662

Consumer Discretionary — 7.4%
1-800-Flowers.com Inc, Cl A *	3,443	36
Aaron’s Inc	8,626	407
Abercrombie & Fitch Co, Cl A	8,696	171
Acushnet Holdings Corp	4,424	108
Adient PLC	5,614	171
Adtalem Global Education Inc *	7,570	383
Advance Auto Parts Inc	4,200	671
Amazon.com Inc *	24,273	38,788
American Axle & Manufacturing Holdings Inc *	13,990	212
American Eagle Outfitters Inc	20,394	470
American Outdoor Brands Corp *	6,477	89
American Public Education Inc *	1,985	65
America’s Car-Mart Inc/TX *	720	54
Aramark	14,500	521
Asbury Automotive Group Inc *	2,582	168
Ascena Retail Group Inc *	22,633	87
At Home Group Inc *	5,589	153
AutoNation Inc *	3,000	121
AutoZone Inc *	1,600	1,174
Barnes & Noble Education Inc *	4,813	27
Barnes & Noble Inc	7,360	47
Bassett Furniture Industries Inc	1,272	25
BBX Capital Corp, Cl A	8,680	51
Beazer Homes USA Inc *	3,957	35
Bed Bath & Beyond Inc	16,787	231

20	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Belmond Ltd, Cl A *	11,425	$196
Best Buy Co Inc	14,300	1,003
Big 5 Sporting Goods Corp	2,770	10
Big Lots Inc	4,966	206
Biglari Holdings Inc, Cl A *	12	9
Biglari Holdings Inc, Cl B *	128	18
BJ’s Restaurants Inc	2,620	160
Bloomin’ Brands Inc	10,533	210
Bluegreen Vacations Corp	1,038	14
Bojangles’ Inc *	2,312	37
Booking Holdings Inc *	2,805	5,258
Boot Barn Holdings Inc *	3,534	87
BorgWarner Inc	12,300	485
Boyd Gaming Corp	10,108	268
Bright Horizons Family Solutions Inc *	3,300	379
Brinker International Inc	5,495	238
Brunswick Corp/DE	5,100	265
Buckle Inc/The	3,640	74
Burlington Stores Inc *	3,900	669
Caesars Entertainment Corp *	34,200	294
Caleres Inc	5,389	184
Callaway Golf Co	11,914	255
Cambium Learning Group Inc *	1,588	23
Camping World Holdings Inc, Cl A	3,875	66
Career Education Corp *	8,340	120
CarMax Inc *	10,600	720
Carnival Corp	24,000	1,345
Carriage Services Inc, Cl A	2,333	44
Carrols Restaurant Group Inc *	4,136	54
Carter’s Inc	2,700	259
Carvana Co, Cl A *	4,077	158
Cato Corp/The, Cl A	2,897	56
Cavco Industries Inc *	1,074	215
Century Casinos Inc *	3,396	21
Century Communities Inc *	3,327	71
Cheesecake Factory Inc/The	5,350	259
Chegg Inc *	13,514	369
Chico’s FAS Inc	15,621	120
Children’s Place Inc/The	2,004	299
Chipotle Mexican Grill Inc, Cl A *	1,457	671
Choice Hotels International Inc	2,000	147
Churchill Downs Inc	1,490	372
Chuy’s Holdings Inc *	2,168	53
Citi Trends Inc	1,503	38
Clarus Corp	3,109	30
Columbia Sportswear Co	1,800	163
Conn’s Inc *	2,445	68
Container Store Group Inc/The *	1,817	11
Cooper Tire & Rubber Co	6,376	197
Cooper-Standard Holdings Inc *	2,245	208
Core-Mark Holding Co Inc	5,808	223
Cracker Barrel Old Country Store Inc	2,433	386

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crocs Inc *	8,558	$176
Culp Inc	1,396	32
Dana Inc	18,568	289
Darden Restaurants Inc	7,300	778
Dave & Buster’s Entertainment Inc	4,993	297
Deckers Outdoor Corp *	3,759	478
Del Frisco’s Restaurant Group Inc *	4,500	30
Del Taco Restaurants Inc *	4,198	46
Delphi Automotive PLC *	15,600	1,198
Denny’s Corp *	7,798	135
Dick’s Sporting Goods Inc	5,000	177
Dillard’s Inc, Cl A	1,510	106
Dine Brands Global Inc	2,105	171
Dollar General Corp	16,100	1,793
Dollar Tree Inc *	13,900	1,172
Domino’s Pizza Inc	2,500	672
Dorman Products Inc *	3,366	266
DR Horton Inc	20,700	744
Drive Shack Inc *	7,011	37
DSW Inc, Cl A	8,752	232
Duluth Holdings Inc, Cl B *	1,015	31
Dunkin’ Brands Group Inc	5,100	370
eBay Inc *	55,900	1,623
El Pollo Loco Holdings Inc *	2,935	37
Eldorado Resorts Inc *	8,333	304
Empire Resorts Inc *	595	4
Escalade Inc	1,183	14
Ethan Allen Interiors Inc	3,098	59
Etsy Inc *	14,923	635
Expedia Group Inc	7,200	903
Express Inc *	8,855	78
Extended Stay America Inc	11,211	183
Fiesta Restaurant Group Inc *	3,113	80
Five Below Inc *	6,828	777
Flexsteel Industries Inc	840	21
Floor & Decor Holdings Inc, Cl A *	3,100	79
Foot Locker Inc	7,300	344
Ford Motor Co	233,100	2,226
Fossil Group Inc *	5,782	126
Fox Factory Holding Corp *	4,526	243
Francesca’s Holdings Corp *	4,764	14
frontdoor Inc *	4,150	141
Funko Inc, Cl A *	1,036	20
Gaia Inc, Cl A *	1,401	20
GameStop Corp, Cl A	12,674	185
Gap Inc/The	12,600	344
Garmin Ltd	7,000	463
Garrett Motion Inc *	4,423	67
General Motors Co	78,200	2,861
Genesco Inc *	2,505	107
Gentex Corp	16,400	345
Gentherm Inc *	4,645	203

Adviser Managed Trust / Quarterly Report / October 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genuine Parts Co	8,400	$823
G-III Apparel Group Ltd *	5,481	218
GNC Holdings Inc, Cl A *	11,083	41
Golden Entertainment Inc *	2,151	39
Goodyear Tire & Rubber Co/The	14,400	303
GoPro Inc, Cl A *	14,594	96
Graham Holdings Co, Cl B	300	174
Grand Canyon Education Inc *	2,700	337
Green Brick Partners Inc *	3,353	32
Group 1 Automotive Inc	2,364	136
Groupon Inc, Cl A *	55,309	181
GrubHub Inc *	5,400	501
Guess? Inc	7,203	153
H&R Block Inc	12,200	324
Habit Restaurants Inc/The, Cl A *	2,655	34
Hamilton Beach Brands Holding Co, Cl A	977	23
Hanesbrands Inc	21,600	371
Harley-Davidson Inc	9,700	371
Hasbro Inc	7,000	642
Haverty Furniture Cos Inc	2,369	48
Helen of Troy Ltd *	3,298	409
Hibbett Sports Inc *	2,419	42
Hilton Grand Vacations Inc *	5,380	145
Hilton Worldwide Holdings Inc	16,666	1,186
Home Depot Inc/The	68,800	12,101
Hooker Furniture Corp	1,425	42
Houghton Mifflin Harcourt Co *	13,492	90
Hovnanian Enterprises Inc, Cl A *	15,775	23
Hudson Ltd, Cl A *	4,818	102
Hyatt Hotels Corp, Cl A	2,700	187
Installed Building Products Inc *	2,782	85
International Game Technology PLC	6,709	124
International Speedway Corp, Cl A	2,972	111
iRobot Corp *	3,374	297
J Alexander’s Holdings Inc *	1,477	16
J. Jill Inc *	1,734	9
Jack in the Box Inc	3,375	266
JC Penney Co Inc *	38,443	57
Johnson Outdoors Inc, Cl A	641	48
K12 Inc *	4,730	101
KB Home	10,764	215
Kirkland’s Inc *	1,593	16
Kohl’s Corp	10,000	757
L Brands Inc	14,000	454
Lands’ End Inc *	1,574	26
Las Vegas Sands Corp	21,200	1,082
Laureate Education Inc, Cl A *	10,480	156
La-Z-Boy Inc, Cl Z	5,880	163
LCI Industries	3,092	214
Leaf Group Ltd *	1,702	15
Lear Corp	3,800	505
Leggett & Platt Inc	7,800	283

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lennar Corp, Cl A	17,005	$731
Lennar Corp, Cl B	604	22
LGI Homes Inc *	2,348	100
Liberty Expedia Holdings Inc, Cl A *	6,807	296
Lifetime Brands Inc	1,210	13
Lindblad Expeditions Holdings Inc *	2,789	38
Liquidity Services Inc *	2,654	16
Lithia Motors Inc, Cl A	2,843	253
LKQ Corp *	19,100	521
Lovesac Co/The *	563	11
Lowe’s Cos Inc	48,800	4,647
Lululemon Athletica Inc *	5,900	830
Lumber Liquidators Holdings Inc *	3,545	42
M/I Homes Inc *	3,311	80
Macy’s Inc	17,900	614
Malibu Boats Inc, Cl A *	2,547	102
Marine Products Corp	1,117	23
MarineMax Inc *	3,393	77
Marriott International Inc/MD, Cl A	17,380	2,032
Marriott Vacations Worldwide Corp	4,916	435
Mattel Inc *	20,700	281
MCBC Holdings *	2,431	72
McDonald’s Corp	46,300	8,190
MDC Holdings Inc	5,769	162
Meritage Homes Corp *	4,883	182
MGM Resorts International	30,200	806
Michael Kors Holdings Ltd *	8,400	465
Michaels Cos Inc/The *	7,200	114
Modine Manufacturing Co *	6,363	83
Mohawk Industries Inc *	3,700	462
Monarch Casino & Resort Inc *	1,406	55
Monro Inc	3,978	296
Motorcar Parts of America Inc *	2,515	53
Movado Group Inc	2,051	79
Murphy USA Inc *	3,738	301
Nathan’s Famous Inc	329	25
National Vision Holdings Inc *	6,153	255
Nautilus Inc *	3,639	45
New Home Co Inc/The *	1,409	10
New York *	4,907	19
Newell Brands Inc	26,000	413
NIKE Inc, Cl B	74,900	5,620
Noodles & Co, Cl A *	1,238	12
Nordstrom Inc	7,100	467
Norwegian Cruise Line Holdings Ltd *	11,800	520
Nutrisystem Inc	3,621	129
NVR Inc *	190	425
Office Depot Inc	70,000	179
Ollie’s Bargain Outlet Holdings Inc *	6,262	582
O’Reilly Automotive Inc *	4,700	1,508
Overstock.com Inc *	2,684	54
Oxford Industries Inc	2,114	188

22	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Papa John’s International Inc	2,882	$157
Party City Holdco Inc *	7,106	74
Penn National Gaming Inc *	13,642	331
Penske Automotive Group Inc	2,300	102
PetMed Express Inc	2,595	73
Pier 1 Imports Inc	9,294	15
Planet Fitness Inc, Cl A *	11,170	548
PlayAGS Inc *	2,854	69
Polaris Industries Inc	3,500	311
Pool Corp	2,300	335
Potbelly Corp *	3,093	36
PulteGroup Inc	14,800	364
PVH Corp	4,500	544
Quotient Technology Inc *	9,924	128
Qurate Retail Inc, Cl A *	25,800	566
Ralph Lauren Corp, Cl A	3,300	428
RCI Hospitality Holdings Inc	1,213	32
Red Lion Hotels Corp *	2,297	25
Red Robin Gourmet Burgers Inc *	1,708	52
Red Rock Resorts Inc, Cl A	8,818	204
Regis Corp *	4,392	74
Remark Holdings Inc *	4,415	10
Rent-A-Center Inc/TX, Cl A *	5,722	82
RH *	2,463	285
Rocky Brands Inc	1,027	29
Roku Inc, Cl A *	5,444	303
Ross Stores Inc	22,000	2,178
Royal Caribbean Cruises Ltd	10,000	1,047
Ruth’s Hospitality Group Inc	3,619	98
Sally Beauty Holdings Inc *	15,256	272
Scientific Games Corp, Cl A *	6,845	152
SeaWorld Entertainment Inc *	6,996	183
Service Corp International/US	10,400	431
ServiceMaster Global Holdings Inc *	8,300	356
Shake Shack Inc, Cl A *	3,109	164
Shiloh Industries Inc *	1,808	16
Shoe Carnival Inc	1,174	48
Shutterfly Inc *	4,113	206
Shutterstock Inc	2,403	98
Signet Jewelers Ltd	7,478	419
Six Flags Entertainment Corp	4,300	232
Skechers U.S.A. Inc, Cl A *	7,800	223
Skyline Champion Corp	3,681	88
Sleep Number Corp *	4,233	154
Sonic Automotive Inc, Cl A	3,153	57
Sonic Corp	4,408	191
Sonos Inc *	2,188	28
Sotheby’s *	4,671	196
Speedway Motorsports Inc	1,247	19
Sportsman’s Warehouse Holdings Inc *	5,337	27
Stamps.com Inc *	2,184	442
Standard Motor Products Inc	2,730	148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starbucks Corp	78,400	$4,568
Steven Madden Ltd	11,016	344
Stoneridge Inc *	3,394	86
Strategic Education Inc	2,641	332
Sturm Ruger & Co Inc	2,083	124
Superior Group of Cos Inc	883	15
Superior Industries International Inc	3,233	32
Tailored Brands Inc	6,182	130
Tapestry Inc	17,300	732
Target Corp	32,000	2,676
Taylor Morrison Home Corp, Cl A *	14,860	246
Tempur Sealy International Inc *	2,700	125
Tenneco Inc, Cl A	6,370	219
Tesla Inc *	8,050	2,715
Texas Roadhouse Inc, Cl A	8,562	518
Thor Industries Inc	2,900	202
Tiffany & Co	7,300	812
Tile Shop Holdings Inc	5,052	33
Tilly’s Inc, Cl A	1,987	35
TJX Cos Inc/The	37,500	4,121
Toll Brothers Inc	8,800	296
TopBuild Corp *	4,421	202
Tower International Inc	2,446	73
Town Sports International Holdings Inc *	2,282	18
Tractor Supply Co	7,300	671
TRI Pointe Group Inc *	19,208	229
Tupperware Brands Corp	6,392	224
Turtle Beach Corp *	1,208	21
Ulta Beauty Inc *	3,400	933
Under Armour Inc, Cl A *	10,900	241
Under Armour Inc, Cl C *	11,143	221
Unifi Inc *	1,944	45
Universal Electronics Inc *	1,775	56
Urban Outfitters Inc *	4,500	178
Vail Resorts Inc	2,400	603
Vera Bradley Inc *	3,025	40
VF Corp	19,300	1,600
Vista Outdoor Inc *	7,093	89
Visteon Corp *	1,900	150
Vuzix Corp *	3,683	22
Wayfair Inc, Cl A *	3,400	375
Weight Watchers International Inc *	4,876	322
Wendy’s Co/The	10,600	183
Weyco Group Inc	709	22
Whirlpool Corp	4,100	450
William Lyon Homes, Cl A *	3,999	54
Williams-Sonoma Inc	4,800	285
Wingstop Inc, Cl A	3,654	229
Winmark Corp	328	50
Winnebago Industries Inc	3,841	106
Wolverine World Wide Inc	11,682	411
Wyndham Destinations Inc	6,000	215

Adviser Managed Trust / Quarterly Report / October 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wyndham Hotels & Resorts Inc	6,000	$296
Wynn Resorts Ltd	6,100	614
Yum China Holdings Inc	41,300	1,490
Yum! Brands Inc	19,200	1,736
ZAGG Inc *	3,387	41
Zoe’s Kitchen Inc *	2,662	34
Zumiez Inc *	2,342	54

		183,789

Consumer Staples — 4.6%
22nd Century Group Inc *	12,341	30
Alico Inc	360	12
Altria Group Inc	112,800	7,336
Andersons Inc/The	3,323	120
Archer-Daniels-Midland Co	33,200	1,569
B&G Foods Inc, Cl A	8,269	215
BJ’s Wholesale Club Holdings Inc *	8,756	194
Boston Beer Co Inc/The, Cl A *	1,051	323
Brown-Forman Corp, Cl A	3,300	153
Brown-Forman Corp, Cl B	16,975	787
Bunge Ltd	8,300	513
Calavo Growers Inc	1,988	193
Cal-Maine Foods Inc	3,939	192
Campbell Soup Co	10,200	382
Casey’s General Stores Inc	2,300	290
Castle Brands Inc *	12,716	12
Celsius Holdings Inc *	2,809	11
Central Garden & Pet Co, Cl A *	6,548	198
Chefs’ Warehouse Inc/The *	2,842	96
Church & Dwight Co Inc	14,500	861
Clorox Co/The	7,700	1,143
Coca-Cola Bottling Co Consolidated	608	105
Coca-Cola Co/The	228,430	10,937
Colgate-Palmolive Co	50,900	3,031
Conagra Brands Inc	27,946	995
Constellation Brands Inc, Cl A	9,400	1,873
Costco Wholesale Corp	26,100	5,967
Coty Inc, Cl A	27,378	289
Craft Brew Alliance Inc *	1,395	26
Darling Ingredients Inc *	20,706	428
Dean Foods Co	11,440	91
Edgewell Personal Care Co *	6,740	323
elf Beauty Inc *	3,027	32
Energizer Holdings Inc	3,400	200
Estee Lauder Cos Inc/The, Cl A	13,000	1,787
Farmer Brothers Co *	1,178	28
Flowers Foods Inc	10,900	210
Fresh Del Monte Produce Inc	3,776	125
Freshpet Inc *	3,362	128
General Mills Inc	35,500	1,555
Hain Celestial Group Inc/The *	5,600	139
Herbalife Nutrition Ltd *	6,600	351
Hershey Co/The	8,400	900

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hormel Foods Corp	16,300	$711
Hostess Brands Inc, Cl A *	12,532	130
Ingles Markets Inc, Cl A	1,867	61
Ingredion Inc	4,200	425
Inter Parfums Inc	2,157	127
J&J Snack Foods Corp	1,877	293
JM Smucker Co/The	6,600	715
John B Sanfilippo & Son Inc	1,101	69
Kellogg Co	14,900	976
Keurig Dr Pepper Inc	10,500	273
Kimberly-Clark Corp	20,800	2,169
Kraft Heinz Co/The	35,987	1,978
Kroger Co/The	47,300	1,408
Lamb Weston Holdings Inc	8,800	688
Lancaster Colony Corp	2,392	410
Landec Corp *	3,399	46
Limoneira Co	1,972	49
McCormick & Co Inc/MD	7,300	1,051
Medifast Inc	1,468	311
MGP Ingredients Inc	1,709	122
Molson Coors Brewing Co, Cl B	10,400	666
Mondelez International Inc, Cl A	86,500	3,631
Monster Beverage Corp *	24,015	1,269
National Beverage Corp *	1,510	140
Natural Grocers by Vitamin Cottage Inc *	1,014	18
Natural Health Trends Corp	788	18
Nature’s Sunshine Products Inc *	1,461	13
Nu Skin Enterprises Inc, Cl A	3,300	232
Oil-Dri Corp of America	545	17
PepsiCo Inc	84,564	9,503
Performance Food Group Co *	12,889	378
Philip Morris International Inc	92,800	8,173
Pilgrim’s Pride Corp *	2,700	48
Post Holdings Inc *	4,000	354
PriceSmart Inc	2,778	195
Primo Water Corp *	4,283	71
Procter & Gamble Co/The	148,576	13,176
Pyxus International Inc *	1,112	26
Revlon Inc, Cl A *	1,273	27
Rite Aid Corp *	132,130	158
Sanderson Farms Inc	2,590	255
Seaboard Corp	18	70
Seneca Foods Corp, Cl A *	961	30
Simply Good Foods Co/The *	7,711	146
Smart & Final Stores Inc *	3,072	15
SpartanNash Co	4,535	81
Spectrum Brands Holdings Inc	2,400	156
Sprouts Farmers Market Inc *	7,100	191
Sysco Corp	28,400	2,026
Tootsie Roll Industries Inc	2,180	69
TreeHouse Foods Inc *	3,000	137
Turning Point Brands Inc	1,070	44

24	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A	17,200	$1,031
United Natural Foods Inc *	6,326	137
Universal Corp/VA	3,141	213
US Foods Holding Corp *	12,900	376
USANA Health Sciences Inc *	1,602	187
Vector Group Ltd	13,070	177
Village Super Market Inc, Cl A	1,060	26
Walgreens Boots Alliance Inc	50,592	4,036
Walmart Inc	85,200	8,544
WD-40 Co	1,712	286
Weis Markets Inc	1,125	52

		112,560

Energy — 3.8%
Abraxas Petroleum Corp *	19,433	36
Adams Resources & Energy Inc	241	10
Alta Mesa Resources Inc, Cl A *	12,560	40
Amyris Inc *	4,008	30
Anadarko Petroleum Corp	30,800	1,639
Antero Resources Corp *	14,000	222
Apache Corp	22,900	866
Apergy Corp *	4,500	175
Approach Resources Inc *	5,832	10
Arch Coal Inc	2,253	216
Archrock Inc	15,806	162
Baker Hughes a GE Co	24,100	643
Basic Energy Services Inc *	2,043	16
Berry Petroleum Corp	1,791	25
Bonanza Creek Energy Inc *	2,490	64
Bristow Group Inc *	3,969	44
C&J Energy Services Inc *	8,146	153
Cabot Oil & Gas Corp	26,700	647
Cactus Inc, Cl A *	4,643	155
California Resources Corp *	5,699	179
Callon Petroleum Co *	28,430	283
CARBO Ceramics Inc *	2,698	13
Carrizo Oil & Gas Inc *	10,983	200
Centennial Resource Development Inc/DE, Cl A *	11,600	222
Cheniere Energy Inc *	13,800	834
Chesapeake Energy Corp *	54,400	191
Chevron Corp	113,603	12,684
Cimarex Energy Co	5,500	437
Clean Energy Fuels Corp *	16,924	37
Cloud Peak Energy Inc *	8,676	15
CNX Resources Corp *	12,400	194
Concho Resources Inc *	11,552	1,607
ConocoPhillips	69,700	4,872
CONSOL Energy Inc *	3,581	143
Continental Resources Inc/OK *	5,100	269
Covia Holdings Corp *	4,012	23
CVR Energy Inc	1,961	84
Dawson Geophysical Co *	3,305	19

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delek US Holdings Inc	10,565	$388
Denbury Resources Inc *	58,185	201
Devon Energy Corp	30,900	1,001
DHT Holdings Inc	11,331	57
Diamond Offshore Drilling Inc *	7,990	113
Diamondback Energy Inc	5,800	652
Dorian LPG Ltd *	3,090	25
Dril-Quip Inc *	4,766	203
Earthstone Energy Inc, Cl A *	2,488	20
Eclipse Resources Corp *	11,098	13
Energen Corp *	5,300	381
Energy Fuels Inc/Canada *	11,627	39
EOG Resources Inc	34,400	3,624
EP Energy Corp, Cl A *	4,198	8
EQT Corp	15,863	539
Era Group Inc *	2,725	31
Evolution Petroleum Corp	3,507	36
Exterran Corp *	3,988	83
Extraction Oil & Gas Inc *	7,700	62
Exxon Mobil Corp	252,935	20,154
Forum Energy Technologies Inc *	10,446	94
Frontline Ltd/Bermuda	9,934	71
FTS International Inc *	4,308	55
GasLog Ltd	5,034	103
Golar LNG Ltd	11,814	316
Goodrich Petroleum Corp *	1,065	16
Green Plains Inc	4,919	84
Gulfmark Offshore Inc *	621	21
Gulfport Energy Corp *	21,962	200
Halcon Resources Corp *	17,167	57
Hallador Energy Co	2,517	16
Halliburton Co	52,100	1,807
Helix Energy Solutions Group Inc *	17,587	150
Helmerich & Payne Inc	6,200	386
Hess Corp	15,800	907
HighPoint Resources Corp *	13,961	52
HollyFrontier Corp	9,700	654
Independence Contract Drilling Inc *	4,754	19
International Seaways Inc *	2,579	55
ION Geophysical Corp *	1,550	18
Isramco Inc *	61	7
Jagged Peak Energy Inc *	7,896	97
Keane Group Inc *	6,663	84
Key Energy Services Inc *	1,460	13
Kinder Morgan Inc/DE	113,300	1,928
KLX Energy Services Holdings Inc *	2,547	74
Kosmos Energy Ltd *	13,100	85
Laredo Petroleum Inc *	19,739	103
Liberty Oilfield Services Inc, Cl A	5,553	105
Lilis Energy Inc *	5,920	16
Mammoth Energy Services Inc	1,663	41
Marathon Oil Corp	50,900	967

Adviser Managed Trust / Quarterly Report / October 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Petroleum Corp	40,502	$2,853
Matador Resources Co *	13,201	381
Matrix Service Co *	3,138	64
McDermott International Inc *	22,698	175
Midstates Petroleum Co Inc *	1,651	12
Murphy Oil Corp	9,600	306
Nabors Industries Ltd	18,800	93
NACCO Industries Inc, Cl A	419	14
National Oilwell Varco Inc	22,900	843
Natural Gas Services Group Inc *	1,534	30
NCS Multistage Holdings Inc *	1,295	15
Newfield Exploration Co *	12,200	246
Newpark Resources Inc *	11,262	92
NextDecade Corp *	500	3
Nine Energy Service Inc *	1,932	72
Noble Corp plc *	30,964	155
Noble Energy Inc	28,800	716
Northern Oil and Gas Inc *	24,379	72
Oasis Petroleum Inc *	34,033	342
Occidental Petroleum Corp	45,800	3,072
Ocean Rig UDW Inc, Cl A *	6,900	209
Oceaneering International Inc *	12,374	234
Oil States International Inc *	7,488	167
ONEOK Inc	24,300	1,594
Overseas Shipholding Group Inc, Cl A *	7,093	22
Panhandle Oil and Gas Inc, Cl A	2,014	36
Par Pacific Holdings Inc *	4,063	72
Parsley Energy Inc, Cl A *	16,000	375
Patterson-UTI Energy Inc	12,200	203
PBF Energy Inc, Cl A	7,000	293
PDC Energy Inc *	8,381	356
Peabody Energy Corp	9,755	346
Penn Virginia Corp *	1,526	105
PHI Inc *	1,270	10
Phillips 66	25,000	2,570
Pioneer Energy Services Corp *	8,681	26
Pioneer Natural Resources Co	10,119	1,490
Profire Energy Inc *	2,909	7
ProPetro Holding Corp *	9,067	160
QEP Resources Inc *	13,500	120
Quintana Energy Services Inc *	1,006	6
Range Resources Corp	13,312	211
Renewable Energy Group Inc *	4,517	140
Resolute Energy Corp *	2,847	79
REX American Resources Corp *	674	50
RigNet Inc *	1,966	34
Ring Energy Inc *	7,296	52
RPC Inc	3,700	55
Sanchez Energy Corp *	10,125	17
SandRidge Energy Inc *	4,097	37
Schlumberger Ltd	82,528	4,234
Scorpio Tankers Inc	36,539	65

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SEACOR Holdings Inc *	2,204	$106
SEACOR Marine Holdings Inc *	1,843	34
Select Energy Services Inc, Cl A *	5,946	57
SemGroup Corp, Cl A	9,936	184
Ship Finance International Ltd	10,604	133
SilverBow Resources Inc *	983	26
SM Energy Co	6,900	168
Smart Sand Inc *	2,898	8
Solaris Oilfield Infrastructure Inc, Cl A *	3,424	45
Southwestern Energy Co *	74,480	398
SRC Energy Inc *	30,162	214
Superior Energy Services Inc *	19,465	152
Talos Energy Inc *	2,507	65
Targa Resources Corp	13,100	677
Teekay Tankers Ltd, Cl A	25,962	29
Tellurian Inc *	10,435	83
TETRA Technologies Inc *	14,414	43
Tidewater Inc *	3,132	84
Ultra Petroleum Corp *	23,227	28
Unit Corp *	6,704	155
Uranium Energy Corp *	19,351	26
US Silica Holdings Inc	9,813	137
Valero Energy Corp	25,600	2,332
W&T Offshore Inc *	11,734	79
Whiting Petroleum Corp *	5,400	201
WildHorse Resource Development Corp *	3,520	75
Williams Cos Inc/The	72,600	1,766
World Fuel Services Corp	8,465	271
WPX Energy Inc *	24,000	385
Zion Oil & Gas Inc *	6,500	7

		94,589

Financials — 10.2%
1st Constitution Bancorp	1,156	23
1st Source Corp	2,003	93
Access National Corp	1,854	48
ACNB Corp	830	33
Affiliated Managers Group Inc	3,300	375
Aflac Inc	45,600	1,964
AG Mortgage Investment Trust Inc ‡	3,297	57
AGNC Investment Corp ‡	28,000	500
Alleghany Corp	900	541
Allegiance Bancshares Inc *	1,385	54
Allstate Corp/The	20,700	1,981
Ally Financial Inc	26,000	661
Amalgamated Bank, Cl A *	1,365	26
Ambac Financial Group Inc *	5,618	116
American Equity Investment Life Holding Co	11,336	354
American Express Co	42,300	4,345
American Financial Group Inc/OH	4,300	430
American International Group Inc	53,000	2,188
American National Bankshares Inc	1,089	39
American National Insurance Co	400	49

26	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameriprise Financial Inc	8,400	$1,069
Ameris Bancorp	5,385	231
AMERISAFE Inc	2,442	159
Ames National Corp	925	25
AmTrust Financial Services Inc	13,967	200
Annaly Capital Management Inc ‡	76,700	757
Anworth Mortgage Asset Corp ‡	11,605	51
Apollo Commercial Real Estate Finance Inc ‡	15,435	289
Arbor Realty Trust Inc ‡	8,404	102
Arch Capital Group Ltd *	23,200	658
Ares Commercial Real Estate Corp ‡	3,426	50
Argo Group International Holdings Ltd	4,065	250
Arlington Asset Investment Corp, Cl A	3,530	30
ARMOUR Residential REIT Inc ‡	5,375	117
Arrow Financial Corp	1,442	51
Arthur J Gallagher & Co	10,700	792
Artisan Partners Asset Management Inc, Cl A	6,005	165
Ashford Inc *	132	8
Aspen Insurance Holdings Ltd	3,700	155
Associated Banc-Corp	9,900	229
Associated Capital Group Inc	252	10
Assurant Inc	3,200	311
Assured Guaranty Ltd	6,600	264
Athene Holding Ltd, Cl A *	9,200	421
Atlantic Capital Bancshares Inc *	3,305	50
Auburn National Bancorporation Inc	400	16
AXA Equitable Holdings Inc	7,900	160
Axis Capital Holdings Ltd	5,000	279
Axos Financial Inc *	7,385	224
B. Riley Financial Inc	2,344	45
Banc of California Inc	5,384	86
BancFirst Corp	2,281	131
Bancorp Inc/The *	6,022	63
BancorpSouth Bank	11,725	337
Bank of America Corp	555,430	15,274
Bank of Commerce Holdings	2,231	27
Bank of Hawaii Corp	2,500	196
Bank of Marin Bancorp	854	73
Bank of New York Mellon Corp/The	55,200	2,613
Bank of NT Butterfield & Son Ltd/The	6,818	275
Bank of Princeton/The	879	25
Bank OZK	7,300	200
BankFinancial Corp	1,654	23
BankUnited Inc	6,300	209
Bankwell Financial Group Inc	722	22
Banner Corp	4,026	233
Bar Harbor Bankshares	1,849	47
Baycom Corp *	1,489	36
BB&T Corp	46,400	2,281
BCB Bancorp Inc	1,400	17
Beneficial Bancorp Inc	8,427	132
Berkshire Hathaway Inc, Cl B *	115,643	23,739

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berkshire Hills Bancorp Inc	5,117	$171
BGC Partners Inc, Cl A	15,200	161
BlackRock Inc, Cl A	7,374	3,034
Blackstone Mortgage Trust Inc, Cl A ‡	14,020	473
Blucora Inc *	5,903	171
Blue Hills Bancorp Inc	3,046	71
BOK Financial Corp	2,000	171
Boston Private Financial Holdings Inc	10,621	143
Bridge Bancorp Inc	1,997	59
Bridgewater Bancshares Inc *	613	7
Brighthouse Financial Inc *	6,963	276
BrightSphere Investment Group PLC	10,377	118
Brookline Bancorp Inc	9,948	154
Brown & Brown Inc	14,100	397
Bryn Mawr Bank Corp	2,568	103
BSB Bancorp Inc/MA *	1,108	32
Business First Bancshares Inc	1,378	36
Byline Bancorp Inc *	2,160	48
C&F Financial Corp	348	17
Cadence BanCorp, Cl A	9,068	200
Cambridge Bancorp	515	44
Camden National Corp	1,990	81
Cannae Holdings Inc *	8,617	159
Capital City Bank Group Inc	1,547	37
Capital One Financial Corp	28,500	2,545
Capitol Federal Financial Inc	16,403	204
Capstar Financial Holdings Inc	1,142	17
Capstead Mortgage Corp ‡	11,297	78
Carolina Financial Corp	2,521	83
Cathay General Bancorp	9,788	369
CB Financial Services Inc	729	20
Cboe Global Markets Inc	6,600	745
CBTX Inc	2,454	82
CenterState Bank Corp	11,247	276
Central Pacific Financial Corp	3,680	100
Central Valley Community Bancorp	1,331	27
Century Bancorp Inc/MA, Cl A	330	25
Charles Schwab Corp/The	71,400	3,302
Chemical Financial Corp	9,015	422
Chemung Financial Corp	349	15
Cherry Hill Mortgage Investment Corp	2,142	38
Chimera Investment Corp ‡	11,400	212
Chubb Ltd	27,700	3,460
Cincinnati Financial Corp	9,200	724
CIT Group Inc	7,932	376
Citigroup Inc	150,200	9,832
Citizens & Northern Corp	1,538	39
Citizens Financial Group Inc	29,000	1,083
Citizens Inc/TX, Cl A *	6,178	49
City Holding Co	1,863	137
Civista Bancshares Inc	1,836	43
CME Group Inc, Cl A	20,200	3,701

Adviser Managed Trust / Quarterly Report / October 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNA Financial Corp	1,700	$74
CNB Financial Corp/PA	1,773	45
CNO Financial Group Inc	20,473	387
Coastal Financial Corp/WA *	963	16
Codorus Valley Bancorp Inc	1,250	33
Cohen & Steers Inc	2,878	110
Colony Credit Real Estate Inc ‡	10,592	226
Columbia Banking System Inc	9,282	344
Columbia Financial Inc *	6,416	97
Comerica Inc	10,200	832
Commerce Bancshares Inc/MO	5,455	347
Community Bank System Inc	6,356	371
Community Bankers Trust Corp *	3,068	26
Community Financial Corp/The	581	18
Community Trust Bancorp Inc	1,949	89
ConnectOne Bancorp Inc	3,644	76
County Bancorp Inc	531	11
Cowen Inc, Cl A *	3,267	48
Crawford & Co, Cl B	1,597	15
Credit Acceptance Corp *	700	297
Cullen/Frost Bankers Inc	3,300	323
Curo Group Holdings Corp *	1,578	22
Customers Bancorp Inc *	3,807	78
CVB Financial Corp	14,056	307
Diamond Hill Investment Group Inc	421	72
Dime Community Bancshares Inc	3,934	63
Discover Financial Services	20,600	1,435
Donegal Group Inc, Cl A	920	12
Donnelley Financial Solutions Inc *	4,084	64
Dynex Capital Inc ‡	7,257	42
E*TRADE Financial Corp	15,700	776
Eagle Bancorp Inc *	4,016	197
East West Bancorp Inc	8,400	441
Eaton Vance Corp	7,000	315
eHealth Inc *	2,439	84
Elevate Credit Inc *	2,247	10
EMC Insurance Group Inc	1,217	29
Employers Holdings Inc	4,085	188
Encore Capital Group Inc *	3,297	84
Enova International Inc *	4,272	101
Enstar Group Ltd *	1,504	273
Entegra Financial Corp *	930	21
Enterprise Bancorp Inc/MA	1,092	35
Enterprise Financial Services Corp	2,719	118
Equity Bancshares Inc, Cl A *	1,723	62
Erie Indemnity Co, Cl A	1,500	195
Esquire Financial Holdings Inc *	941	23
ESSA Bancorp Inc	896	14
Essent Group Ltd *	12,136	478
Evans Bancorp Inc	653	29
Evercore Inc, Cl A	2,300	188
Everest Re Group Ltd	2,400	523

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exantas Capital Corp ‡	4,055	$46
EZCORP Inc, Cl A *	5,982	59
FactSet Research Systems Inc	2,200	492
Farmers & Merchants Bancorp Inc/Archbold OH	1,040	42
Farmers National Banc Corp	3,207	42
FB Financial Corp	2,127	78
FBL Financial Group Inc, Cl A	1,251	86
FCB Financial Holdings Inc, Cl A *	5,300	207
Federal Agricultural Mortgage Corp, Cl C	1,156	81
Federated Investors Inc, Cl B	12,124	299
FedNat Holding Co	1,355	29
FGL Holdings *	18,062	143
Fidelity D&D Bancorp Inc	436	29
Fidelity National Financial Inc	15,400	515
Fidelity Southern Corp	2,883	67
Fifth Third Bancorp	40,500	1,093
Financial Institutions Inc	2,000	57
First American Financial Corp	6,400	284
First Bancorp Inc/ME	1,376	39
First BanCorp/Puerto Rico *	26,951	249
First Bancorp/Southern Pines NC	3,715	137
First Bancshares Inc/The	1,607	58
First Bank/Hamilton NJ	2,419	29
First Busey Corp	5,377	150
First Business Financial Services Inc	878	18
First Choice Bancorp	911	21
First Citizens BancShares Inc/NC, Cl A	500	213
First Commonwealth Financial Corp	12,603	170
First Community Bankshares Inc	2,122	73
First Community Corp/SC	1,107	24
First Defiance Financial Corp	2,424	66
First Financial Bancorp	12,126	317
First Financial Bankshares Inc	8,203	484
First Financial Corp/IN	1,537	70
First Financial Northwest Inc	992	15
First Foundation Inc *	4,902	79
First Guaranty Bancshares Inc	596	14
First Hawaiian Inc	5,900	146
First Horizon National Corp	18,800	303
First Internet Bancorp	968	25
First Interstate BancSystem Inc, Cl A	4,167	173
First Merchants Corp	6,181	257
First Mid-Illinois Bancshares Inc	1,481	55
First Midwest Bancorp Inc/IL	12,901	296
First Northwest Bancorp	1,198	18
First of Long Island Corp/The	2,926	59
First Republic Bank/CA	9,600	874
First Savings Financial Group Inc	300	19
First United Corp	1,075	19
FirstCash Inc	5,414	435
Flagstar Bancorp Inc *	3,783	116

28	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flushing Financial Corp	3,565	$81
FNB Corp/PA	19,600	232
Focus Financial Partners Inc, Cl A *	2,359	90
Franklin Financial Network Inc *	1,591	54
Franklin Resources Inc	18,200	555
FS Bancorp Inc	481	22
Fulton Financial Corp	21,816	349
GAIN Capital Holdings Inc	3,940	30
GAMCO Investors Inc, Cl A	534	11
Genworth Financial Inc, Cl A *	63,336	271
German American Bancorp Inc	2,713	86
Glacier Bancorp Inc	10,722	455
Global Indemnity Ltd	1,110	40
Goldman Sachs Group Inc/The	21,100	4,755
Goosehead Insurance Inc, Cl A *	1,142	39
Granite Point Mortgage Trust Inc ‡	5,426	101
Great Ajax Corp ‡	1,911	25
Great Southern Bancorp Inc	1,380	75
Great Western Bancorp Inc	7,392	271
Green Bancorp Inc	3,061	57
Green Dot Corp, Cl A *	6,042	458
Greene County Bancorp Inc	367	12
Greenhill & Co Inc	2,334	51
Greenlight Capital Re Ltd, Cl A *	3,418	40
Guaranty Bancorp	3,191	83
Guaranty Bancshares Inc/TX	1,039	31
Hallmark Financial Services Inc *	1,528	17
Hamilton Lane Inc, Cl A	1,792	69
Hancock Whitney Corp	10,752	451
Hanmi Financial Corp	4,106	86
Hanover Insurance Group Inc/The	2,600	290
HarborOne Bancorp Inc *	1,982	36
Hartford Financial Services Group Inc/The	21,400	972
HCI Group Inc	1,030	45
Health Insurance Innovations Inc, Cl A *	1,514	74
Heartland Financial USA Inc	3,704	197
Heritage Commerce Corp	5,147	75
Heritage Financial Corp/WA	4,670	153
Heritage Insurance Holdings Inc	2,450	34
Hilltop Holdings Inc	9,190	183
Hingham Institution for Savings	147	30
Home Bancorp Inc	1,053	42
Home BancShares Inc/AR	20,236	385
HomeStreet Inc *	3,022	79
HomeTrust Bancshares Inc *	2,096	57
Hope Bancorp Inc	15,442	224
Horace Mann Educators Corp	5,195	204
Horizon Bancorp Inc/IN	4,718	79
Houlihan Lokey Inc, Cl A	4,220	174
Howard Bancorp Inc *	1,779	28
Huntington Bancshares Inc/OH	64,800	929
IBERIABANK Corp	6,927	516

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Impac Mortgage Holdings Inc *	1,306	$7
Independence Holding Co	501	18
Independent Bank Corp/MI	2,734	61
Independent Bank Corp/Rockland MA	3,393	266
Independent Bank Group Inc	2,662	154
Interactive Brokers Group Inc, Cl A	4,500	222
Intercontinental Exchange Inc	34,100	2,627
International Bancshares Corp	6,986	270
INTL. FCStone Inc *	1,920	87
Invesco Ltd	24,400	530
Invesco Mortgage Capital Inc ‡	14,102	213
Investar Holding Corp	1,153	30
Investment Technology Group Inc	4,130	114
Investors Bancorp Inc	30,771	344
Investors Title Co	195	36
James River Group Holdings Ltd	3,287	127
Jefferies Financial Group Inc	18,900	406
JPMorgan Chase & Co	199,706	21,772
Kearny Financial Corp/MD	12,366	160
Kemper Corp	6,659	501
KeyCorp	62,404	1,133
Kingstone Cos Inc	1,352	23
Kinsale Capital Group Inc	2,499	149
KKR Real Estate Finance Trust Inc ‡	2,014	40
Ladder Capital Corp, Cl A ‡	11,029	186
Ladenburg Thalmann Financial Services Inc	13,018	36
Lakeland Bancorp Inc	5,552	91
Lakeland Financial Corp	3,123	134
Lazard Ltd, Cl A (B)	6,900	274
LCNB Corp	952	16
LegacyTexas Financial Group Inc	5,920	228
Legg Mason Inc	4,900	138
LendingClub Corp *	40,602	131
LendingTree Inc *	975	197
Lincoln National Corp	13,100	789
Live Oak Bancshares Inc	3,234	60
Loews Corp	16,400	764
LPL Financial Holdings Inc	5,300	326
Luther Burbank Corp	1,921	19
M&T Bank Corp	8,600	1,423
Macatawa Bank Corp	3,524	38
Maiden Holdings Ltd	8,897	31
Malvern Bancorp Inc *	945	19
Markel Corp *	800	875
MarketAxess Holdings Inc	2,200	461
Marlin Business Services Corp	1,172	31
Marsh & McLennan Cos Inc	30,300	2,568
MB Financial Inc	10,492	466
MBIA Inc *	11,238	111
MBT Financial Corp	1,920	22
Mercantile Bank Corp	2,122	67
Merchants Bancorp/IN	2,174	50

Adviser Managed Trust / Quarterly Report / October 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mercury General Corp	1,573	$93
Meridian Bancorp Inc	5,925	94
Meta Financial Group Inc	3,630	92
MetLife Inc	51,300	2,113
Metropolitan Bank Holding Corp *	903	33
MFA Financial Inc ‡	28,300	196
MGIC Investment Corp *	45,140	551
Mid Penn Bancorp Inc	739	20
Middlefield Banc Corp	394	18
Midland States Bancorp Inc	2,746	74
MidSouth Bancorp Inc	2,105	28
MidWestOne Financial Group Inc	1,438	41
Moelis & Co, Cl A	5,481	221
Moody’s Corp	9,900	1,440
Morgan Stanley	73,300	3,347
Morningstar Inc	1,033	129
Mr Cooper Group Inc *	3,242	47
MSCI Inc, Cl A	5,200	782
MutualFirst Financial Inc	850	30
MVB Financial Corp	1,339	25
Nasdaq Inc	7,000	607
National Bank Holdings Corp, Cl A	3,669	124
National Bankshares Inc	882	38
National Commerce Corp *	2,307	86
National General Holdings Corp	7,768	216
National Western Life Group Inc, Cl A	294	79
Navient Corp	14,800	171
Navigators Group Inc/The	2,651	183
NBT Bancorp Inc	5,375	196
Nelnet Inc, Cl A	2,367	133
New Residential Investment Corp ‡	20,300	363
New York Community Bancorp Inc	28,300	271
New York Mortgage Trust Inc ‡	17,738	109
NI Holdings Inc *	1,463	23
Nicolet Bankshares Inc *	927	50
NMI Holdings Inc, Cl A *	7,861	166
Northeast Bancorp	1,069	20
Northern Trust Corp	12,600	1,185
Northfield Bancorp Inc	5,421	71
Northrim BanCorp Inc	919	35
Northwest Bancshares Inc	12,136	196
Norwood Financial Corp	828	31
Oak Valley Bancorp	1,110	20
OceanFirst Financial Corp	6,013	152
Ocwen Financial Corp *	13,830	48
OFG Bancorp	5,587	95
Ohio Valley Banc Corp	587	21
Old Line Bancshares Inc	2,084	62
Old National Bancorp/IN	19,130	341
Old Republic International Corp	16,300	359
Old Second Bancorp Inc	3,484	50
On Deck Capital Inc *	6,563	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OneMain Holdings Inc, Cl A *	4,400	$125
OP Bancorp *	1,983	21
Oppenheimer Holdings Inc, Cl A	1,086	33
Opus Bank	2,544	48
Orchid Island Capital Inc, Cl A ‡	6,482	42
Origin Bancorp Inc	2,140	80
Oritani Financial Corp	5,256	77
Orrstown Financial Services Inc	802	16
Pacific City Financial Corp	1,486	24
Pacific Mercantile Bancorp *	1,689	14
Pacific Premier Bancorp Inc *	5,732	168
PacWest Bancorp	7,700	313
Park National Corp	1,707	156
Parke Bancorp Inc	968	19
PCSB Financial Corp	2,123	40
PDL Community Bancorp *	1,426	20
Peapack Gladstone Financial Corp	2,402	65
Penns Woods Bancorp Inc	503	20
PennyMac Financial Services, Cl A	2,615	52
PennyMac Mortgage Investment Trust ‡	7,458	144
Peoples Bancorp Inc/OH	2,315	79
Peoples Bancorp of North Carolina Inc	705	20
Peoples Financial Services Corp	894	38
People’s United Financial Inc	22,400	351
People’s Utah Bancorp	2,047	69
Pinnacle Financial Partners Inc	4,500	235
Piper Jaffray Cos	1,881	131
PJT Partners Inc	2,522	114
PNC Financial Services Group Inc/The	27,600	3,546
Popular Inc	5,900	307
PRA Group Inc *	5,693	176
Preferred Bank/Los Angeles CA	1,734	89
Premier Financial Bancorp Inc	1,261	22
Primerica Inc	5,383	591
Principal Financial Group Inc	16,800	791
ProAssurance Corp	6,668	293
Progressive Corp/The	34,600	2,412
Prosperity Bancshares Inc	4,000	260
Protective Insurance Corp	1,354	31
Provident Bancorp Inc *	505	13
Provident Financial Services Inc	7,834	191
Prudential Bancorp Inc	1,202	22
Prudential Financial Inc	25,100	2,354
Pzena Investment Management Inc, Cl A	2,439	25
QCR Holdings Inc	1,684	61
Radian Group Inc	27,228	523
Raymond James Financial Inc	7,900	606
RBB Bancorp	1,846	40
Ready Capital Corp ‡	1,986	30
Redwood Trust Inc ‡	10,495	172
Regional Management Corp *	1,159	33
Regions Financial Corp	66,700	1,132

30	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	3,800	$541
Reliant Bancorp Inc	1,356	33
RenaissanceRe Holdings Ltd	2,300	281
Renasant Corp	6,034	210
Republic Bancorp Inc/KY, Cl A	1,200	54
Republic First Bancorp Inc *	6,118	41
Riverview Bancorp Inc	2,922	25
RLI Corp	4,881	361
S&P Global Inc	15,000	2,735
S&T Bancorp Inc	4,346	174
Safeguard Scientifics Inc *	2,439	21
Safety Insurance Group Inc	1,869	156
Sandy Spring Bancorp Inc	4,386	156
Santander Consumer USA Holdings Inc	6,612	124
SB One Bancorp	1,063	26
Seacoast Banking Corp of Florida *	5,814	153
SEI Investments Co †	7,700	412
Select Bancorp Inc *	1,808	22
Selective Insurance Group Inc	7,337	476
ServisFirst Bancshares Inc	5,869	211
Shore Bancshares Inc	1,351	22
SI Financial Group Inc	1,225	16
Siebert Financial Corp *	1,132	16
Sierra Bancorp	1,658	45
Signature Bank/New York NY	3,100	341
Silvercrest Asset Management Group Inc, Cl A	787	11
Simmons First National Corp, Cl A	11,513	308
SLM Corp *	26,600	270
SmartFinancial Inc *	1,519	31
South State Corp	4,592	311
Southern First Bancshares Inc *	859	31
Southern Missouri Bancorp Inc	937	32
Southern National Bancorp of Virginia Inc	2,765	42
Southside Bancshares Inc	4,238	134
Spirit of Texas Bancshares Inc *	390	8
Starwood Property Trust Inc ‡	15,000	326
State Auto Financial Corp	2,169	69
State Bank Financial Corp	4,845	124
State Street Corp	22,500	1,547
Sterling Bancorp Inc/MI	2,108	22
Sterling Bancorp/DE	12,800	230
Stewart Information Services Corp	2,965	122
Stifel Financial Corp	8,776	401
Stock Yards Bancorp Inc	2,660	84
Summit Financial Group Inc	1,298	27
SunTrust Banks Inc	27,700	1,736
SVB Financial Group *	3,200	759
Synchrony Financial	44,200	1,277
Synovus Financial Corp	7,000	263
T Rowe Price Group Inc	14,100	1,368
TCF Financial Corp	10,279	215
TD Ameritrade Holding Corp	16,700	864

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Territorial Bancorp Inc	821	$22
Texas Capital Bancshares Inc *	2,900	189
TFS Financial Corp	3,900	57
Third Point Reinsurance Ltd *	9,324	103
Timberland Bancorp Inc/WA	839	24
Tiptree Inc	2,995	18
Tompkins Financial Corp	1,881	138
Torchmark Corp	6,300	533
Towne Bank/Portsmouth VA	8,260	232
TPG RE Finance Trust Inc ‡	4,121	82
Travelers Cos Inc/The	16,100	2,015
TriCo Bancshares	3,202	115
TriState Capital Holdings Inc *	3,179	80
Triumph Bancorp Inc *	3,078	110
Trupanion Inc *	3,051	77
TrustCo Bank Corp NY	11,503	86
Trustmark Corp	8,442	260
Two Harbors Investment Corp ‡	15,950	234
UMB Financial Corp	5,734	366
Umpqua Holdings Corp	12,600	242
Union Bankshares Corp	8,178	279
Union Bankshares Inc/Morrisville VT	420	20
United Bankshares Inc/WV	12,457	413
United Community Banks Inc/GA	9,796	244
United Community Financial Corp/OH	5,909	54
United Financial Bancorp Inc	6,241	96
United Fire Group Inc	2,636	142
United Insurance Holdings Corp	2,481	49
United Security Bancshares/Fresno CA	1,992	21
Unity Bancorp Inc	1,051	22
Universal Insurance Holdings Inc	4,018	169
Univest Corp of Pennsylvania	3,588	90
Unum Group	13,000	471
US Bancorp	91,900	4,804
Valley National Bancorp	40,793	407
Veritex Holdings Inc *	3,023	71
Virtu Financial Inc, Cl A	2,300	55
Virtus Investment Partners Inc	892	89
Voya Financial Inc	9,700	424
Waddell & Reed Financial Inc, Cl A	9,884	188
Walker & Dunlop Inc	3,461	145
Washington Federal Inc	10,383	292
Washington Trust Bancorp Inc	1,946	100
Waterstone Financial Inc	3,139	51
Webster Financial Corp	5,400	318
Wells Fargo & Co	258,960	13,784
WesBanco Inc	6,583	264
West Bancorporation Inc	2,022	44
Westamerica Bancorporation	3,306	192
Western Alliance Bancorp *	5,900	285
Western Asset Mortgage Capital Corp ‡	4,906	49
Western New England Bancorp Inc	3,189	32

Adviser Managed Trust / Quarterly Report / October 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westwood Holdings Group Inc	986	$42
White Mountains Insurance Group Ltd	223	198
Willis Towers Watson PLC	7,800	1,117
Wintrust Financial Corp	3,200	244
WisdomTree Investments Inc	14,197	110
World Acceptance Corp *	799	81
WR Berkley Corp	5,600	425
WSFS Financial Corp	3,717	158
Zions Bancorp NA	11,500	541

		252,510

Health Care — 10.4%
AAC Holdings Inc *	1,950	11
Abbott Laboratories	102,100	7,039
AbbVie Inc	90,554	7,050
Abeona Therapeutics Inc *	4,082	35
ABIOMED Inc *	2,600	887
Acadia Healthcare Co Inc *	5,300	220
ACADIA Pharmaceuticals Inc *	12,431	242
Accelerate Diagnostics Inc *	3,412	51
Acceleron Pharma Inc *	4,844	246
Accuray Inc *	9,884	44
Achaogen Inc *	4,041	16
Achillion Pharmaceuticals Inc *	17,127	49
Aclaris Therapeutics Inc *	3,441	41
Acorda Therapeutics Inc *	5,361	102
Adamas Pharmaceuticals Inc *	2,788	46
Addus HomeCare Corp *	1,094	72
ADMA Biologics Inc *	2,941	16
Aduro Biotech Inc *	8,555	36
Adverum Biotechnologies Inc *	7,682	32
Aeglea BioTherapeutics Inc *	2,510	22
Aerie Pharmaceuticals Inc *	4,452	237
Aetna Inc	19,033	3,776
Agenus Inc *	9,279	15
Agilent Technologies Inc	19,300	1,250
Agios Pharmaceuticals Inc *	2,900	183
Aimmune Therapeutics Inc *	5,495	146
Akcea Therapeutics Inc *	1,587	35
Akebia Therapeutics Inc *	6,529	49
Akorn Inc *	11,826	79
Albireo Pharma Inc *	1,284	34
Alder Biopharmaceuticals Inc *	7,326	93
Aldeyra Therapeutics Inc *	2,596	28
Alexion Pharmaceuticals Inc *	12,700	1,423
Align Technology Inc *	4,700	1,040
Allakos Inc *	1,038	50
Allena Pharmaceuticals Inc *	1,698	14
Allergan PLC	20,200	3,192
Allscripts Healthcare Solutions Inc *	22,142	264
Alnylam Pharmaceuticals Inc *	5,300	426
AMAG Pharmaceuticals Inc *	4,317	93
Amedisys Inc *	3,328	366

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Renal Associates Holdings Inc *	1,802	$35
AmerisourceBergen Corp, Cl A	9,300	818
Amgen Inc	38,626	7,447
Amicus Therapeutics Inc *	23,571	264
AMN Healthcare Services Inc *	5,907	299
Amneal Pharmaceuticals Inc *	10,953	202
Amphastar Pharmaceuticals Inc *	4,501	81
Ampio Pharmaceuticals Inc *	11,000	5
AnaptysBio Inc *	2,347	175
AngioDynamics Inc *	4,565	93
ANI Pharmaceuticals Inc *	954	46
Anika Therapeutics Inc *	1,874	67
Antares Pharma Inc *	16,855	50
Anthem Inc	15,500	4,271
Apellis Pharmaceuticals Inc *	4,673	65
Apollo Medical Holdings Inc *	241	5
Aptinyx Inc *	1,669	43
Aquestive Therapeutics Inc *	829	13
Aratana Therapeutics Inc *	4,765	28
Arbutus Biopharma Corp *	4,393	19
Arcus Biosciences Inc *	643	6
Ardelyx Inc *	3,719	10
Arena Pharmaceuticals Inc *	6,207	221
ArQule Inc *	14,177	55
Array BioPharma Inc *	25,758	417
Arrowhead Pharmaceuticals Inc *	11,088	141
Arsanis Inc *	563	1
Assembly Biosciences Inc *	2,457	56
Assertio Therapeutics Inc *	6,908	34
Atara Biotherapeutics Inc *	5,113	175
athenahealth Inc *	2,300	293
Athenex Inc *	5,457	66
Athersys Inc *	12,665	24
AtriCure Inc *	4,299	137
Atrion Corp	183	125
Audentes Therapeutics Inc *	4,072	115
Avanos Medical Inc *	5,965	338
AVEO Pharmaceuticals Inc *	12,646	31
Avid Bioservices Inc *	6,305	33
Avrobio Inc *	764	23
AxoGen Inc *	4,201	157
Baxter International Inc	29,900	1,869
Becton Dickinson and Co	15,815	3,645
Bellicum Pharmaceuticals Inc *	5,506	22
BioCryst Pharmaceuticals Inc *	14,110	103
Biogen Inc *	12,000	3,651
Biohaven Pharmaceutical Holding Co Ltd *	3,488	126
BioMarin Pharmaceutical Inc *	10,600	977
Bio-Rad Laboratories Inc, Cl A *	1,223	334
BioScrip Inc *	14,673	39
BioSpecifics Technologies Corp *	752	46
Bio-Techne Corp	2,300	386

32	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BioTelemetry Inc *	4,080	$237
BioTime Inc *	9,732	19
Bluebird Bio Inc *	3,200	367
Blueprint Medicines Corp *	5,226	318
Boston Scientific Corp *	81,900	2,960
Bristol-Myers Squibb Co	97,600	4,933
Brookdale Senior Living Inc, Cl A *	23,550	210
Bruker Corp	6,100	191
Calithera Biosciences Inc *	3,593	17
Calyxt Inc *	440	5
Cambrex Corp *	4,130	220
Cantel Medical Corp	2,100	166
Capital Senior Living Corp *	3,101	28
Cara Therapeutics Inc *	4,227	79
Cardinal Health Inc	18,600	941
Cardiovascular Systems Inc *	4,028	113
CareDx Inc *	4,319	113
CASI Pharmaceuticals Inc *	5,800	19
Castlight Health Inc, Cl B *	10,187	25
Catalent Inc *	8,500	343
Catalyst Biosciences Inc *	1,461	13
Catalyst Pharmaceuticals Inc *	11,631	35
Celcuity Inc *	869	24
Celgene Corp *	41,900	3,000
Cellular Biomedicine Group Inc *	1,444	18
Centene Corp *	12,100	1,577
Cerner Corp *	18,800	1,077
Cerus Corp *	16,449	110
Charles River Laboratories International Inc *	2,800	341
Chemed Corp	900	274
ChemoCentryx Inc *	3,121	34
Chimerix Inc *	5,545	19
ChromaDex Corp *	6,247	22
Cigna Corp	14,100	3,015
Civitas Solutions Inc *	2,182	32
Clearside Biomedical Inc *	3,787	21
Clovis Oncology Inc *	5,967	69
Codexis Inc *	6,609	103
Cohbar Inc *	3,294	13
Coherus Biosciences Inc *	6,701	78
Collegium Pharmaceutical Inc *	3,778	61
Community Health Systems Inc *	12,028	38
Computer Programs & Systems Inc	1,459	36
Concert Pharmaceuticals Inc *	2,788	42
CONMED Corp	3,171	214
Cooper Cos Inc/The	2,900	749
Corbus Pharmaceuticals Holdings Inc *	6,489	43
Corcept Therapeutics Inc *	12,318	145
Corium International Inc *	2,938	37
CorVel Corp *	1,181	68
Corvus Pharmaceuticals Inc *	1,725	13
Crinetics Pharmaceuticals Inc *	1,056	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cross Country Healthcare Inc *	4,257	$38
CryoLife Inc *	4,505	140
CryoPort Inc *	3,456	38
CTI BioPharma Corp *	7,368	13
Cue Biopharma Inc *	2,427	15
Cutera Inc *	1,559	32
CVS Health Corp	60,600	4,387
Cymabay Therapeutics Inc *	7,630	80
Cytokinetics Inc *	6,087	41
CytomX Therapeutics Inc *	5,757	82
CytoSorbents Corp *	3,971	40
Danaher Corp	36,900	3,668
DaVita Inc *	8,200	552
Deciphera Pharmaceuticals Inc *	994	20
Denali Therapeutics Inc *	5,712	83
DENTSPLY SIRONA Inc	13,300	461
Dermira Inc *	4,471	56
DexCom Inc *	5,200	690
Dicerna Pharmaceuticals Inc *	5,898	78
Diplomat Pharmacy Inc *	7,180	142
Dova Pharmaceuticals Inc *	1,629	30
Durect Corp *	21,381	21
Dynavax Technologies Corp *	7,555	75
Eagle Pharmaceuticals Inc/DE *	1,354	67
Editas Medicine Inc *	5,744	145
Edwards Lifesciences Corp *	12,500	1,845
Eidos Therapeutics Inc *	1,186	15
ElectroCore Inc *	965	10
Eli Lilly & Co	56,900	6,170
Eloxx Pharmaceuticals Inc *	2,906	35
Emergent BioSolutions Inc *	5,566	341
Enanta Pharmaceuticals Inc *	2,105	162
Encompass Health Corp	5,900	397
Endocyte Inc *	8,360	198
Endologix Inc *	10,031	12
Ensign Group Inc/The	6,141	227
Enzo Biochem Inc *	5,279	18
Epizyme Inc *	6,716	54
Esperion Therapeutics Inc *	2,946	134
Evelo Biosciences Inc *	868	8
Evolent Health Inc, Cl A *	8,518	189
Evolus Inc *	1,310	19
Exact Sciences Corp *	7,200	512
Exelixis Inc *	17,100	237
Express Scripts Holding Co *	33,400	3,239
Fate Therapeutics Inc *	6,474	81
Fennec Pharmaceuticals Inc *	1,903	14
FibroGen Inc *	9,443	405
Five Prime Therapeutics Inc *	3,987	48
Flexion Therapeutics Inc *	4,349	59
Fluidigm Corp *	3,266	24
FONAR Corp *	874	22

Adviser Managed Trust / Quarterly Report / October 31, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortress Biotech Inc *	3,790	$3
Forty Seven Inc *	1,224	15
G1 Therapeutics Inc *	2,623	105
Genesis Healthcare Inc, Cl A *	4,394	7
GenMark Diagnostics Inc *	6,031	32
Genomic Health Inc *	2,573	185
Geron Corp *	20,684	32
Gilead Sciences Inc	77,317	5,271
Glaukos Corp *	4,179	242
Global Blood Therapeutics Inc *	6,266	220
Globus Medical Inc, Cl A *	9,074	480
GlycoMimetics Inc *	4,485	56
GTx Inc *	754	1
Haemonetics Corp *	6,488	678
Halozyme Therapeutics Inc *	15,609	242
Harvard Bioscience Inc *	5,416	21
HCA Healthcare Inc	16,500	2,203
HealthEquity Inc *	6,834	627
HealthStream Inc	3,371	89
Helius Medical Technologies Inc, Cl A *	2,431	25
Henry Schein Inc *	9,214	765
Heron Therapeutics Inc *	8,716	242
Heska Corp *	832	83
Hill-Rom Holdings Inc	4,000	336
HMS Holdings Corp *	10,386	299
Hologic Inc *	16,000	624
Homology Medicines Inc *	1,300	24
Humana	8,200	2,627
ICU Medical Inc *	900	229
Idera Pharmaceuticals Inc *	2,254	15
IDEXX Laboratories Inc *	5,100	1,082
Illumina Inc *	8,800	2,738
Immune Design Corp *	4,576	7
ImmunoGen Inc *	18,365	100
Immunomedics Inc *	17,685	398
Incyte Corp *	10,300	668
Innovate Biopharmaceuticals Inc *	2,400	10
Innoviva Inc *	8,634	121
Inogen Inc *	2,229	423
Inovalon Holdings Inc, Cl A *	8,852	83
Inovio Pharmaceuticals Inc *	9,657	48
Insmed Inc *	9,606	140
Inspire Medical Systems Inc *	975	39
Insulet Corp *	3,400	300
Insys Therapeutics Inc *	2,918	25
Integer Holdings Corp *	3,905	291
Integra LifeSciences Holdings Corp *	4,200	225
Intellia Therapeutics Inc *	4,270	72
Intercept Pharmaceuticals Inc *	2,756	265
Intersect ENT Inc *	3,785	106
Intra-Cellular Therapies Inc, Cl A *	5,711	97
Intrexon Corp *	8,867	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IntriCon Corp *	759	$32
Intuitive Surgical Inc *	6,693	3,488
Invacare Corp	4,281	55
Invitae Corp *	7,802	111
Ionis Pharmaceuticals Inc *	7,200	357
Iovance Biotherapeutics Inc *	10,342	94
IQVIA Holdings Inc *	9,756	1,199
iRadimed Corp *	557	14
iRhythm Technologies Inc *	2,983	230
Ironwood Pharmaceuticals Inc, Cl A *	17,555	230
Johnson & Johnson	160,179	22,423
Jounce Therapeutics Inc *	1,712	7
K2M Group Holdings Inc *	5,150	141
Kadmon Holdings Inc *	9,978	24
Kala Pharmaceuticals Inc *	1,729	13
Karyopharm Therapeutics Inc *	6,248	66
Keryx Biopharmaceuticals Inc *	10,617	30
Kezar Life Sciences Inc *	772	19
Kindred Biosciences Inc *	4,113	60
Kiniksa Pharmaceuticals Ltd, Cl A *	610	12
Kura Oncology Inc *	3,240	35
La Jolla Pharmaceutical Co *	2,813	46
Laboratory Corp of America Holdings *	6,100	979
Lannett Co Inc *	3,560	13
Lantheus Holdings Inc *	4,922	69
LeMaitre Vascular Inc	2,070	55
Lexicon Pharmaceuticals Inc *	5,668	44
LHC Group Inc *	3,666	335
LifePoint Health Inc *	4,465	290
Ligand Pharmaceuticals Inc *	2,639	435
Liquidia Technologies Inc *	691	11
LivaNova PLC *	6,141	688
Loxo Oncology Inc *	3,341	510
Luminex Corp	5,159	148
MacroGenics Inc *	5,059	83
Madrigal Pharmaceuticals Inc *	870	166
Magellan Health Inc *	3,102	202
MannKind Corp *	20,051	37
Marinus Pharmaceuticals Inc *	4,530	21
Masimo Corp *	2,600	301
McKesson Corp	12,100	1,510
Medicines Co/The *	8,600	200
MediciNova Inc *	5,212	51
Medidata Solutions Inc *	7,293	513
MEDNAX Inc *	5,400	223
Medpace Holdings Inc *	2,612	136
Medtronic PLC	80,800	7,257
Melinta Therapeutics Inc *	5,046	13
Menlo Therapeutics Inc *	846	5
Merck & Co Inc	158,818	11,691
Meridian Bioscience Inc	5,349	87
Merit Medical Systems Inc *	6,683	382

34	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mersana Therapeutics Inc *	1,356	$8
Mettler-Toledo International Inc *	1,458	797
MiMedx Group Inc *	12,783	74
Minerva Neurosciences Inc *	3,446	38
Miragen Therapeutics Inc *	3,571	15
Mirati Therapeutics Inc *	2,589	97
Molecular Templates Inc *	1,700	7
Molina Healthcare Inc *	3,700	469
Momenta Pharmaceuticals Inc *	9,547	119
Mustang Bio Inc *	2,827	11
Mylan NV *	30,400	950
MyoKardia Inc *	4,153	220
Myriad Genetics Inc *	8,268	372
NanoString Technologies Inc *	2,928	45
NantHealth Inc *	1,007	2
NantKwest Inc *	3,583	8
Natera Inc *	4,251	93
National HealthCare Corp	1,510	120
National Research Corp, Cl A	1,455	55
Natus Medical Inc *	4,076	122
Nektar Therapeutics, Cl A *	9,000	348
Neogen Corp *	6,345	385
NeoGenomics Inc *	8,164	151
Neos Therapeutics Inc *	3,332	10
Neurocrine Biosciences Inc *	5,400	579
Neuronetics Inc *	622	16
Nevro Corp *	3,639	177
NewLink Genetics Corp *	3,778	7
NextGen Healthcare Inc *	6,561	97
Novavax Inc *	50,301	89
Novocure Ltd *	9,301	308
NuVasive Inc *	6,492	365
Nuvectra Corp *	1,958	39
NxStage Medical Inc *	8,221	233
Nymox Pharmaceutical Corp *	3,345	6
Ocular Therapeutix Inc *	3,876	19
Odonate Therapeutics Inc *	814	12
Omeros Corp *	5,865	90
Omnicell Inc *	4,852	343
OPKO Health Inc *	40,733	138
Optinose Inc *	2,208	23
OraSure Technologies Inc *	7,655	106
Organovo Holdings Inc *	11,425	12
Orthofix Medical Inc *	2,137	130
OrthoPediatrics Corp *	958	33
Ovid therapeutics Inc *	2,115	11
Owens & Minor Inc	7,865	62
Oxford Immunotec Global PLC *	2,932	45
Pacific Biosciences of California Inc *	15,059	67
Pacira Pharmaceuticals Inc/DE *	4,970	243
Palatin Technologies Inc *	24,407	22
Paratek Pharmaceuticals Inc *	4,214	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Patterson Cos Inc	10,321	$233
PDL BioPharma Inc *	19,407	48
Penumbra Inc *	1,800	245
PerkinElmer Inc	6,500	562
PetIQ Inc, Cl A *	1,361	43
Pfenex Inc *	2,657	11
Pfizer Inc	346,156	14,905
Phibro Animal Health Corp, Cl A	2,561	110
Pieris Pharmaceuticals Inc *	6,460	27
PolarityTE Inc *	1,248	19
Portola Pharmaceuticals Inc, Cl A *	8,126	160
PRA Health Sciences Inc *	3,500	339
Premier Inc, Cl A *	3,100	139
Prestige Consumer Healthcare Inc *	6,644	240
Progenics Pharmaceuticals Inc *	11,053	55
Proteostasis Therapeutics Inc *	4,133	26
Providence Service Corp/The *	1,431	95
PTC Therapeutics Inc *	5,673	219
Pulse Biosciences Inc *	1,069	14
Puma Biotechnology Inc *	3,703	137
QIAGEN NV *	13,137	477
Quanterix Corp *	822	14
Quest Diagnostics Inc	8,000	753
Quidel Corp *	4,337	279
Quorum Health Corp *	4,612	18
R1 RCM Inc *	12,634	107
Ra Pharmaceuticals Inc *	2,069	30
Radius Health Inc *	5,111	81
RadNet Inc *	5,127	76
Reata Pharmaceuticals Inc, Cl A *	2,344	138
Recro Pharma Inc *	1,597	10
Regeneron Pharmaceuticals Inc *	4,766	1,617
REGENXBIO Inc *	4,068	271
Repligen Corp *	4,920	267
Replimune Group Inc *	1,159	15
ResMed Inc	8,400	890
resTORbio Inc *	1,230	14
Retrophin Inc *	4,974	128
Revance Therapeutics Inc *	4,209	92
Rhythm Pharmaceuticals Inc *	2,016	56
Rigel Pharmaceuticals Inc *	21,514	62
Rocket Pharmaceuticals Inc *	2,821	45
Rockwell Medical Inc *	5,833	24
RTI Surgical Inc *	6,102	28
Rubius Therapeutics Inc *	1,525	25
Sage Therapeutics Inc *	2,600	335
Sangamo Therapeutics Inc *	12,796	162
Sarepta Therapeutics Inc *	3,800	508
Savara Inc *	3,480	31
Scholar Rock Holding Corp *	1,009	24
scPharmaceuticals Inc *	893	4
SeaSpine Holdings Corp *	1,101	19

Adviser Managed Trust / Quarterly Report / October 31, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seattle Genetics Inc *	6,500	$365
Select Medical Holdings Corp *	13,638	226
Selecta Biosciences Inc *	2,460	13
Senseonics Holdings Inc *	9,400	35
Seres Therapeutics Inc *	2,585	18
Sienna Biopharmaceuticals Inc *	1,834	17
Sientra Inc *	3,123	64
SIGA Technologies Inc *	7,145	35
Simulations Plus Inc	1,489	30
Solid Biosciences Inc *	1,398	45
Sorrento Therapeutics Inc *	14,423	46
Spark Therapeutics Inc *	3,933	177
Spectrum Pharmaceuticals Inc *	12,433	148
Spero Therapeutics Inc *	1,093	9
Spring Bank Pharmaceuticals Inc *	1,759	18
STAAR Surgical Co *	5,588	224
Stemline Therapeutics Inc *	3,612	54
STERIS PLC	4,900	536
Stryker Corp	20,400	3,309
Supernus Pharmaceuticals Inc *	6,113	291
Surface Oncology Inc *	1,231	10
Surgery Partners Inc *	2,381	32
Surmodics Inc *	1,667	106
Syndax Pharmaceuticals Inc *	1,272	6
Syneos Health Inc, Cl A *	7,848	358
Synergy Pharmaceuticals Inc *	30,807	13
Synlogic Inc *	1,916	15
Syros Pharmaceuticals Inc *	3,272	22
T2 Biosystems Inc *	3,737	20
Tabula Rasa HealthCare Inc *	2,215	164
Tactile Systems Technology Inc *	2,225	146
Tandem Diabetes Care Inc *	6,392	240
Teladoc Health Inc *	8,457	586
Teleflex Inc	2,700	650
Teligent Inc/NJ *	5,392	17
Tenet Healthcare Corp *	10,595	273
TESARO Inc *	2,100	61
Tetraphase Pharmaceuticals Inc *	6,024	12
TG Therapeutics Inc *	7,663	35
TherapeuticsMD Inc *	23,377	114
Theravance Biopharma Inc *	5,251	127
Thermo Fisher Scientific Inc	23,900	5,584
Tivity Health Inc *	5,067	174
Tocagen Inc *	2,146	22
TransEnterix Inc *	19,406	63
Translate Bio Inc *	1,541	9
Tricida Inc *	1,463	39
Triple-S Management Corp, Cl B *	2,883	49
Tyme Technologies Inc *	6,764	15
Ultragenyx Pharmaceutical Inc *	5,797	281
United Therapeutics Corp *	2,600	288
UnitedHealth Group Inc	57,100	14,923

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UNITY Biotechnology Inc *	810	$9
Universal Health Services Inc, Cl B	5,000	608
Unum Therapeutics Inc *	637	5
US Physical Therapy Inc	1,585	170
Utah Medical Products Inc	411	36
Vanda Pharmaceuticals Inc *	6,595	125
Varex Imaging Corp *	4,910	127
Varian Medical Systems Inc *	5,400	645
Veeva Systems Inc, Cl A *	7,200	658
Veracyte Inc *	3,800	56
Verastem Inc *	9,040	46
Vericel Corp *	4,977	55
Verrica Pharmaceuticals Inc *	922	12
Vertex Pharmaceuticals Inc *	15,200	2,576
ViewRay Inc *	7,871	68
Viking Therapeutics Inc *	6,700	91
Vital Therapies Inc *	3,782	1
Vocera Communications Inc *	3,771	131
Voyager Therapeutics Inc *	2,638	36
Waters Corp *	4,500	854
WaVe Life Sciences Ltd *	2,273	106
WellCare Health Plans Inc *	3,000	828
West Pharmaceutical Services Inc	4,400	466
Wright Medical Group NV *	15,698	424
Xencor Inc *	5,812	190
Xeris Pharmaceuticals Inc *	1,098	24
XOMA Corp *	710	9
Zafgen Inc *	4,099	40
Zimmer Biomet Holdings Inc	12,200	1,386
ZIOPHARM Oncology Inc *	15,457	31
Zoetis Inc, Cl A	28,900	2,605
Zogenix Inc *	5,248	219
Zomedica Pharmaceuticals Corp *	2,870	5

		257,913

Industrials — 7.3%
3M Co	34,000	6,469
AAON Inc	5,193	179
AAR Corp	4,135	197
ABM Industries Inc	8,303	255
Acacia Research Corp *	5,293	17
ACCO Brands Corp	12,355	100
Actuant Corp, Cl A	7,685	183
Acuity Brands Inc	2,400	302
ADT Inc	6,400	50
Advanced Disposal Services Inc *	9,128	247
Advanced Drainage Systems Inc	4,449	124
AECOM *	9,100	265
Aegion Corp, Cl A *	4,011	78
Aerojet Rocketdyne Holdings Inc *	8,735	309
Aerovironment Inc *	2,638	237
AGCO Corp	3,900	219
Air Lease Corp, Cl A	5,800	221

36	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Air Transport Services Group Inc *	7,166	$140
Aircastle Ltd	7,084	138
Alamo Group Inc	1,194	102
Alaska Air Group Inc	7,200	442
Albany International Corp, Cl A	3,573	250
Allegiant Travel Co, Cl A	1,625	185
Allegion PLC	5,600	480
Allied Motion Technologies Inc	872	38
Allison Transmission Holdings Inc	6,800	300
Altra Industrial Motion Corp	7,401	239
AMERCO	400	131
Ameresco Inc, Cl A *	2,406	39
American Airlines Group Inc	24,900	873
American Railcar Industries Inc	979	68
American Woodmark Corp *	1,798	109
AMETEK Inc	13,700	919
AO Smith Corp	8,400	382
Apogee Enterprises Inc	3,531	127
Applied Industrial Technologies Inc	4,791	315
ArcBest Corp	3,307	123
Arconic Inc	25,766	524
Argan Inc	1,810	80
Armstrong Flooring Inc *	2,743	43
Armstrong World Industries Inc	2,600	161
ASGN Inc *	6,414	430
Astec Industries Inc	2,885	109
Astronics Corp *	2,288	67
Astronics Corp, Cl B *	718	21
Atkore International Group Inc *	4,624	89
Atlas Air Worldwide Holdings Inc *	2,947	152
Avis Budget Group Inc *	8,160	229
Axon Enterprise Inc *	7,206	445
AZZ Inc	3,261	145
Babcock & Wilcox Enterprises Inc *	3,502	3
Barnes Group Inc	5,952	337
Barrett Business Services Inc	896	56
Beacon Roofing Supply Inc *	8,361	233
BG Staffing Inc	1,060	27
Blue Bird Corp *	1,806	34
BlueLinx Holdings Inc *	1,226	29
BMC Stock Holdings Inc *	8,466	142
Boeing Co/The	32,300	11,462
Brady Corp, Cl A	5,842	235
Briggs & Stratton Corp	5,041	73
BrightView Holdings Inc *	3,099	46
Brink’s Co/The	6,359	422
Builders FirstSource Inc *	14,128	175
BWX Technologies Inc, Cl W	5,900	345
Caesarstone Ltd	2,844	45
CAI International Inc *	2,144	53
Carlisle Cos Inc	3,500	338
Casella Waste Systems Inc, Cl A *	4,960	161

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Caterpillar Inc	34,600	$4,198
CBIZ Inc *	6,346	141
CECO Environmental Corp	4,154	31
CH Robinson Worldwide Inc	8,200	730
Charah Solutions Inc *	1,300	10
Chart Industries Inc *	3,863	263
Cintas Corp	5,200	946
CIRCOR International Inc	2,084	68
Clean Harbors Inc *	3,000	204
Colfax Corp *	4,800	135
Columbus McKinnon Corp/NY	2,749	101
Comfort Systems USA Inc	4,644	248
Commercial Vehicle Group Inc *	3,506	23
Continental Building Products Inc *	4,733	132
Copart Inc *	12,000	587
CoStar Group Inc *	2,100	759
Covanta Holding Corp	14,631	215
Covenant Transportation Group Inc, Cl A *	1,641	41
CRA International Inc	925	39
Crane Co	2,900	252
CSW Industrials Inc *	2,003	92
CSX Corp	48,900	3,367
Cubic Corp	3,181	209
Cummins Inc	9,100	1,244
Curtiss-Wright Corp	2,700	296
Daseke Inc *	5,105	31
Deere & Co	19,300	2,614
Delta Air Lines Inc	38,200	2,091
Deluxe Corp	5,857	277
DMC Global Inc	1,808	70
Donaldson Co Inc	7,800	400
Douglas Dynamics Inc	2,821	122
Dover Corp	9,000	746
Ducommun Inc *	1,267	47
Dun & Bradstreet Corp/The	2,200	313
DXP Enterprises Inc/TX *	1,981	63
Dycom Industries Inc *	3,764	256
Eagle Bulk Shipping Inc *	5,545	28
Eastern Co/The	808	23
Echo Global Logistics Inc *	3,585	92
EMCOR Group Inc	7,340	521
Emerson Electric Co	37,400	2,539
Encore Wire Corp	2,506	111
Energous Corp *	3,072	25
Energy Recovery Inc *	4,892	37
EnerSys	5,319	423
Engility Holdings Inc *	2,259	70
Ennis Inc	3,181	62
Enphase Energy Inc *	11,528	52
EnPro Industries Inc	2,565	160
EnviroStar Inc	508	21
Equifax Inc	7,200	730

Adviser Managed Trust / Quarterly Report / October 31, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ESCO Technologies Inc	3,241	$198
Essendant Inc	4,611	59
Esterline Technologies Corp *	3,256	382
Evoqua Water Technologies Corp *	9,562	92
Expeditors International of Washington Inc	10,500	705
Exponent Inc	6,537	330
Fastenal Co	17,200	884
Federal Signal Corp	7,558	166
FedEx Corp	14,800	3,261
Flowserve Corp	7,700	353
Fluor Corp	8,200	360
Forrester Research Inc	1,356	55
Fortive Corp	17,555	1,303
Fortune Brands Home & Security Inc	8,800	395
Forward Air Corp	3,652	219
Foundation Building Materials Inc *	1,955	19
Franklin Covey Co *	1,126	25
Franklin Electric Co Inc	5,796	246
FreightCar America Inc	1,322	19
FTI Consulting Inc *	4,699	325
FuelCell Energy Inc *	13,345	11
Gardner Denver Holdings Inc *	5,900	160
Gates Industrial Corp PLC *	3,500	53
GATX Corp	4,750	356
Genco Shipping & Trading Ltd *	1,200	13
Gencor Industries Inc *	871	10
Generac Holdings Inc *	7,659	389
General Dynamics Corp	15,400	2,658
General Electric Co	514,357	5,195
General Finance Corp *	837	11
Genesee & Wyoming Inc, Cl A *	3,400	269
Gibraltar Industries Inc *	4,045	144
Global Brass & Copper Holdings Inc	2,752	87
GMS Inc *	4,047	67
Gorman-Rupp Co/The	2,299	79
GP Strategies Corp *	1,718	25
Graco Inc	10,100	410
GrafTech International Ltd	4,400	79
Graham Corp	1,041	26
Granite Construction Inc	5,486	251
Great Lakes Dredge & Dock Corp *	7,696	45
Greenbrier Cos Inc/The	3,997	190
Griffon Corp	4,521	55
H&E Equipment Services Inc	3,910	94
Harris Corp	7,000	1,041
Harsco Corp *	10,015	275
Hawaiian Holdings Inc	6,332	219
HC2 Holdings Inc *	4,758	25
HD Supply Holdings Inc *	11,200	421
Healthcare Services Group Inc	9,373	380
Heartland Express Inc	5,964	116
HEICO Corp	2,327	195

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HEICO Corp, Cl A	4,491	$299
Heidrick & Struggles International Inc	2,405	83
Herc Holdings Inc *	2,991	96
Heritage-Crystal Clean Inc *	1,996	46
Herman Miller Inc	7,449	245
Hertz Global Holdings Inc *	6,820	94
Hexcel Corp	5,300	310
Hillenbrand Inc	7,942	380
HNI Corp	5,476	207
Honeywell International Inc	44,438	6,436
Hub Group Inc, Cl A *	4,151	190
Hubbell Inc, Cl B	3,200	325
Huntington Ingalls Industries Inc	2,600	568
Hurco Cos Inc	692	28
Huron Consulting Group Inc *	2,758	150
Hyster-Yale Materials Handling Inc, Cl A	1,283	78
ICF International Inc	2,313	170
IDEX Corp	4,600	583
IES Holdings Inc *	864	15
IHS Markit Ltd *	23,300	1,224
Illinois Tool Works Inc	20,000	2,551
Infrastructure and Energy Alternatives Inc *	1,586	16
InnerWorkings Inc *	5,603	40
Insperity Inc	4,840	532
Insteel Industries Inc	2,339	61
Interface Inc, Cl A	7,376	120
ITT Inc	5,200	263
Jacobs Engineering Group Inc	7,700	578
JB Hunt Transport Services Inc	5,100	564
JELD-WEN Holding Inc *	8,800	143
JetBlue Airways Corp *	19,200	321
John Bean Technologies Corp	3,960	412
Johnson Controls International plc	55,245	1,766
Kadant Inc	1,411	139
Kaman Corp	3,424	217
Kansas City Southern	6,000	612
KAR Auction Services Inc	7,900	450
KBR Inc	17,748	351
Kelly Services Inc, Cl A	3,802	89
Kennametal Inc	10,336	366
KeyW Holding Corp/The *	6,492	51
Kforce Inc	2,927	90
Kimball International Inc, Cl B	4,351	72
Kirby Corp *	3,400	245
Knight-Swift Transportation Holdings Inc, Cl A	7,400	237
Knoll Inc	6,247	124
Korn/Ferry International	7,156	323
Kratos Defense & Security Solutions Inc *	11,175	140
L3 Technologies Inc	4,700	891
Landstar System Inc	2,400	240
Lawson Products Inc/DE *	925	31
LB Foster Co, Cl A *	1,107	20

38	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lennox International Inc	2,200	$464
Lincoln Electric Holdings Inc	3,700	299
Lindsay Corp	1,382	132
Lockheed Martin Corp	14,852	4,364
LSC Communications Inc	3,606	34
Lydall Inc *	2,058	61
Macquarie Infrastructure Corp	4,700	174
Manitex International Inc *	2,246	19
Manitowoc Co Inc/The *	4,474	82
ManpowerGroup Inc	3,900	298
Marten Transport Ltd	4,854	93
Masco Corp	18,200	546
MasTec Inc *	8,211	357
Matson Inc	5,390	189
Matthews International Corp, Cl A	3,916	163
Maxar Technologies Ltd	7,065	105
McGrath RentCorp	2,989	160
Mercury Systems Inc *	5,930	278
Meritor Inc *	10,541	179
Mesa Air Group Inc *	1,428	21
Middleby Corp/The *	3,300	371
Milacron Holdings Corp *	8,775	123
Miller Industries Inc/TN	1,374	33
Mistras Group Inc *	2,191	44
Mobile Mini Inc	5,530	227
Moog Inc, Cl A	4,065	291
MRC Global Inc *	10,597	168
MSA Safety Inc	4,312	450
MSC Industrial Direct Co Inc, Cl A	2,600	211
Mueller Industries Inc	7,198	175
Mueller Water Products Inc, Cl A	19,414	199
Multi-Color Corp	1,726	92
MYR Group Inc *	1,996	67
National Presto Industries Inc	593	74
Navigant Consulting Inc	5,606	121
Navistar International Corp *	6,174	207
NCI Building Systems Inc *	5,494	67
Nexeo Solutions Inc *	4,425	46
Nielsen Holdings PLC	21,400	556
NL Industries Inc *	1,180	6
NN Inc	3,576	41
Nordson Corp	3,400	417
Norfolk Southern Corp	16,800	2,820
Northrop Grumman Corp	9,693	2,539
Northwest Pipe Co *	1,401	25
NOW Inc *	13,574	174
NV5 Global Inc *	1,210	94
nVent Electric PLC	9,700	237
Old Dominion Freight Line Inc	4,000	522
Omega Flex Inc	327	20
Orion Group Holdings Inc *	2,964	14
Oshkosh Corp	4,400	247

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens Corning	6,400	$303
PACCAR Inc	20,500	1,173
PAM Transportation Services Inc *	300	18
Parker-Hannifin Corp	7,900	1,198
Park-Ohio Holdings Corp	1,131	37
Patrick Industries Inc *	2,861	124
PGT Innovations Inc *	6,209	126
PICO Holdings Inc	2,861	33
Pitney Bowes Inc	23,678	157
Plug Power Inc *	26,085	48
Powell Industries Inc	1,100	32
Preformed Line Products Co	429	27
Primoris Services Corp	5,184	110
Proto Labs Inc *	3,446	412
Quad/Graphics Inc	3,784	58
Quanex Building Products Corp	4,563	68
Quanta Services Inc *	8,700	271
Radiant Logistics Inc *	4,219	23
Raven Industries Inc	4,533	197
Raytheon Co	17,100	2,993
RBC Bearings Inc *	2,995	442
Regal Beloit Corp	2,700	194
Republic Services Inc, Cl A	13,200	959
Resideo Technologies Inc *	7,406	156
Resources Connection Inc	3,825	62
REV Group Inc	3,837	42
Rexnord Corp *	13,263	356
Robert Half International Inc	7,000	424
Rockwell Automation Inc	7,400	1,219
Rockwell Collins	9,767	1,250
Rollins Inc	5,600	332
Roper Technologies Inc	6,000	1,697
RR Donnelley & Sons Co	8,231	48
Rush Enterprises Inc, Cl A	3,781	134
Rush Enterprises Inc, Cl B	489	18
Ryder System Inc	2,900	160
Safe Bulkers Inc *	6,624	17
Saia Inc *	3,204	201
Schneider National Inc, Cl B	2,700	59
Scorpio Bulkers Inc	7,607	48
Sensata Technologies Holding PLC *	9,900	464
Simpson Manufacturing Co Inc	5,246	299
SiteOne Landscape Supply Inc *	5,045	343
SkyWest Inc	6,459	370
Snap-on Inc	3,300	508
Southwest Airlines Co	31,400	1,542
SP Plus Corp *	2,920	93
Spartan Motors Inc	4,353	29
Sparton Corp *	1,015	13
Spirit AeroSystems Holdings Inc, Cl A	6,700	563
Spirit Airlines Inc *	8,666	450
SPX Corp *	5,429	159

Adviser Managed Trust / Quarterly Report / October 31, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPX FLOW Inc *	5,309	$182
Standex International Corp	1,622	132
Stanley Black & Decker Inc	9,200	1,072
Steelcase Inc, Cl A	10,559	175
Stericycle Inc *	4,900	245
Sterling Construction Co Inc *	2,912	33
Sun Hydraulics Corp	3,557	165
Sunrun Inc *	12,064	148
Systemax Inc	1,586	51
Team Inc *	3,841	76
Teledyne Technologies Inc *	2,100	465
Tennant Co	2,222	136
Terex Corp	3,900	130
Tetra Tech Inc	6,997	462
Textainer Group Holdings Ltd *	3,351	39
Textron Inc	15,100	810
Thermon Group Holdings Inc *	4,052	87
Timken Co/The	4,100	162
Titan International Inc	5,815	41
Titan Machinery Inc *	2,005	29
Toro Co/The	6,000	338
TPI Composites Inc *	1,881	48
TransDigm Group Inc *	2,878	950
TransUnion	10,790	709
Trex Co Inc *	7,466	458
TriMas Corp *	5,704	168
TriNet Group Inc *	5,453	256
Trinity Industries Inc	9,100	260
Triton International Ltd/Bermuda	6,583	212
Triumph Group Inc	6,062	111
TrueBlue Inc *	5,100	119
Tutor Perini Corp *	4,827	75
Twin Disc Inc *	929	18
UniFirst Corp/MA	1,897	283
Union Pacific Corp	44,100	6,448
United Continental Holdings Inc *	14,700	1,257
United Parcel Service Inc, Cl B	41,300	4,400
United Rentals Inc *	4,900	588
United Technologies Corp	44,700	5,552
Univar Inc *	6,800	167
Universal Forest Products Inc	7,488	212
Universal Logistics Holdings Inc	934	25
US Ecology Inc	2,745	192
US Xpress Enterprises Inc, Cl A *	2,627	25
USA Truck Inc *	1,219	24
USG Corp	5,300	224
Valmont Industries Inc	1,300	162
Vectrus Inc *	1,331	36
Verisk Analytics Inc, Cl A *	9,600	1,150
Veritiv Corp *	1,450	48
Viad Corp	2,609	125
Vicor Corp *	2,103	84

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vivint Solar Inc *	4,296	$22
VSE Corp	1,102	35
Wabash National Corp	7,133	108
WABCO Holdings Inc *	3,200	344
Wabtec Corp	5,100	418
WageWorks Inc *	4,958	197
Waste Management Inc	25,700	2,299
Watsco Inc	1,900	282
Watts Water Technologies Inc, Cl A	3,470	243
Welbilt Inc *	7,300	137
Werner Enterprises Inc	5,950	192
Wesco Aircraft Holdings Inc *	7,034	72
WESCO International Inc *	2,600	130
Willdan Group Inc *	885	27
Willis Lease Finance Corp *	471	16
Willscot Corp, Cl A *	4,452	66
Woodward Inc	6,769	498
WW Grainger Inc	2,700	767
XPO Logistics Inc *	7,500	670
Xylem Inc/NY	10,500	689
YRC Worldwide Inc *	4,116	34

		179,510

Information Technology — 14.0%
2U Inc *	3,100	195
3D Systems Corp *	13,814	167
8x8 Inc *	11,364	195
A10 Networks Inc *	6,800	40
Acacia Communications Inc *	3,516	121
ACI Worldwide Inc *	14,520	364
ACM Research Inc, Cl A *	1,252	12
Adesto Technologies Corp *	2,805	11
Adobe Inc *	29,368	7,217
ADTRAN Inc	6,156	83
Advanced Energy Industries Inc *	4,904	211
Advanced Micro Devices Inc *	53,900	982
Aerohive Networks Inc *	3,002	12
Agilysys Inc *	1,661	27
Akamai Technologies Inc *	9,900	715
Alarm.com Holdings Inc *	3,905	174
Alliance Data Systems Corp	2,900	598
Alpha & Omega Semiconductor Ltd *	2,367	22
Altair Engineering Inc, Cl A *	3,827	146
Alteryx Inc, Cl A *	3,572	189
Ambarella Inc *	4,029	140
Amber Road Inc *	3,003	27
Amdocs Ltd	8,300	525
American Software Inc/GA, Cl A	3,595	41
Amkor Technology Inc *	12,670	91
Amphenol Corp, Cl A	17,600	1,575
Analog Devices Inc	21,970	1,839
Anixter International Inc *	3,710	244
ANSYS Inc *	5,000	748

40	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Appfolio Inc, Cl A *	1,895	$108
Apple Inc	288,554	63,153
Applied Materials Inc	59,900	1,970
Applied Optoelectronics Inc *	2,400	47
Apptio Inc, Cl A *	4,289	111
Aquantia Corp *	3,034	29
Arista Networks Inc *	3,400	783
Arlo Technologies Inc *	1,681	23
ARRIS International PLC *	10,400	259
Arrow Electronics Inc *	5,100	345
Aspen Technology Inc *	4,300	365
Asure Software Inc *	1,519	17
Atlassian Corp PLC, Cl A *	5,300	402
Autodesk Inc *	13,000	1,680
Automatic Data Processing Inc	26,200	3,775
Avalara Inc *	1,091	37
Avaya Holdings Corp *	13,114	215
Avid Technology Inc *	3,498	19
Avnet Inc	7,100	285
AVX Corp	6,001	100
Axcelis Technologies Inc *	4,135	71
AXT Inc *	4,366	29
Badger Meter Inc	3,630	178
Bel Fuse Inc, Cl B	1,324	29
Belden Inc	5,051	273
Benchmark Electronics Inc	5,914	129
Benefitfocus Inc *	2,900	103
Black Knight Inc *	8,268	403
Blackbaud Inc	6,094	437
Blackline Inc *	4,527	210
Booz Allen Hamilton Holding Corp, Cl A	8,100	401
Bottomline Technologies DE Inc *	5,056	337
Box Inc, Cl A *	15,351	276
Brightcove Inc *	4,658	37
Broadcom Inc	25,707	5,745
Broadridge Financial Solutions Inc	6,800	795
Brooks Automation Inc	8,676	269
CA Inc	18,800	834
Cabot Microelectronics Corp	3,223	315
CACI International Inc, Cl A *	3,101	553
Cadence Design Systems Inc *	16,300	727
CalAmp Corp *	4,215	84
Calix Inc *	5,902	43
Carbon Black Inc *	1,154	19
Carbonite Inc *	3,987	136
Cardtronics PLC *	4,880	133
Casa Systems Inc *	3,563	51
Cass Information Systems Inc	1,537	102
CDK Global Inc	7,500	429
CDW Corp/DE	8,800	792
Ceridian HCM Holding Inc *	1,400	53
CEVA Inc *	2,648	65

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ChannelAdvisor Corp *	3,428	$40
Ciena Corp *	18,059	565
Cirrus Logic Inc *	7,610	285
Cisco Systems Inc	280,859	12,849
Cision Ltd *	6,864	102
Citrix Systems Inc	8,100	830
Clearfield Inc *	1,217	15
Cloudera Inc *	13,007	179
Cognex Corp	9,600	411
Cognizant Technology Solutions Corp, Cl A	34,700	2,395
Coherent Inc *	1,400	172
Cohu Inc	4,938	103
CommScope Holding Co Inc *	11,400	274
CommVault Systems Inc *	5,021	292
Comtech Telecommunications Corp	2,893	81
Conduent Inc *	10,960	209
Control4 Corp *	3,296	92
ConvergeOne Holdings Inc	3,653	34
CoreLogic Inc/United States *	4,800	195
Cornerstone OnDemand Inc *	6,802	335
Corning Inc	48,300	1,543
Coupa Software Inc *	6,725	436
Cray Inc *	5,205	118
Cree Inc *	12,727	494
CSG Systems International Inc	4,247	149
CTS Corp	4,130	110
Cypress Semiconductor Corp	20,800	269
Daktronics Inc	4,544	33
DASAN Zhone Solutions Inc *	538	7
Dell Technologies Inc Class V, Cl V *	11,968	1,082
Diebold Nixdorf Inc	9,036	35
Digi International Inc *	3,689	43
Digimarc Corp *	1,395	35
Diodes Inc *	5,024	152
DocuSign Inc, Cl A *	2,100	88
Dolby Laboratories Inc, Cl A	3,700	255
Domo Inc, Cl B *	1,138	18
DXC Technology Co	16,917	1,232
Eastman Kodak Co *	1,792	4
Ebix Inc	3,034	174
EchoStar Corp, Cl A *	2,900	118
eGain Corp *	2,606	19
Electro Scientific Industries Inc *	4,051	117
Electronics For Imaging Inc *	5,527	168
Ellie Mae Inc *	4,326	287
Endurance International Group Holdings Inc *	9,172	91
Entegris Inc	17,936	476
Envestnet Inc *	5,518	287
EPAM Systems Inc *	3,100	370
ePlus Inc *	1,715	146
Euronet Worldwide Inc *	2,900	322
Everbridge Inc *	3,331	169

Adviser Managed Trust / Quarterly Report / October 31, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Everi Holdings Inc *	8,524	$61
EVERTEC Inc	7,747	202
Evo Payments Inc, Cl A *	2,037	48
Exela Technologies Inc *	5,550	34
ExlService Holdings Inc *	4,191	269
Extreme Networks Inc *	14,069	78
F5 Networks Inc *	3,700	649
Fair Isaac Corp *	1,700	328
FARO Technologies Inc *	2,085	105
Fidelity National Information Services Inc	19,700	2,051
Finisar Corp *	14,394	240
FireEye Inc *	11,600	215
First Data Corp, Cl A *	32,100	602
First Solar Inc *	4,900	205
Fiserv Inc *	24,192	1,918
Fitbit Inc, Cl A *	26,152	124
Five9 Inc *	7,108	280
FleetCor Technologies Inc *	5,213	1,043
FLIR Systems Inc	7,900	366
ForeScout Technologies Inc *	3,693	102
FormFactor Inc *	8,974	110
Fortinet Inc *	8,500	699
Fusion Connect Inc *	3,341	8
Gartner Inc *	5,300	782
Genpact Ltd	9,100	249
Global Payments Inc	9,500	1,085
GoDaddy Inc, Cl A *	9,500	695
GTT Communications Inc *	5,320	191
Guidewire Software Inc *	4,800	427
Hackett Group Inc/The	2,998	61
Harmonic Inc *	11,028	61
Hewlett Packard Enterprise Co	91,400	1,394
Hortonworks Inc *	8,703	155
HP Inc	97,000	2,342
HubSpot Inc *	4,574	620
I3 Verticals Inc, Cl A *	1,073	23
Ichor Holdings Ltd *	2,881	51
II-VI Inc *	7,893	294
Immersion Corp *	3,771	38
Imperva Inc *	4,336	240
Impinj Inc *	1,929	38
Infinera Corp *	18,911	105
Information Services Group Inc *	3,397	14
Inphi Corp *	5,464	175
Insight Enterprises Inc *	4,469	231
Instructure Inc *	3,967	148
Integrated Device Technology Inc *	16,194	758
Intel Corp	275,405	12,911
InterDigital Inc	4,346	308
Internap Corp *	2,343	20
International Business Machines Corp	54,830	6,329
Intuit Inc	14,500	3,060

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IPG Photonics Corp *	2,100	$280
Iteris Inc *	3,519	15
Itron Inc *	4,254	222
j2 Global Inc	5,923	431
Jabil Inc	10,100	250
Jack Henry & Associates Inc	4,500	674
Juniper Networks Inc	19,900	582
KEMET Corp	6,881	150
Keysight Technologies Inc *	11,000	628
Kimball Electronics Inc *	3,374	62
KLA-Tencor Corp	9,200	842
Knowles Corp *	11,048	179
Kopin Corp *	6,804	15
KVH Industries Inc *	1,684	21
Lam Research Corp	9,700	1,375
Lattice Semiconductor Corp *	14,904	90
Leidos Holdings Inc	8,601	557
Limelight Networks Inc *	13,357	54
Littelfuse Inc	1,400	254
LivePerson Inc *	7,149	162
LiveRamp Holdings Inc *	9,578	438
LogMeIn Inc	3,000	258
Lumentum Holdings Inc *	7,912	432
MACOM Technology Solutions Holdings Inc *	5,718	80
Majesco *	770	6
Manhattan Associates Inc *	3,900	186
ManTech International Corp/VA, Cl A	3,293	189
Marvell Technology Group Ltd	32,185	528
Mastercard Inc, Cl A	54,800	10,832
Maxim Integrated Products Inc	16,500	825
MAXIMUS Inc	7,964	517
MaxLinear Inc, Cl A *	8,044	156
Maxwell Technologies Inc *	4,868	14
Mesa Laboratories Inc	411	75
Methode Electronics Inc	4,549	135
Microchip Technology Inc	13,600	895
Micron Technology Inc *	68,800	2,595
Microsoft Corp	452,493	48,331
MicroStrategy Inc, Cl A *	1,212	153
MINDBODY Inc, Cl A *	5,345	170
Mitek Systems Inc *	4,081	37
MKS Instruments Inc	3,100	228
MobileIron Inc *	8,830	43
Model N Inc *	2,894	44
MoneyGram International Inc *	3,518	15
Monolithic Power Systems Inc	2,500	295
Monotype Imaging Holdings Inc	5,326	93
Motorola Solutions Inc	9,600	1,177
MTS Systems Corp	2,308	109
Nanometrics Inc *	2,672	86
Napco Security Technologies Inc *	1,648	23
National Instruments Corp	6,300	309

42	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NCR Corp *	6,900	$185
NeoPhotonics Corp *	4,370	35
NetApp Inc	15,700	1,232
NETGEAR Inc *	3,913	217
NetScout Systems Inc *	9,635	243
New Relic Inc *	5,601	500
NIC Inc	8,027	107
nLight Inc *	999	18
Novanta Inc *	4,105	239
Nuance Communications Inc *	17,200	299
Nutanix Inc, Cl A *	6,100	253
NVE Corp	574	49
NVIDIA Corp	34,700	7,316
Oclaro Inc *	21,436	176
Okta Inc, Cl A *	4,900	286
ON Semiconductor Corp *	25,500	434
OneSpan Inc *	4,067	60
Oracle Corp	167,388	8,175
OSI Systems Inc *	2,112	146
Palo Alto Networks Inc *	5,300	970
PAR Technology Corp *	1,295	23
Park City Group Inc *	1,440	12
Park Electrochemical Corp	2,525	45
Paychex Inc	19,100	1,251
Paycom Software Inc *	2,900	363
Paylocity Holding Corp *	3,645	240
PayPal Holdings Inc *	71,000	5,978
PC Connection Inc	1,392	46
PDF Solutions Inc *	3,220	26
Pegasystems Inc	2,200	118
Perficient Inc *	4,406	110
Perspecta Inc	18,118	444
PFSweb Inc *	2,390	17
Photronics Inc *	8,544	83
Plantronics Inc	4,204	248
Plexus Corp *	3,960	231
Pluralsight Inc, Cl A *	1,700	38
Power Integrations Inc	3,587	202
Presidio Inc	4,015	54
PRGX Global Inc *	3,161	27
Progress Software Corp	5,707	183
Proofpoint Inc *	2,900	264
PROS Holdings Inc *	3,993	131
PTC Inc *	7,000	577
Pure Storage Inc, Cl A *	9,500	192
Q2 Holdings Inc *	4,584	244
QAD Inc, Cl A	1,238	53
Qorvo Inc *	7,400	544
QUALCOMM Inc	88,500	5,566
Qualys Inc *	4,241	302
Quantenna Communications Inc *	4,417	79
Rambus Inc *	13,102	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rapid7 Inc *	4,591	$166
RealPage Inc *	4,300	228
Red Hat Inc *	10,500	1,802
Ribbon Communications Inc *	7,002	48
Rimini Street Inc *	1,620	12
RingCentral Inc, Cl A *	4,100	319
Rogers Corp *	2,299	283
Rudolph Technologies Inc *	3,805	79
Sabre Corp	15,500	382
SailPoint Technologies Holding Inc *	6,644	173
salesforce.com Inc *	42,100	5,778
Sanmina Corp *	8,504	215
ScanSource Inc *	3,092	120
Science Applications International Corp	5,360	373
SecureWorks Corp, Cl A *	1,298	21
Semtech Corp *	8,233	370
SendGrid Inc *	3,624	132
ServiceNow Inc *	10,400	1,883
ServiceSource International Inc *	9,542	13
ShotSpotter Inc *	820	32
Silicon Laboratories Inc *	5,428	443
Skyworks Solutions Inc	10,800	937
SMART Global Holdings Inc *	1,202	34
Splunk Inc *	8,500	849
SPS Commerce Inc *	2,145	200
Square Inc, Cl A *	17,000	1,249
SS&C Technologies Holdings Inc	12,500	640
SunPower Corp, Cl A *	8,193	49
Switch Inc, Cl A	2,300	20
Sykes Enterprises Inc *	5,050	155
Symantec Corp	36,800	668
Synaptics Inc *	4,314	162
SYNNEX Corp	5,180	402
Synopsys Inc *	8,900	797
Tableau Software Inc, Cl A *	4,200	448
Tech Data Corp *	4,843	342
Telaria Inc *	6,660	20
Telenav Inc *	3,493	15
Tenable Holdings Inc *	1,578	45
Teradata Corp *	7,300	266
Teradyne Inc	11,300	389
Texas Instruments Inc	58,500	5,431
TiVo Corp	15,383	169
Total System Services Inc	10,600	966
Trade Desk Inc/The, Cl A *	4,108	508
Travelport Worldwide Ltd	15,856	237
Trimble Inc *	14,700	550
TTEC Holdings Inc	1,704	42
TTM Technologies Inc *	11,785	138
Tucows Inc, Cl A *	1,184	59
Twilio Inc, Cl A *	4,100	308
Tyler Technologies Inc *	2,200	466

Adviser Managed Trust / Quarterly Report / October 31, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ubiquiti Networks Inc	1,100	$102
Ultimate Software Group Inc/The *	1,800	480
Ultra Clean Holdings Inc *	4,741	50
Unisys Corp *	6,548	121
Universal Display Corp	2,600	320
Upland Software Inc *	2,083	66
USA Technologies Inc *	6,627	38
Varonis Systems Inc *	3,478	212
Veeco Instruments Inc *	6,016	57
Verint Systems Inc *	8,058	368
VeriSign Inc *	6,300	898
Veritone Inc *	889	6
Versum Materials Inc	6,500	205
ViaSat Inc *	6,937	442
Viavi Solutions Inc *	28,451	328
VirnetX Holding Corp *	6,630	22
Virtusa Corp *	3,538	175
Visa Inc, Cl A	106,640	14,700
Vishay Intertechnology Inc	16,868	309
Vishay Precision Group Inc *	1,325	43
VMware Inc, Cl A *	4,200	594
Western Digital Corp	17,935	772
Western Union Co/The	26,600	480
WEX Inc *	2,500	440
Workday Inc, Cl A *	8,600	1,144
Workiva Inc, Cl A *	3,555	121
Worldpay Inc, Cl A *	17,846	1,639
Xerox Corp	13,400	373
Xilinx Inc	15,200	1,298
Xperi Corp	5,912	77
Yext Inc *	10,249	197
Zebra Technologies Corp, Cl A *	3,100	516
Zendesk Inc *	6,300	346
Zix Corp *	7,185	48
Zscaler Inc *	1,847	67

		346,688

Materials — 2.2%
Advanced Emissions Solutions Inc	2,611	26
AdvanSix Inc *	3,958	110
AgroFresh Solutions Inc *	4,311	25
Air Products & Chemicals Inc	13,100	2,022
AK Steel Holding Corp *	39,819	147
Albemarle Corp	6,500	645
Alcoa Corp *	10,855	380
Allegheny Technologies Inc *	15,854	410
American Vanguard Corp	3,488	56
AptarGroup Inc	3,800	387
Ardagh Group SA, Cl A	1,600	21
Ashland Global Holdings Inc	3,600	266
Avery Dennison Corp	5,200	472
Axalta Coating Systems Ltd *	12,500	309
Balchem Corp	4,056	380

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ball Corp	20,300	$909
Bemis Co Inc	5,100	233
Berry Global Group Inc *	7,700	336
Boise Cascade Co	4,881	150
Cabot Corp	3,700	180
Carpenter Technology Corp	5,890	257
Celanese Corp, Cl A	8,100	785
Century Aluminum Co *	6,292	50
CF Industries Holdings Inc	13,700	658
Chase Corp	904	97
Chemours Co/The	10,900	360
Clearwater Paper Corp *	1,991	48
Cleveland-Cliffs Inc	37,098	399
Coeur Mining Inc *	22,944	110
Commercial Metals Co	14,527	277
Compass Minerals International Inc	4,312	209
Crown Holdings Inc *	7,800	330
Domtar Corp	3,700	171
DowDuPont Inc	138,674	7,477
Eagle Materials Inc	2,900	214
Eastman Chemical Co	8,500	666
Ecolab Inc	15,200	2,328
Ferro Corp *	10,493	178
Ferroglobe Representation & Warranty Insurance Trust *(C)	6,943	–
Flotek Industries Inc *	6,131	11
FMC Corp	7,900	617
Forterra Inc *	2,070	9
Freeport-McMoRan Inc	86,000	1,002
FutureFuel Corp	3,046	50
GCP Applied Technologies Inc *	8,989	233
Gold Resource Corp	6,903	30
Graphic Packaging Holding Co	18,300	201
Greif Inc, Cl A	3,264	154
Greif Inc, Cl B	730	38
Hawkins Inc	1,183	40
Haynes International Inc	1,480	43
HB Fuller Co	6,422	286
Hecla Mining Co	55,879	134
Huntsman Corp	12,700	278
Ingevity Corp *	5,358	488
Innophos Holdings Inc	2,390	70
Innospec Inc	3,057	205
International Flavors & Fragrances Inc	6,000	868
International Paper Co	24,100	1,093
Intrepid Potash Inc *	11,881	47
Kaiser Aluminum Corp	2,080	198
KapStone Paper and Packaging Corp	11,123	389
KMG Chemicals Inc	1,877	141
Koppers Holdings Inc *	2,537	68
Kraton Corp *	3,920	108
Kronos Worldwide Inc	2,883	40

44	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Linde PLC	34,200	$5,659
Louisiana-Pacific Corp	17,903	390
LSB Industries Inc *	2,173	17
LyondellBasell Industries NV, Cl A	19,200	1,714
Marrone Bio Innovations Inc *	8,200	12
Martin Marietta Materials Inc	3,700	634
Materion Corp	2,522	143
Minerals Technologies Inc	4,417	242
Mosaic Co/The	21,000	650
Myers Industries Inc	4,022	64
Neenah Inc	2,122	171
NewMarket Corp	498	192
Newmont Mining Corp	31,900	986
Nucor Corp	19,000	1,123
Olin Corp	9,700	196
Olympic Steel Inc	967	18
OMNOVA Solutions Inc *	5,099	38
Owens-Illinois Inc	9,800	154
Packaging Corp of America	5,500	505
PH Glatfelter Co	5,428	97
Platform Specialty Products Corp *	13,000	141
PolyOne Corp	9,837	318
PPG Industries Inc	14,656	1,540
PQ Group Holdings Inc *	4,806	77
Quaker Chemical Corp	1,701	306
Ramaco Resources Inc *	932	7
Rayonier Advanced Materials Inc	6,015	74
Reliance Steel & Aluminum Co	4,200	331
Royal Gold Inc	3,900	299
RPM International Inc	7,700	471
Ryerson Holding Corp *	2,117	19
Schnitzer Steel Industries Inc, Cl A	3,328	90
Schweitzer-Mauduit International Inc	3,911	125
Scotts Miracle-Gro Co/The, Cl A	2,500	167
Sealed Air Corp	10,000	324
Sensient Technologies Corp	5,375	349
Sherwin-Williams Co/The	5,000	1,967
Silgan Holdings Inc	4,200	101
Sonoco Products Co	6,000	327
Southern Copper Corp	9,400	360
Steel Dynamics Inc	13,600	539
Stepan Co	2,560	211
Summit Materials Inc, Cl A *	13,967	189
SunCoke Energy Inc *	8,458	95
Synalloy Corp *	784	15
TimkenSteel Corp *	5,247	61
Trecora Resources *	2,771	30
Tredegar Corp	3,397	63
Tronox Ltd, Cl A	11,703	134
UFP Technologies Inc *	914	32
United States Lime & Minerals Inc	219	16
United States Steel Corp	10,300	273

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Stainless & Alloy Products Inc *	1,088	$21
US Concrete Inc *	2,092	68
Valhi Inc	3,479	7
Valvoline Inc	12,134	242
Verso Corp *	4,328	122
Vulcan Materials Co	7,700	779
Warrior Met Coal Inc	5,468	153
Westlake Chemical Corp	2,000	143
WestRock Co	15,100	649
Worthington Industries Inc	5,314	223
WR Grace & Co	4,000	259

		53,641

Real Estate — 2.9%
Acadia Realty Trust ‡	10,092	281
Agree Realty Corp ‡	3,781	217
Alexander & Baldwin Inc ‡	8,735	171
Alexander’s Inc ‡	275	87
Alexandria Real Estate Equities Inc ‡	6,300	770
American Assets Trust Inc ‡	4,867	187
American Campus Communities Inc ‡	8,000	316
American Homes 4 Rent, Cl A	15,800	333
American Tower Corp, Cl A ‡	26,100	4,067
Americold Realty Trust ‡	10,822	268
Apartment Investment & Management Co, Cl A ‡	9,200	396
Apple Hospitality REIT Inc ‡	13,200	213
Armada Hoffler Properties Inc ‡	6,294	94
Ashford Hospitality Trust Inc ‡	10,875	56
AvalonBay Communities Inc ‡	8,209	1,440
Bluerock Residential Growth REIT Inc, Cl A ‡	3,304	31
Boston Properties Inc ‡	9,200	1,111
Braemar Hotels & Resorts Inc ‡	3,501	37
Brandywine Realty Trust ‡	10,600	149
Brixmor Property Group Inc ‡	18,200	295
Brookfield Property REIT Inc, Cl A ‡	9,636	186
BRT Apartments Corp ‡	1,016	12
Camden Property Trust ‡	5,300	478
CareTrust REIT Inc ‡	10,230	181
CatchMark Timber Trust Inc, Cl A ‡	6,308	56
CBL & Associates Properties Inc ‡	21,713	72
CBRE Group Inc, Cl A *	18,800	757
Cedar Realty Trust Inc ‡	10,393	39
Chatham Lodging Trust ‡	5,630	110
Chesapeake Lodging Trust ‡	7,529	221
City Office REIT Inc ‡	4,489	49
Clipper Realty Inc ‡	1,949	26
Colony Capital Inc ‡	30,058	176
Columbia Property Trust Inc ‡	7,000	157
Community Healthcare Trust Inc ‡	2,127	63
Consolidated-Tomoka Land Co	444	26
CoreCivic Inc ‡	14,847	333
CorEnergy Infrastructure Trust Inc ‡	1,435	52

Adviser Managed Trust / Quarterly Report / October 31, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CorePoint Lodging Inc ‡	5,020	$82
CoreSite Realty Corp ‡	2,300	216
Corporate Office Properties Trust ‡	5,900	152
Cousins Properties Inc ‡	53,153	442
Crown Castle International Corp ‡	24,700	2,686
CubeSmart ‡	10,900	316
Cushman & Wakefield PLC *	5,694	93
CyrusOne Inc ‡	6,300	335
DiamondRock Hospitality Co ‡	26,290	275
Digital Realty Trust Inc ‡	12,243	1,264
Douglas Emmett Inc ‡	9,700	351
Duke Realty Corp ‡	20,900	576
Easterly Government Properties Inc ‡	7,590	138
EastGroup Properties Inc ‡	4,368	418
Empire State Realty Trust Inc, Cl A ‡	7,800	124
EPR Properties ‡	4,300	296
Equinix Inc ‡	4,700	1,780
Equity Commonwealth ‡	6,700	200
Equity LifeStyle Properties Inc ‡	4,900	464
Equity Residential ‡	21,400	1,390
Essential Properties Realty Trust Inc ‡	4,463	61
Essex Property Trust Inc ‡	3,900	978
Extra Space Storage Inc ‡	7,200	648
Farmland Partners Inc ‡	4,407	30
Federal Realty Investment Trust ‡	4,300	533
First Industrial Realty Trust Inc ‡	15,739	483
Forest City Realty Trust Inc, Cl A ‡	12,200	307
Forestar Group Inc *	1,440	26
Four Corners Property Trust Inc ‡	8,619	225
Franklin Street Properties Corp ‡	13,222	92
Front Yard Residential Corp ‡	6,136	57
FRP Holdings Inc *	895	43
Gaming and Leisure Properties Inc ‡	11,800	398
GEO Group Inc/The ‡	14,955	331
Getty Realty Corp ‡	4,016	108
Gladstone Commercial Corp ‡	3,461	66
Gladstone Land Corp ‡	2,039	26
Global Medical REIT Inc ‡	2,700	25
Global Net Lease Inc ‡	9,156	185
Government Properties Income Trust ‡	12,466	110
Griffin Industrial Realty Inc	101	4
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	6,377	132
HCP Inc ‡	27,600	760
Healthcare Realty Trust Inc ‡	15,676	437
Healthcare Trust of America Inc, Cl A ‡	11,900	313
Hersha Hospitality Trust, Cl A ‡	4,174	73
HFF Inc, Cl A	4,672	172
Highwoods Properties Inc ‡	6,000	256
Hospitality Properties Trust ‡	9,500	243
Host Hotels & Resorts Inc ‡	43,900	839
Howard Hughes Corp/The *	2,300	257

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hudson Pacific Properties Inc ‡	9,200	$279
Independence Realty Trust Inc ‡	11,136	110
Industrial Logistics Properties Trust ‡	2,444	53
InfraREIT Inc ‡	5,628	118
Innovative Industrial Properties Inc, Cl A ‡	680	28
Investors Real Estate Trust ‡	15,066	82
Invitation Homes Inc	17,900	392
Iron Mountain Inc ‡	16,500	505
iStar Inc ‡	8,041	84
JBG SMITH Properties ‡	5,900	221
Jernigan Capital Inc ‡	2,390	47
Jones Lang LaSalle Inc	2,700	357
Kennedy-Wilson Holdings Inc	15,649	297
Kilroy Realty Corp ‡	5,700	393
Kimco Realty Corp ‡	23,600	380
Kite Realty Group Trust ‡	10,487	166
Lamar Advertising Co, Cl A ‡	5,000	367
LaSalle Hotel Properties ‡	14,007	462
Lexington Realty Trust ‡	27,270	212
Liberty Property Trust ‡	8,600	360
Life Storage Inc ‡	2,700	254
LTC Properties Inc ‡	4,944	211
Macerich Co/The ‡	8,200	423
Mack-Cali Realty Corp ‡	11,480	233
Marcus & Millichap Inc *	2,528	88
Maui Land & Pineapple Co Inc *	1,010	11
MedEquities Realty Trust Inc ‡	3,560	29
Medical Properties Trust Inc ‡	21,300	317
Mid-America Apartment Communities Inc ‡	6,817	666
Monmouth Real Estate Investment Corp ‡	9,610	144
National Health Investors Inc ‡	5,121	376
National Retail Properties Inc	9,500	444
National Storage Affiliates Trust ‡	7,221	192
New Senior Investment Group Inc ‡	10,255	59
Newmark Group Inc, Cl A	2,990	29
NexPoint Residential Trust Inc ‡	2,150	77
NorthStar Realty Europe Corp ‡	5,375	72
Omega Healthcare Investors Inc ‡	11,300	377
One Liberty Properties Inc ‡	1,723	45
Outfront Media Inc ‡	8,300	147
Paramount Group Inc ‡	11,900	170
Park Hotels & Resorts Inc ‡	11,816	344
Pebblebrook Hotel Trust ‡	8,510	287
Pennsylvania Real Estate Investment Trust ‡	8,857	79
Physicians Realty Trust ‡	23,115	383
Piedmont Office Realty Trust Inc, Cl A ‡	16,020	289
PotlatchDeltic Corp ‡	7,559	274
Preferred Apartment Communities Inc, Cl A ‡	4,860	82
Prologis Inc ‡	37,310	2,405
PS Business Parks Inc ‡	2,515	328
Public Storage ‡	8,800	1,808
QTS Realty Trust Inc, Cl A ‡	6,367	244

46	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ramco-Gershenson Properties Trust ‡	9,780	$130
Rayonier Inc ‡	7,700	233
RE/MAX Holdings Inc, Cl A	2,183	82
Realogy Holdings Corp	8,200	156
Realty Income Corp ‡	17,300	1,043
Redfin Corp *	10,114	156
Regency Centers Corp ‡	8,970	568
Retail Opportunity Investments Corp ‡	13,883	244
Retail Properties of America Inc, Cl A ‡	12,000	147
Retail Value Inc *‡	840	24
Rexford Industrial Realty Inc ‡	11,384	361
RLJ Lodging Trust ‡	21,988	427
RMR Group Inc/The	909	69
Ryman Hospitality Properties Inc ‡	5,655	439
Sabra Health Care REIT Inc ‡	22,452	486
Safety Income & Growth Inc ‡	682	12
Saul Centers Inc ‡	1,507	72
SBA Communications Corp, Cl A *‡	6,800	1,103
Select Income ‡	11,008	208
Senior Housing Properties Trust ‡	13,400	215
Seritage Growth Properties ‡	4,089	155
Simon Property Group Inc ‡	18,374	3,372
SITE Centers Corp ‡	8,400	104
SL Green Realty Corp	5,100	465
Spirit MTA REIT ‡	5,819	62
Spirit Realty Capital ‡	27,300	214
St Joe Co/The *	4,039	61
STAG Industrial Inc ‡	13,175	349
STORE Capital Corp ‡	11,200	325
Stratus Properties Inc *	681	20
Summit Hotel Properties Inc ‡	13,015	150
Sun Communities Inc ‡	5,000	502
Sunstone Hotel Investors Inc ‡	28,576	414
Tanger Factory Outlet Centers Inc ‡	11,529	257
Taubman Centers Inc ‡	3,600	198
Tejon Ranch Co *	2,734	52
Terreno Realty Corp ‡	7,302	273
Tier REIT Inc ‡	6,469	140
Transcontinental Realty Investors Inc *	243	8
Trinity Place Holdings Inc *	2,205	12
UDR Inc ‡	16,000	627
UMH Properties Inc ‡	3,881	56
Uniti Group Inc ‡	9,200	176
Universal Health Realty Income Trust ‡	1,652	106
Urban Edge Properties ‡	13,684	280
Urstadt Biddle Properties Inc, Cl A ‡	3,756	75
Ventas Inc ‡	21,300	1,236
VEREIT Inc ‡	56,400	413
VICI Properties Inc ‡	22,300	481
Vornado Realty Trust ‡	10,100	688
Washington Prime Group Inc ‡	23,003	147
Washington Real Estate Investment Trust ‡	9,836	274

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weingarten Realty Investors ‡	7,100	$200
Welltower Inc ‡	22,000	1,454
Weyerhaeuser Co ‡	45,100	1,201
Whitestone REIT, Cl B ‡	4,519	61
WP Carey Inc ‡	6,200	409
Xenia Hotels & Resorts Inc ‡	14,276	293

		70,614

Utilities — 2.2%
AES Corp/VA	39,100	570
ALLETE Inc	6,494	481
Alliant Energy Corp	13,900	597
Ameren Corp	14,600	943
American Electric Power Co Inc	29,500	2,164
American States Water Co	4,601	282
American Water Works Co Inc	10,800	956
Aqua America Inc	10,800	351
AquaVenture Holdings Ltd *	1,590	27
Artesian Resources Corp, Cl A	1,067	39
Atmos Energy Corp	6,500	605
Avangrid Inc	3,600	169
Avista Corp	8,290	426
Black Hills Corp	6,761	402
Cadiz Inc *	2,451	27
California Water Service Group	6,057	254
CenterPoint Energy Inc	29,500	797
Chesapeake Utilities Corp	2,006	159
Clearway Energy Inc, Cl A	4,245	83
Clearway Energy Inc, Cl C	8,882	174
CMS Energy Corp	16,900	837
Connecticut Water Service Inc	1,485	103
Consolidated Edison Inc	18,500	1,406
Consolidated Water Co Ltd	1,582	20
Dominion Energy Inc	38,900	2,778
DTE Energy Co	10,800	1,214
Duke Energy Corp	42,400	3,504
Edison International	19,000	1,318
El Paso Electric Co	5,074	290
Entergy Corp	10,800	907
Evergy Inc	16,216	908
Eversource Energy	18,700	1,183
Exelon Corp	57,500	2,519
FirstEnergy Corp	29,100	1,085
Global Water Resources Inc	935	10
Hawaiian Electric Industries Inc	6,400	239
IDACORP Inc	6,371	594
MDU Resources Group Inc	11,700	292
MGE Energy Inc	4,373	273
Middlesex Water Co	1,923	87
National Fuel Gas Co	4,700	255
New Jersey Resources Corp	10,995	496
NextEra Energy Inc	28,100	4,847
NiSource Inc	21,200	538

Adviser Managed Trust / Quarterly Report / October 31, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northwest Natural Holding Co	3,627	$235
NorthWestern Corp	6,340	373
NRG Energy Inc	18,300	662
OGE Energy Corp	11,700	423
ONE Gas Inc	6,583	520
Ormat Technologies Inc	4,988	255
Otter Tail Corp	4,972	224
Pattern Energy Group Inc, Cl A	10,221	183
PG&E Corp	30,900	1,446
Pinnacle West Capital Corp	6,700	551
PNM Resources Inc	10,069	387
Portland General Electric Co	11,300	509
PPL Corp	41,700	1,268
Public Service Enterprise Group Inc	30,100	1,608
Pure Cycle Corp *	2,578	26
RGC Resources Inc	956	27
SCANA Corp	8,300	332
Sempra Energy	16,300	1,795
SJW Group	2,179	132
South Jersey Industries Inc	10,677	315
Southern Co/The	60,400	2,720
Southwest Gas Holdings Inc	6,113	472
Spark Energy Inc, Cl A	1,050	8
Spire Inc	6,222	452
TerraForm Power Inc, Cl A	9,456	107
UGI Corp	10,100	536
Unitil Corp	1,836	87
Vectren Corp	5,000	358
Vistra Energy Corp *	24,600	557
WEC Energy Group Inc	18,900	1,293
Xcel Energy Inc	30,300	1,485
York Water Co/The	1,587	49

		54,604

		1,760,080

Total Common Stock (Cost $2,011,030) ($ Thousands)		2,414,189

EXCHANGE TRADED FUNDS — 0.5%
United States — 0.5%
iShares MSCI India ETF	380,464	11,486
iShares MSCI Taiwan ETF	16,500	547
SPDR S&P 500 ETF Trust	752	203

Total Exchange Traded Funds (Cost $11,003) ($ Thousands)		12,236

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.5%
Brazil — 0.3%
Banco Bradesco SA	159,162	$1,461
Braskem SA	8,900	125
Centrais Eletricas Brasileiras SA *	17,900	127
Cia Brasileira de Distribuicao	7,800	163
Cia Energetica de Minas Gerais	42,988	128
Gerdau SA	50,100	218
Itau Unibanco Holding SA	155,000	2,051
Itausa - Investimentos Itau SA	211,096	636
Lojas Americanas SA	35,469	178
Petroleo Brasileiro SA	188,200	1,399
Telefonica Brasil SA	21,200	246

		6,732

Chile — 0.0%
Embotelladora Andina SA	13,317	46
Sociedad Quimica y Minera de Chile SA, Cl B	5,611	242

		288

Colombia — 0.0%
Bancolombia SA	19,672	181
Grupo Aval Acciones y Valores SA	185,117	66
Grupo de Inversiones Suramericana SA	5,014	47

		294

Germany — 0.1%
Bayerische Motoren Werke AG	1,751	132
FUCHS PETROLUB SE	2,413	112
Henkel AG & Co KGaA	5,758	630
Porsche Automobil Holding SE	4,867	310
Sartorius AG	1,153	167
Schaeffler AG	4,809	51
Volkswagen AG	6,167	1,040

		2,442

South Korea — 0.1%
Amorepacific Corp	630	50
Hyundai Motor Co	3,031	184
LG Chem Ltd	400	70
LG Household & Health Care Ltd	130	83
Samsung Electronics Co Ltd	38,758	1,216

		1,603

Total Preferred Stock (Cost $8,281) ($ Thousands)		11,359

	Number of Rights

RIGHTS — 0.0%

Chile — 0.0%
Banco de Credito e Inversiones SA, Expires 12/03/2018 *	150	–

48	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
SACI Falabella, Expires 11/21/2018*	1,131	$–

		–

Spain — 0.0%
Banco Santander SA*#	528,926	21

Taiwan — 0.0%
Evergreen Marine, Expires 11/23/2018 *	5,863	–
Taishin Financial Holding, Expires 11/26/2018*	8,948	1

		1

United States — 0.0%
Media General *# (C)	12,275	–
Newstar Financial *# (C)	3,841	2
Schulman *#	3,397	7
Tobira Therapeutics, Expires 12/31/2028 * (C)	970	–

		9

Total Rights (Cost $—) ($ Thousands)		31

	Number of Warrants

WARRANTS — 0.0%

Thailand — 0.0%
BTS Group Holdings, Expires 08/01/19 *	30,678	–

Total Warrants (Cost $—) ($ Thousands)		–

Total Investments — 98.7% (Cost $2,030,314) ($ Thousands)		$2,437,815

Adviser Managed Trust / Quarterly Report / October 31, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Equity Fund (Continued)

A list of the open futures contracts held by the Fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
MSCI EAFE Index E-MINI	126	Dec-2018	$11,933	$11,419	$(514)
MSCI Emerging Markets	84	Dec-2018	4,272	4,018	(254)
Russell 2000 Index E-MINI	68	Dec-2018	5,847	5,141	(706)
S&P 500 Index E-MINI	72	Dec-2018	10,421	9,760	(661)
S&P Mid Cap 400 Index E-MINI	5	Dec-2018	1,018	912	(106)

			$33,491	$31,250	$(2,241)

Percentages are based on a Net Assets of $2,470,563 ($ Thousands).
*	Non-income producing security.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
#	Expiration date unavailable.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2018, the value of these securities amounted to $4,495 ($ Thousands), representing 0.18% of the Net Assets of the Fund.

(B)	Security is a Master Limited Partnership. At October 31, 2018, such securities amounted to $274 ($ Thousands), or 0.01% of Net Assets (See Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

The following is a list of inputs used as of October 31, 2018 in valuing the investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$2,413,786	$403	$–	$2,414,189
Exchange Traded Funds	12,236	–	–	12,236
Preferred Stock	11,309	50	–	11,359
Rights	29	–	2	31
Warrants	–	–	–	–

Total Investments in Securities	$2,437,360	$453	$2	$2,437,815

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(2,241)	$—	$—	$(2,241)

Total Other Financial Instruments	$(2,241)	$—	$—	$(2,241)

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized depreciation on the instruments.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended October 31, 2018 ($ Thousands):

Security Description	Value 7/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 10/31/2018	Dividend Income
SEI Investments	$462	$–	$–	$–	$(50)	$412	$–

Totals	$462	$–	$–	$–	$(50)	$412	$–

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

50	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.2%

Communication Services — 3.0%
21st Century Fox America
6.650%, 11/15/2037	$100	$127
6.150%, 02/15/2041	50	61
4.500%, 02/15/2021	100	102
3.000%, 09/15/2022	100	97
Acosta
7.750%, 10/01/2022 (A)	130	43
Activision Blizzard
3.400%, 09/15/2026	50	47
2.300%, 09/15/2021	30	29
Alphabet
3.625%, 05/19/2021	100	101
1.998%, 08/15/2026	50	44
Altice Financing
7.500%, 05/15/2026 (A)	425	399
6.625%, 02/15/2023 (A)	100	99
Altice France
8.125%, 02/01/2027 (A)	200	198
7.375%, 05/01/2026 (A)	450	431
6.250%, 05/15/2024 (A)	225	215
Altice Luxembourg
7.750%, 05/15/2022 (A)	150	140
7.625%, 02/15/2025 (A)	250	213
Altice US Finance I
5.500%, 05/15/2026 (A)	78	76
5.375%, 07/15/2023 (A)	150	150
AMC Entertainment Holdings
5.750%, 06/15/2025	38	35
AMC Networks
5.000%, 04/01/2024	50	48
4.750%, 08/01/2025	105	97
America Movil
6.375%, 03/01/2035	100	115
6.125%, 03/30/2040	100	114
5.000%, 03/30/2020	50	51
AT&T
6.000%, 08/15/2040	100	102
5.700%, 03/01/2057	250	240
5.650%, 02/15/2047	50	49
5.450%, 03/01/2047	100	95
5.250%, 03/01/2037	50	48
5.150%, 03/15/2042	150	138
5.150%, 02/15/2050 (A)	200	179
4.900%, 08/15/2037 (A)	200	183
4.750%, 05/15/2046	235	203
4.500%, 05/15/2035	250	226
4.350%, 06/15/2045	100	82
4.250%, 03/01/2027	150	145
4.100%, 02/15/2028 (A)	116	110
3.950%, 01/15/2025	100	97
3.900%, 03/11/2024	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 03/01/2024	$50	$49
3.400%, 05/15/2025	150	141
3.200%, 03/01/2022	265	260
Baidu
4.375%, 03/29/2028	100	97
Bell Canada
4.464%, 04/01/2048	15	14
Block Communications
6.875%, 02/15/2025 (A)	50	51
British Telecommunications
9.625%, 12/15/2030	150	209
CB TMobile
0.000%, 03/01/2023	200	–
0.000%, 01/15/2024	150	–
0.000%, 03/01/2025	535	–
0.000%, 01/15/2026	610	–
CBS
5.500%, 05/15/2033	75	77
4.000%, 01/15/2026	35	34
3.500%, 01/15/2025	100	94
CCO Holdings
5.875%, 04/01/2024 (A)	417	421
5.750%, 02/15/2026 (A)	200	198
5.500%, 05/01/2026 (A)	300	293
5.125%, 05/01/2027 (A)	265	249
5.000%, 02/01/2028 (A)	279	260
4.000%, 03/01/2023 (A)	43	41
CenturyLink
7.500%, 04/01/2024	100	105
Cequel Communications Holdings I
7.500%, 04/01/2028 (A)	400	415
Charter Communications Operating
6.834%, 10/23/2055	35	36
6.484%, 10/23/2045	165	167
6.384%, 10/23/2035	50	52
5.750%, 04/01/2048	50	47
5.375%, 04/01/2038	100	92
5.375%, 05/01/2047	35	31
4.908%, 07/23/2025	150	151
4.464%, 07/23/2022	50	51
3.750%, 02/15/2028	100	91
3.579%, 07/23/2020	55	55
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	121
Comcast
4.950%, 10/15/2058	25	24
4.700%, 10/15/2048	40	39
4.600%, 10/15/2038	55	54
4.600%, 08/15/2045	100	96
4.400%, 08/15/2035	50	47
4.250%, 10/15/2030	25	25
4.250%, 01/15/2033	100	97

Adviser Managed Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 10/15/2028	$70	$69
3.900%, 03/01/2038	100	89
3.700%, 04/15/2024	55	55
3.450%, 10/01/2021	65	65
3.400%, 07/15/2046	100	79
3.375%, 02/15/2025	150	145
3.375%, 08/15/2025	65	63
3.300%, 02/01/2027	100	94
3.200%, 07/15/2036	100	82
2.750%, 03/01/2023	100	96
Consolidated Communications
6.500%, 10/01/2022	100	92
Deutsche Telekom International Finance
8.750%, 06/15/2030	200	266
Discovery Communications
6.350%, 06/01/2040	100	106
5.200%, 09/20/2047	60	56
3.950%, 03/20/2028	60	56
3.800%, 03/13/2024	100	97
2.750%, 11/15/2019 (A)	100	99
DISH DBS
5.875%, 11/15/2024	360	306
Electronic Arts
4.800%, 03/01/2026	50	52
3.700%, 03/01/2021	50	50
Frontier Communications
11.000%, 09/15/2025	370	271
10.500%, 09/15/2022	210	175
8.500%, 04/01/2026 (A)	145	135
6.875%, 01/15/2025	100	56
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	60	65
Gray Television
5.875%, 07/15/2026 (A)	125	120
5.125%, 10/15/2024 (A)	100	95
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	98
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	95	91
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	60	63
8.500%, 10/15/2024 (A)	295	290
8.000%, 02/15/2024 (A)	200	209
Koninklijke
8.375%, 10/01/2030	50	64
Level 3 Financing
6.125%, 01/15/2021	5	5
5.375%, 08/15/2022	100	100
5.375%, 01/15/2024	40	40
5.375%, 05/01/2025	50	49
5.250%, 03/15/2026	100	96
5.125%, 05/01/2023	250	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Level 3 Parent
5.750%, 12/01/2022	$100	$100
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	110
Midcontinent Communications
6.875%, 08/15/2023 (A)	75	78
NBCUniversal Media
5.950%, 04/01/2041	100	112
5.150%, 04/30/2020	50	51
Netflix
6.375%, 05/15/2029 (A)	250	251
5.875%, 02/15/2025	138	140
5.875%, 11/15/2028 (A)	320	315
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	182	174
Nokia
4.375%, 06/12/2027	25	23
3.375%, 06/12/2022	120	115
Omnicom Group
3.625%, 05/01/2022	100	99
3.600%, 04/15/2026	100	94
Orange
9.000%, 03/01/2031	100	138
5.500%, 02/06/2044	25	27
1.625%, 11/03/2019	100	98
Rogers Communications
5.000%, 03/15/2044	100	101
4.300%, 02/15/2048	40	37
2.900%, 11/15/2026	100	91
Sable International Finance
6.875%, 08/01/2022 (A)	200	209
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	204
5.375%, 07/15/2026 (A)	157	154
5.000%, 08/01/2027 (A)	260	244
Sprint
7.875%, 09/15/2023	400	427
7.625%, 02/15/2025	200	208
7.625%, 03/01/2026	185	192
7.125%, 06/15/2024	250	256
Telecom Italia
5.303%, 05/30/2024 (A)	200	188
Telefonica Emisiones
7.045%, 06/20/2036	100	116
5.134%, 04/27/2020	100	102
4.895%, 03/06/2048	150	134
4.665%, 03/06/2038	150	135
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	200	186
Telesat Canada
8.875%, 11/15/2024 (A)	120	128

2	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TELUS
4.600%, 11/16/2048	$25	$24
T-Mobile
6.500%, 01/15/2026	150	158
6.375%, 03/01/2025	300	309
T-Mobile USA
6.500%, 01/15/2024	150	155
6.000%, 03/01/2023	200	205
5.375%, 04/15/2027	100	98
4.500%, 02/01/2026	160	150
Tribune Media
5.875%, 07/15/2022	200	202
Verizon Communications
4.812%, 03/15/2039	100	97
4.522%, 09/15/2048	153	140
4.500%, 08/10/2033	100	97
4.329%, 09/21/2028	256	253
4.125%, 08/15/2046	50	43
3.376%, 02/15/2025	400	386
3.125%, 03/16/2022	200	197
2.625%, 08/15/2026	150	135
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	106	101
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/2057	80	77
5.850%, 09/01/2043	100	99
4.250%, 09/01/2023	125	125
Videotron
5.375%, 06/15/2024 (A)	100	100
5.125%, 04/15/2027 (A)	100	95
Virgin Media Secured Finance
5.250%, 01/15/2026 (A)	250	233
Vodafone Group
6.150%, 02/27/2037	200	211
5.250%, 05/30/2048	75	71
5.000%, 05/30/2038	40	38
4.375%, 05/30/2028	70	67
4.125%, 05/30/2025	25	24
3.750%, 01/16/2024	45	44
2.950%, 02/19/2023	100	96
Walt Disney
3.000%, 02/13/2026	100	95
Walt Disney MTN
4.125%, 06/01/2044	125	119
3.000%, 07/30/2046	50	39
2.350%, 12/01/2022	50	48
2.300%, 02/12/2021	100	98
1.800%, 06/05/2020	150	147
Wind Tre
5.000%, 01/20/2026 (A)	200	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Windstream Services
9.000%, 06/30/2025 (A)	$87	$62
8.625%, 10/31/2025 (A)	125	117
WTT Investment
5.500%, 11/21/2022 (A)	200	198
Zayo Group
6.375%, 05/15/2025	200	204
6.000%, 04/01/2023	70	71
5.750%, 01/15/2027 (A)	75	74
Ziggo BV
6.000%, 01/15/2027 (A)	200	178
5.500%, 01/15/2027 (A)	150	138

		24,424

Consumer Discretionary — 2.9%
1011778 BC ULC
5.000%, 10/15/2025 (A)	300	281
4.625%, 01/15/2022 (A)	100	99
4.250%, 05/15/2024 (A)	150	141
24 Hour Fitness Worldwide
8.000%, 06/01/2022 (A)	75	74
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	172
Advance Auto Parts
4.500%, 12/01/2023	100	102
Albertsons
5.750%, 03/15/2025	265	233
Alibaba Group Holding
4.200%, 12/06/2047	60	52
3.600%, 11/28/2024	100	98
3.400%, 12/06/2027	100	91
Amazon.com
5.200%, 12/03/2025	50	54
4.950%, 12/05/2044	100	107
4.800%, 12/05/2034	100	105
4.250%, 08/22/2057	70	66
4.050%, 08/22/2047	70	65
3.875%, 08/22/2037	45	43
3.150%, 08/22/2027	150	141
2.800%, 08/22/2024	225	215
2.500%, 11/29/2022	100	96
2.400%, 02/22/2023	50	48
1.900%, 08/21/2020	30	29
American Axle & Manufacturing
6.250%, 04/01/2025	30	28
American Honda Finance MTN
3.500%, 02/15/2028	50	48
2.900%, 02/16/2024	50	48
2.000%, 02/14/2020	50	49
1.700%, 09/09/2021	150	144
American Tire Distributors
10.250%, 03/01/2022 (A)(B)	160	27

Adviser Managed Trust / Quarterly Report / October 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aptiv
3.150%, 11/19/2020	$100	$99
APX Group
7.875%, 12/01/2022	58	58
Aramark Services
5.125%, 01/15/2024	83	83
5.000%, 04/01/2025 (A)	100	98
5.000%, 02/01/2028 (A)	60	57
Asbury Automotive Group
6.000%, 12/15/2024	50	49
AutoNation
4.500%, 10/01/2025	100	98
AutoZone
3.750%, 06/01/2027	100	95
3.700%, 04/15/2022	80	80
BAT Capital
4.540%, 08/15/2047 (A)	60	52
4.390%, 08/15/2037 (A)	70	62
3.557%, 08/15/2027 (A)	50	46
3.222%, 08/15/2024 (A)	100	94
2.764%, 08/15/2022 (A)	100	96
2.297%, 08/14/2020 (A)	100	98
Beazer Homes USA
8.750%, 03/15/2022	105	106
Best Buy
4.450%, 10/01/2028	50	48
Block Financial
4.125%, 10/01/2020	100	101
Board of Trustees of The Leland Stanford Junior University
3.647%, 05/01/2048	25	23
Booking Holdings
3.600%, 06/01/2026	50	47
3.550%, 03/15/2028	50	47
2.750%, 03/15/2023	50	48
BorgWarner
4.375%, 03/15/2045	50	45
3.375%, 03/15/2025	100	96
Boyd Gaming
6.875%, 05/15/2023	62	64
6.375%, 04/01/2026	100	99
6.000%, 08/15/2026	100	97
Caesars Resort Collection
5.250%, 10/15/2025 (A)	94	87
Cedar Fair
5.375%, 04/15/2027	110	105
Cengage Learning
9.500%, 06/15/2024 (A)	111	95
Churchill Downs
4.750%, 01/15/2028 (A)	94	86
Council of Europe Development Bank
2.625%, 02/13/2023	120	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.750%, 11/14/2019	$50	$49
1.625%, 03/10/2020	100	98
CSC Holdings
10.875%, 10/15/2025 (A)	103	119
10.125%, 01/15/2023 (A)	300	326
6.625%, 10/15/2025 (A)	250	262
5.500%, 04/15/2027 (A)	85	82
Daimler Finance North America
8.500%, 01/18/2031	50	68
Darden Restaurants
4.550%, 02/15/2048	15	13
3.850%, 05/01/2027	30	29
Delphi Technologies
5.000%, 10/01/2025 (A)	105	95
Diamond Resorts International
10.750%, 09/01/2024 (A)	75	73
7.750%, 09/01/2023 (A)	145	149
Dollar General
3.250%, 04/15/2023	100	97
Dollar Tree
4.200%, 05/15/2028	45	43
4.000%, 05/15/2025	100	96
3.700%, 05/15/2023	45	44
DR Horton
4.000%, 02/15/2020	55	55
eBay
3.450%, 08/01/2024	50	48
2.600%, 07/15/2022	100	96
Eldorado Resorts
6.000%, 04/01/2025	100	99
6.000%, 09/15/2026 (A)	25	24
ESH Hospitality
5.250%, 05/01/2025 (A)	100	95
Expedia Group
5.000%, 02/15/2026	100	101
4.500%, 08/15/2024	50	49
Fiat Chrysler Automobiles
5.250%, 04/15/2023	200	199
Ford Motor
7.450%, 07/16/2031	100	105
5.291%, 12/08/2046	50	42
4.750%, 01/15/2043	125	99
Ford Motor Credit
5.875%, 08/02/2021	100	103
2.979%, 08/03/2022	100	94
2.681%, 01/09/2020	100	99
Garda World Security
8.750%, 05/15/2025 (A)	110	103
General Motors
6.600%, 04/01/2036	100	102
5.400%, 04/01/2048	50	44
5.150%, 04/01/2038	30	26

4	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 04/01/2035	$50	$44
4.200%, 10/01/2027	50	46
General Motors Financial
4.350%, 04/09/2025	75	72
4.350%, 01/17/2027	70	65
4.000%, 10/06/2026	50	46
3.950%, 04/13/2024	50	48
3.700%, 05/09/2023	35	34
3.550%, 04/09/2021	60	59
3.500%, 11/07/2024	100	93
3.450%, 01/14/2022	100	98
3.450%, 04/10/2022	50	49
3.200%, 07/13/2020	100	99
3.200%, 07/06/2021	50	49
3.150%, 06/30/2022	70	67
2.450%, 11/06/2020	100	97
George Washington University
4.868%, 09/15/2045	50	53
Golden Nugget
8.750%, 10/01/2025 (A)	105	108
6.750%, 10/15/2024 (A)	75	75
Goodyear Tire & Rubber
4.875%, 03/15/2027	255	227
Group 1 Automotive
5.000%, 06/01/2022	100	98
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	65	63
Hanesbrands
4.625%, 05/15/2024 (A)	176	169
Hasbro
3.500%, 09/15/2027	60	55
HD Supply
5.375%, 10/15/2026 (A)	100	96
Hilton Domestic Operating
4.250%, 09/01/2024	170	163
Hilton Worldwide Finance
4.625%, 04/01/2025	120	116
Home Depot
4.400%, 04/01/2021	100	102
4.400%, 03/15/2045	50	49
3.900%, 06/15/2047	50	45
3.500%, 09/15/2056	100	81
3.000%, 04/01/2026	100	95
2.625%, 06/01/2022	150	146
2.000%, 04/01/2021	50	49
1.800%, 06/05/2020	71	70
IHO Verwaltungs GmbH
4.500% cash/0% PIK, 09/15/2023 (A)	250	233
International Game Technology
6.250%, 02/15/2022 (A)	100	103
6.250%, 01/15/2027 (A)	250	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jack Ohio Finance
6.750%, 11/15/2021 (A)	$115	$118
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	152
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	125	99
4.250%, 11/15/2019 (A)	50	50
JBS Investments GmbH
7.250%, 04/03/2024 (A)	200	202
JC Penney
5.875%, 07/01/2023 (A)	50	43
KFC Holding
5.250%, 06/01/2026 (A)	92	90
4.750%, 06/01/2027 (A)	125	118
L Brands
5.625%, 10/15/2023	50	49
Laureate Education
8.250%, 05/01/2025 (A)	90	96
Lear
5.250%, 01/15/2025	70	72
3.800%, 09/15/2027	100	91
Leggett & Platt
3.500%, 11/15/2027	50	46
Lennar
4.750%, 04/01/2021	100	100
4.750%, 05/30/2025	100	95
4.750%, 11/29/2027	188	176
Lowe’s
4.625%, 04/15/2020	100	102
4.250%, 09/15/2044	50	47
3.700%, 04/15/2046	150	129
3.375%, 09/15/2025	100	97
3.125%, 09/15/2024	100	97
Macy’s Retail Holdings
4.500%, 12/15/2034	100	80
3.450%, 01/15/2021	50	49
2.875%, 02/15/2023	125	117
Magna International
3.625%, 06/15/2024	100	98
Marriott International
3.125%, 10/15/2021	100	98
3.125%, 06/15/2026	50	46
2.300%, 01/15/2022	50	48
Marriott Ownership Resorts
6.500%, 09/15/2026 (A)	80	81
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	123
Mattamy Group
6.500%, 10/01/2025 (A)	75	71
Mattel
6.750%, 12/31/2025 (A)	100	96

Adviser Managed Trust / Quarterly Report / October 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McDonald’s MTN
6.300%, 10/15/2037	$50	$59
4.875%, 12/09/2045	125	125
4.700%, 12/09/2035	175	176
4.450%, 03/01/2047	25	23
3.800%, 04/01/2028	50	49
3.700%, 01/30/2026	30	29
3.350%, 04/01/2023	30	29
2.750%, 12/09/2020	120	119
MDC Partners
6.500%, 05/01/2024 (A)	150	123
MGM Resorts International
5.750%, 06/15/2025	240	233
Michaels Stores
5.875%, 12/15/2020 (A)	100	100
NCL
4.750%, 12/15/2021 (A)	72	72
Newell Brands
5.500%, 04/01/2046	100	86
5.375%, 04/01/2036	30	27
4.200%, 04/01/2026	50	46
3.850%, 04/01/2023	60	58
3.150%, 04/01/2021	50	49
Newell Rubbermaid
4.000%, 12/01/2024	100	95
NIKE
3.875%, 11/01/2045	100	92
Nordstrom
5.000%, 01/15/2044	100	89
4.000%, 03/15/2027	100	96
Northwestern University
3.662%, 12/01/2057	25	23
O’Reilly Automotive
4.350%, 06/01/2028	50	49
3.600%, 09/01/2027	100	94
3.550%, 03/15/2026	50	47
Party City Holdings
6.625%, 08/01/2026 (A)	70	68
Penske Automotive Group
5.500%, 05/15/2026	105	100
PetSmart
8.875%, 06/01/2025 (A)	85	59
7.125%, 03/15/2023 (A)	158	110
5.875%, 06/01/2025 (A)	120	94
President & Fellows of Harvard College
3.150%, 07/15/2046	100	85
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	171	181
PulteGroup
5.000%, 01/15/2027	107	99
4.250%, 03/01/2021	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QVC
4.450%, 02/15/2025	$100	$95
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	150	146
6.250%, 05/15/2026 (A)	140	139
RELX Capital
3.500%, 03/16/2023	60	59
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	25
Sabre
5.375%, 04/15/2023 (A)	35	35
5.250%, 11/15/2023 (A)	145	143
Sally Holdings
5.625%, 12/01/2025	75	70
Scientific Games International
10.000%, 12/01/2022	200	209
5.000%, 10/15/2025 (A)	100	93
Service International
5.375%, 05/15/2024	150	152
ServiceMaster
5.125%, 11/15/2024 (A)	130	125
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	110	119
Simmons Foods
5.750%, 11/01/2024 (A)	74	54
Six Flags Entertainment
5.500%, 04/15/2027 (A)	75	71
Staples
8.500%, 09/15/2025 (A)	155	140
Starbucks
4.500%, 11/15/2048	30	28
4.000%, 11/15/2028	50	49
3.800%, 08/15/2025	50	48
3.500%, 03/01/2028	50	47
3.100%, 03/01/2023	50	49
2.700%, 06/15/2022	50	48
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	75	76
Station Casinos
5.000%, 10/01/2025 (A)	134	124
Studio City
7.250%, 11/30/2021 (A)	200	205
Summit Materials
6.125%, 07/15/2023	50	48
Tapestry
4.125%, 07/15/2027	50	47
Target
3.900%, 11/15/2047	100	90
3.500%, 07/01/2024	50	50
Tempur Sealy International
5.500%, 06/15/2026	64	59

6	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tenneco
5.000%, 07/15/2026	$105	$87
Tesla
5.300%, 08/15/2025 (A)	144	128
Time Warner Cable
6.550%, 05/01/2037	100	104
5.875%, 11/15/2040	100	95
5.000%, 02/01/2020	50	51
4.500%, 09/15/2042	100	80
TJX
2.250%, 09/15/2026	150	134
Toyota Motor Credit MTN
3.400%, 04/14/2025	100	98
3.300%, 01/12/2022	100	100
2.950%, 04/13/2021	50	50
2.900%, 04/17/2024	50	48
2.800%, 07/13/2022	50	49
2.600%, 01/11/2022	100	97
2.250%, 10/18/2023	50	47
1.900%, 04/08/2021	50	48
Under Armour
3.250%, 06/15/2026	100	88
University of Notre Dame du Lac
3.394%, 02/15/2048	100	89
University of Southern California
3.028%, 10/01/2039	150	130
Univision Communications
6.750%, 09/15/2022 (A)	48	49
5.125%, 02/15/2025 (A)	97	89
Verscend Escrow
9.750%, 08/15/2026 (A)	135	135
Viking Cruises
5.875%, 09/15/2027 (A)	34	32
VOC Escrow
5.000%, 02/15/2028 (A)	100	94
Warner Media
6.250%, 03/29/2041	150	159
6.200%, 03/15/2040	275	285
3.550%, 06/01/2024	100	97
2.950%, 07/15/2026	85	75
Whirlpool
3.700%, 05/01/2025	50	48
WPP Finance
3.750%, 09/19/2024	100	95
Wyndham Hotels & Resorts
5.375%, 04/15/2026 (A)	85	82
Wynn Las Vegas
5.250%, 05/15/2027 (A)	255	231
Wynn Macau
5.500%, 10/01/2027 (A)	100	90

		23,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 1.7%
Altria Group
5.375%, 01/31/2044	$100	$102
4.000%, 01/31/2024	100	100
2.850%, 08/09/2022	100	97
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	100	94
4.700%, 02/01/2036	100	95
4.625%, 02/01/2044	100	91
3.650%, 02/01/2026	100	95
3.300%, 02/01/2023	100	98
2.650%, 02/01/2021	50	49
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	134
4.600%, 04/15/2048	50	45
4.375%, 04/15/2038	35	32
4.000%, 04/13/2028	310	298
3.750%, 01/15/2022	100	100
3.750%, 07/15/2042	100	81
3.500%, 01/12/2024	355	346
Archer-Daniels-Midland
4.479%, 03/01/2021	50	51
4.016%, 04/16/2043	100	93
3.750%, 09/15/2047	100	89
2.500%, 08/11/2026	100	90
Avon International Operations
7.875%, 08/15/2022 (A)	70	71
B&G Foods
4.625%, 06/01/2021	100	99
Brown-Forman
4.500%, 07/15/2045	35	36
Bunge Finance
3.750%, 09/25/2027	30	27
3.500%, 11/24/2020	50	50
3.000%, 09/25/2022	130	125
Campbell Soup
4.800%, 03/15/2048	40	34
4.150%, 03/15/2028	100	92
3.650%, 03/15/2023	100	97
3.300%, 03/15/2021	65	64
Chobani
7.500%, 04/15/2025 (A)	100	85
Clorox
3.900%, 05/15/2028	50	50
3.100%, 10/01/2027	50	46
Coca-Cola
2.875%, 10/27/2025	100	95
2.250%, 09/01/2026	50	45
1.550%, 09/01/2021	50	48
Coca-Cola European Partners
3.500%, 09/15/2020	100	100

Adviser Managed Trust / Quarterly Report / October 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Colgate-Palmolive MTN
4.000%, 08/15/2045	$50	$48
3.250%, 03/15/2024	50	50
2.300%, 05/03/2022	100	96
Conagra Brands
5.400%, 11/01/2048	20	19
5.300%, 11/01/2038	15	15
4.850%, 11/01/2028	25	25
4.300%, 05/01/2024	10	10
3.800%, 10/22/2021	10	10
3.200%, 01/25/2023	118	114
Constellation Brands
4.500%, 05/09/2047	20	18
4.250%, 05/01/2023	90	91
4.100%, 02/15/2048	50	42
3.875%, 11/15/2019	20	20
3.750%, 05/01/2021	25	25
3.600%, 02/15/2028	50	46
3.500%, 05/09/2027	15	14
3.200%, 02/15/2023	50	49
2.700%, 05/09/2022	15	14
2.650%, 11/07/2022	100	96
Costco Wholesale
3.000%, 05/18/2027	100	94
1.700%, 12/15/2019	100	99
Cott Holdings
5.500%, 04/01/2025 (A)	95	90
Coty
6.500%, 04/15/2026 (A)	125	117
Diageo Capital
2.625%, 04/29/2023	100	96
Diageo Investment
4.250%, 05/11/2042	100	99
2.875%, 05/11/2022	50	49
Energizer Gamma Acquisition
6.375%, 07/15/2026 (A)	30	30
Energizer Holdings
5.500%, 06/15/2025 (A)	113	110
Estee Lauder
4.375%, 06/15/2045	50	49
4.150%, 03/15/2047	50	48
3.150%, 03/15/2027	50	48
Fresh Market
9.750%, 05/01/2023 (A)	100	73
General Mills
4.700%, 04/17/2048	20	18
4.550%, 04/17/2038	115	106
4.200%, 04/17/2028	25	24
3.700%, 10/17/2023	40	39
3.200%, 04/16/2021	10	10
3.150%, 12/15/2021	100	98
2.600%, 10/12/2022	100	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hershey
3.200%, 08/21/2025	$100	$96
Ingredion
3.200%, 10/01/2026	100	91
JBS USA LUX
6.750%, 02/15/2028 (A)	95	91
5.875%, 07/15/2024 (A)	170	167
JM Smucker
4.375%, 03/15/2045	100	89
4.250%, 03/15/2035	20	18
3.500%, 03/15/2025	100	95
2.200%, 12/06/2019	100	99
Kellogg
4.000%, 12/15/2020	100	101
3.400%, 11/15/2027	100	92
Keurig Dr Pepper
4.597%, 05/25/2028 (A)	50	49
4.500%, 11/15/2045	130	114
2.550%, 09/15/2026	100	86
Kimberly-Clark
6.625%, 08/01/2037	50	63
3.050%, 08/15/2025	50	48
2.750%, 02/15/2026	50	47
Kraft Foods Group
5.000%, 06/04/2042	100	92
3.500%, 06/06/2022	100	99
Kraft Heinz Foods
6.500%, 02/09/2040	100	108
5.200%, 07/15/2045	100	94
4.375%, 06/01/2046	60	50
3.950%, 07/15/2025	100	97
3.000%, 06/01/2026	55	49
2.800%, 07/02/2020	100	99
Kroger
4.000%, 02/01/2024	100	99
3.875%, 10/15/2046	100	80
3.700%, 08/01/2027	35	33
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	65	57
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	125	121
McCormick
3.400%, 08/15/2027	100	94
Mead Johnson Nutrition
4.125%, 11/15/2025	30	30
3.000%, 11/15/2020	30	30
Molson Coors Brewing
5.000%, 05/01/2042	93	88
4.200%, 07/15/2046	40	34
3.000%, 07/15/2026	100	89
Mondelez International
4.000%, 02/01/2024	100	100

8	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NVA Holdings
6.875%, 04/01/2026 (A)	$110	$109
PepsiCo
4.600%, 07/17/2045	45	46
4.500%, 01/15/2020	100	102
4.250%, 10/22/2044	100	97
4.000%, 05/02/2047	35	33
3.600%, 03/01/2024	100	100
3.500%, 07/17/2025	100	99
3.000%, 10/15/2027	50	47
2.750%, 03/05/2022	50	49
2.250%, 05/02/2022	50	48
Philip Morris International
6.375%, 05/16/2038	100	116
4.500%, 03/26/2020	100	102
4.250%, 11/10/2044	50	45
4.125%, 03/04/2043	50	44
3.125%, 08/17/2027	100	93
3.125%, 03/02/2028	50	47
2.750%, 02/25/2026	50	46
2.625%, 02/18/2022	25	24
2.500%, 11/02/2022	50	48
2.375%, 08/17/2022	100	96
2.125%, 05/10/2023	25	23
2.000%, 02/21/2020	35	35
1.875%, 11/01/2019	50	49
1.875%, 02/25/2021	50	48
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	148	138
Post Holdings
5.750%, 03/01/2027 (A)	205	196
5.625%, 01/15/2028 (A)	208	196
5.500%, 03/01/2025 (A)	45	43
Procter & Gamble
2.850%, 08/11/2027	100	93
2.450%, 11/03/2026	50	46
1.700%, 11/03/2021	100	96
Reynolds American
6.875%, 05/01/2020	100	105
5.850%, 08/15/2045	100	103
5.700%, 08/15/2035	100	102
4.450%, 06/12/2025	100	99
3.250%, 06/12/2020	54	54
Rite Aid
6.125%, 04/01/2023 (A)	200	170
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	150	143
Spectrum Brands
5.750%, 07/15/2025	100	97
Stena
7.000%, 02/01/2024 (A)	100	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sysco
4.850%, 10/01/2045	$15	$15
4.450%, 03/15/2048	50	47
3.750%, 10/01/2025	25	24
3.550%, 03/15/2025	50	49
3.300%, 07/15/2026	100	93
2.600%, 10/01/2020	50	49
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	120
Tyson Foods
4.500%, 06/15/2022	100	102
3.950%, 08/15/2024	50	50
2.250%, 08/23/2021	35	34
Unilever Capital
5.900%, 11/15/2032	100	121
3.125%, 03/22/2023	100	98
1.375%, 07/28/2021	100	95
US Foods
5.875%, 06/15/2024 (A)	115	114
Vector Group
6.125%, 02/01/2025 (A)	105	96
Walgreens Boots Alliance
4.800%, 11/18/2044	100	92
3.800%, 11/18/2024	100	97
3.450%, 06/01/2026	30	28
3.300%, 11/18/2021	100	99
Walmart
4.050%, 06/29/2048	65	62
3.950%, 06/28/2038	15	14
3.700%, 06/26/2028	100	99
3.625%, 12/15/2047	25	22
3.550%, 06/26/2025	25	25
3.400%, 06/26/2023	100	100
3.125%, 06/23/2021	100	100
2.850%, 06/23/2020	50	50
2.650%, 12/15/2024	50	47
2.550%, 04/11/2023	50	48
2.350%, 12/15/2022	150	144
1.900%, 12/15/2020	50	49

		13,932

Energy — 3.5%
Aker BP
5.875%, 03/31/2025 (A)	150	151
Alta Mesa Holdings
7.875%, 12/15/2024	80	72
Anadarko Petroleum
6.600%, 03/15/2046	50	55
6.450%, 09/15/2036	25	27
4.850%, 03/15/2021	50	51
Andeavor Logistics
5.200%, 12/01/2047	30	28

Adviser Managed Trust / Quarterly Report / October 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 12/01/2027	$15	$14
3.500%, 12/01/2022	15	15
Antero Midstream Partners
5.375%, 09/15/2024	50	49
Antero Resources
5.625%, 06/01/2023	44	44
5.375%, 11/01/2021	200	200
5.000%, 03/01/2025	50	49
Apache
5.100%, 09/01/2040	100	93
4.375%, 10/15/2028	100	96
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	64	71
7.000%, 11/01/2026 (A)	55	53
Baker Hughes a GE Co
5.125%, 09/15/2040	100	101
4.080%, 12/15/2047	50	42
2.773%, 12/15/2022	50	48
Blue Racer Midstream
6.125%, 11/15/2022 (A)	78	80
Boardwalk Pipelines
5.950%, 06/01/2026	100	104
BP Capital Markets
3.994%, 09/26/2023	38	39
3.723%, 11/28/2028	30	29
3.588%, 04/14/2027	100	96
3.506%, 03/17/2025	100	98
3.224%, 04/14/2024	100	97
3.216%, 11/28/2023	50	49
3.119%, 05/04/2026	100	94
2.520%, 09/19/2022	100	96
2.315%, 02/13/2020	100	99
2.112%, 09/16/2021	50	48
Bruin E&P Partners
8.875%, 08/01/2023 (A)	55	54
Calfrac Holdings
8.500%, 06/15/2026 (A)	105	94
California Resources
8.000%, 12/15/2022 (A)	223	198
Callon Petroleum
6.125%, 10/01/2024	50	49
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	96
Canadian Natural Resources
6.250%, 03/15/2038	50	56
3.900%, 02/01/2025	100	97
3.850%, 06/01/2027	50	48
2.950%, 01/15/2023	50	48
Canadian Natural Resources MTN
4.950%, 06/01/2047	25	24
Carrizo Oil & Gas
6.250%, 04/15/2023	65	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cenovus Energy
5.400%, 06/15/2047	$50	$47
5.250%, 06/15/2037	35	33
4.450%, 09/15/2042	105	87
4.250%, 04/15/2027	100	94
3.000%, 08/15/2022	50	48
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	150	162
5.125%, 06/30/2027	220	216
Cheniere Energy Partners
5.625%, 10/01/2026 (A)	60	59
5.250%, 10/01/2025	218	214
Chesapeake Energy
8.000%, 12/15/2022 (A)	100	104
8.000%, 01/15/2025	117	119
8.000%, 06/15/2027	198	197
7.000%, 10/01/2024	125	122
Chevron
3.326%, 11/17/2025	50	48
2.954%, 05/16/2026	100	94
2.895%, 03/03/2024	50	48
2.566%, 05/16/2023	100	96
2.498%, 03/03/2022	50	49
2.419%, 11/17/2020	50	49
2.355%, 12/05/2022	100	96
2.193%, 11/15/2019	25	25
2.100%, 05/16/2021	100	97
1.991%, 03/03/2020	31	31
Cimarex Energy
3.900%, 05/15/2027	55	51
CNOOC Nexen Finance
4.250%, 04/30/2024	100	100
CNX Resources
5.875%, 04/15/2022	100	98
Columbia Pipeline Group
3.300%, 06/01/2020	50	50
Comstock Escrow
9.750%, 08/15/2026 (A)	100	96
Concho Resources
4.300%, 08/15/2028	50	49
ConocoPhillips
6.500%, 02/01/2039	75	94
4.950%, 03/15/2026	50	53
Continental Resources
5.000%, 09/15/2022	92	93
4.900%, 06/01/2044	40	38
4.500%, 04/15/2023	85	85
4.375%, 01/15/2028	55	53
3.800%, 06/01/2024	55	53
Covey Park Energy
7.500%, 05/15/2025 (A)	50	49

10	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Crestwood Midstream Partners
5.750%, 04/01/2025	$105	$105
CrownRock
5.625%, 10/15/2025 (A)	100	95
DCP Midstream Operating
5.375%, 07/15/2025	30	30
Denbury Resources
9.000%, 05/15/2021 (A)	74	77
Devon Energy
5.600%, 07/15/2041	100	100
5.000%, 06/15/2045	50	46
3.250%, 05/15/2022	100	97
Diamond Offshore Drilling
7.875%, 08/15/2025	83	82
Diamondback Energy
5.375%, 05/31/2025	80	80
4.750%, 11/01/2024 (A)	60	58
Eclipse Resources
8.875%, 07/15/2023	100	99
Ecopetrol
5.875%, 09/18/2023	100	104
5.875%, 05/28/2045	200	191
4.125%, 01/16/2025	225	215
Enable Midstream Partners
4.950%, 05/15/2028	30	29
Enbridge
5.500%, 12/01/2046	50	53
4.250%, 12/01/2026	100	98
3.700%, 07/15/2027	50	47
2.900%, 07/15/2022	50	48
Enbridge Energy Partners
7.375%, 10/15/2045	50	62
5.500%, 09/15/2040	100	102
Encana
6.500%, 02/01/2038	100	114
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	50	52
5.500%, 01/30/2026 (A)	107	110
Energy Transfer
5.875%, 01/15/2024	150	158
5.500%, 06/01/2027	100	101
Energy Transfer Operating
6.125%, 12/15/2045	100	99
5.200%, 02/01/2022	100	104
4.900%, 03/15/2035	50	45
4.750%, 01/15/2026	50	49
4.200%, 04/15/2027	50	47
3.600%, 02/01/2023	85	83
EnLink Midstream Partners
4.150%, 06/01/2025	100	93
Ensco
7.750%, 02/01/2026	60	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.200%, 03/15/2025	$50	$41
4.500%, 10/01/2024	120	97
Enterprise Products Operating
5.200%, 09/01/2020	100	103
5.100%, 02/15/2045	25	25
4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	100	93
4.850%, 08/15/2042	100	96
4.800%, 02/01/2049	25	24
4.150%, 10/16/2028	25	25
3.950%, 02/15/2027	20	20
3.700%, 02/15/2026	100	96
3.500%, 02/01/2022	50	50
3.350%, 03/15/2023	100	98
2.850%, 04/15/2021	30	29
EOG Resources
3.150%, 04/01/2025	100	96
2.625%, 03/15/2023	100	96
EP Energy
8.000%, 11/29/2024 (A)	130	125
8.000%, 02/15/2025 (A)	200	135
7.750%, 05/15/2026 (A)	70	70
EQT
3.900%, 10/01/2027	50	45
3.000%, 10/01/2022	35	34
EQT Midstream Partners
4.125%, 12/01/2026	35	32
Equinor
4.800%, 11/08/2043	100	105
3.700%, 03/01/2024	200	201
2.250%, 11/08/2019	50	50
Extraction Oil & Gas
5.625%, 02/01/2026 (A)	105	89
Exxon Mobil
3.567%, 03/06/2045	50	45
2.726%, 03/01/2023	100	97
2.709%, 03/06/2025	100	94
2.222%, 03/01/2021	40	39
1.912%, 03/06/2020	100	99
Genesis Energy
6.750%, 08/01/2022	100	100
Gulfport Energy
6.375%, 05/15/2025	100	95
6.000%, 10/15/2024	35	33
Halliburton
7.450%, 09/15/2039	100	130
5.000%, 11/15/2045	50	50
3.800%, 11/15/2025	100	97
3.500%, 08/01/2023	100	99
Hess
7.125%, 03/15/2033	100	112
5.600%, 02/15/2041	50	48

Adviser Managed Trust / Quarterly Report / October 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 04/01/2027	$50	$47
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	145	145
Hilcorp Energy I
6.250%, 11/01/2028 (A)	40	39
5.750%, 10/01/2025 (A)	167	162
Holly Energy Partners
6.000%, 08/01/2024 (A)	66	66
Husky Energy
4.000%, 04/15/2024	100	99
Indigo Natural Resources
6.875%, 02/15/2026 (A)	145	137
Jagged Peak Energy
5.875%, 05/01/2026 (A)	50	49
Jonah Energy
7.250%, 10/15/2025 (A)	91	72
Kinder Morgan
5.300%, 12/01/2034	50	50
5.050%, 02/15/2046	90	84
4.300%, 06/01/2025	100	99
4.300%, 03/01/2028	100	97
3.150%, 01/15/2023	100	96
3.050%, 12/01/2019	75	75
Kinder Morgan Energy Partners
5.500%, 03/01/2044	50	49
4.300%, 05/01/2024	100	100
4.250%, 09/01/2024	100	100
Magellan Midstream Partners
4.200%, 10/03/2047	100	88
Marathon Oil
5.200%, 06/01/2045	50	49
4.400%, 07/15/2027	100	98
2.800%, 11/01/2022	100	95
Marathon Petroleum
6.500%, 03/01/2041	50	56
5.125%, 03/01/2021	50	52
5.125%, 12/15/2026 (A)	50	51
4.500%, 04/01/2048 (A)	25	22
3.800%, 04/01/2028 (A)	130	122
Matador Resources
5.875%, 09/15/2026 (A)	115	112
McDermott Technology Americas
10.625%, 05/01/2024 (A)	100	91
MEG Energy
6.500%, 01/15/2025 (A)	55	57
Moss Creek Resources Holdings
7.500%, 01/15/2026 (A)	50	48
MPLX
5.200%, 03/01/2047	50	47
4.900%, 04/15/2058	25	22
4.875%, 06/01/2025	100	102
4.700%, 04/15/2048	45	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 07/15/2023	$50	$51
4.500%, 04/15/2038	130	116
4.125%, 03/01/2027	50	48
4.000%, 03/15/2028	70	66
3.375%, 03/15/2023	25	24
Murphy Oil
5.750%, 08/15/2025	102	101
Nabors Industries
5.750%, 02/01/2025	15	14
5.500%, 01/15/2023	100	94
National Oilwell Varco
2.600%, 12/01/2022	100	95
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	84
Newfield Exploration
5.375%, 01/01/2026	77	78
Nexen Energy
6.400%, 05/15/2037	200	237
NGL Energy Partners
7.500%, 11/01/2023	70	69
NGPL PipeCo
4.875%, 08/15/2027 (A)	185	178
4.375%, 08/15/2022 (A)	40	40
Noble Energy
5.250%, 11/15/2043	100	93
5.050%, 11/15/2044	50	46
4.150%, 12/15/2021	50	50
3.900%, 11/15/2024	100	97
3.850%, 01/15/2028	100	92
Noble Holding International
7.875%, 02/01/2026 (A)	45	45
7.750%, 01/15/2024	71	66
NuStar Logistics
5.625%, 04/28/2027	90	86
Occidental Petroleum
4.400%, 04/15/2046	50	48
4.200%, 03/15/2048	100	93
4.100%, 02/01/2021	100	102
3.000%, 02/15/2027	100	94
2.700%, 02/15/2023	100	96
Oceaneering International
4.650%, 11/15/2024	100	93
ONEOK
6.000%, 06/15/2035	100	105
4.550%, 07/15/2028	50	49
4.000%, 07/13/2027	55	53
ONEOK Partners
6.200%, 09/15/2043	50	53
Pacific Drilling First Lien Escrow Issuer
8.375%, 10/01/2023 (A)	20	20
Parkland Fuel
6.000%, 04/01/2026 (A)	95	93

12	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Parsley Energy
5.625%, 10/15/2027 (A)	$50	$49
5.375%, 01/15/2025 (A)	100	98
PBF Holding
7.250%, 06/15/2025	50	51
PBF Logistics
6.875%, 05/15/2023	80	81
PDC Energy
5.750%, 05/15/2026	100	92
Peabody Energy
6.375%, 03/31/2025 (A)	100	100
6.000%, 03/31/2022 (A)	50	50
Petroleos Mexicanos
6.625%, 06/15/2035	300	274
6.500%, 06/02/2041	260	223
6.350%, 02/12/2048 (A)	30	25
5.625%, 01/23/2046	100	77
5.375%, 03/13/2022	200	200
5.350%, 02/12/2028 (A)	255	227
3.500%, 01/30/2023	250	230
2.378%, 04/15/2025	62	60
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	100
6.750%, 09/21/2047	50	43
4.625%, 09/21/2023	120	114
Phillips 66
4.875%, 11/15/2044	100	97
4.650%, 11/15/2034	150	147
4.300%, 04/01/2022	50	51
Phillips 66 Partners
4.900%, 10/01/2046	25	23
3.550%, 10/01/2026	25	23
2.646%, 02/15/2020	50	50
Pioneer Natural Resources
3.950%, 07/15/2022	100	100
Plains All American Pipeline
4.700%, 06/15/2044	100	86
4.650%, 10/15/2025	100	99
4.500%, 12/15/2026	100	97
3.600%, 11/01/2024	100	95
2.600%, 12/15/2019	100	99
Puget Energy
5.625%, 07/15/2022	100	105
3.650%, 05/15/2025	50	48
Puget Sound Energy
4.300%, 05/20/2045	50	49
Puma International Financing
5.125%, 10/06/2024 (A)	200	167
QEP Resources
5.625%, 03/01/2026	121	114
Range Resources
5.000%, 08/15/2022	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 03/15/2023	$50	$49
4.875%, 05/15/2025	38	35
Rowan
7.375%, 06/15/2025	100	95
Sabine Pass Liquefaction
5.750%, 05/15/2024	75	80
5.625%, 02/01/2021	25	26
5.625%, 03/01/2025	75	78
4.200%, 03/15/2028	100	95
Sable Permian Resources Land
7.375%, 11/01/2021 (A)	100	59
7.125%, 11/01/2020 (A)	50	30
Sanchez Energy
7.250%, 02/15/2023 (A)	45	41
6.125%, 01/15/2023	100	37
Schlumberger Investment
3.650%, 12/01/2023	100	100
SESI
7.750%, 09/15/2024	70	69
Seven Generations Energy
5.375%, 09/30/2025 (A)	96	89
Shell International Finance BV
4.375%, 03/25/2020	100	102
4.125%, 05/11/2035	100	97
4.000%, 05/10/2046	50	46
3.750%, 09/12/2046	50	45
2.875%, 05/10/2026	50	47
2.500%, 09/12/2026	50	45
2.250%, 11/10/2020	150	148
2.250%, 01/06/2023	100	95
1.875%, 05/10/2021	50	48
1.750%, 09/12/2021	50	48
SM Energy
6.625%, 01/15/2027	75	75
5.625%, 06/01/2025	113	109
Southwestern Energy
7.750%, 10/01/2027	80	81
6.200%, 01/23/2025	100	97
Spectra Energy Partners
4.750%, 03/15/2024	100	101
3.500%, 03/15/2025	100	96
SRC Energy
6.250%, 12/01/2025	71	66
Summit Midstream Holdings
5.750%, 04/15/2025	90	86
Suncor Energy
6.850%, 06/01/2039	50	62
6.500%, 06/15/2038	100	117
Sunoco
5.500%, 02/15/2026 (A)	175	167
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	100	92

Adviser Managed Trust / Quarterly Report / October 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.350%, 05/15/2045	$25	$22
4.000%, 10/01/2027	100	93
3.900%, 07/15/2026	100	93
Tallgrass Energy Partners
5.500%, 09/15/2024 (A)	95	96
5.500%, 01/15/2028 (A)	88	87
4.750%, 10/01/2023 (A)	50	49
Targa Resources Partners
6.750%, 03/15/2024	100	105
5.875%, 04/15/2026 (A)	100	100
5.375%, 02/01/2027	25	24
5.125%, 02/01/2025	50	49
5.000%, 01/15/2028	100	95
4.125%, 11/15/2019	50	50
TC PipeLines
3.900%, 05/25/2027	20	19
Teekay Offshore Partners
8.500%, 07/15/2023 (A)	75	76
Total Capital
3.883%, 10/11/2028	10	10
Total Capital International
3.750%, 04/10/2024	50	50
2.875%, 02/17/2022	100	98
2.700%, 01/25/2023	100	97
TransCanada PipeLines
6.200%, 10/15/2037	50	56
5.100%, 03/15/2049	25	25
4.875%, 01/15/2026	100	103
4.750%, 05/15/2038	100	96
2.500%, 08/01/2022	100	95
2.125%, 11/15/2019	100	99
Transocean
7.500%, 01/15/2026 (A)	157	154
7.250%, 11/01/2025 (A)	90	88
Transocean Guardian
5.875%, 01/15/2024 (A)	85	84
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	100	103
Transocean Pontus
6.125%, 08/01/2025 (A)	20	20
Ultra Resources
7.125%, 04/15/2025 (A)	50	22
6.875%, 04/15/2022 (A)	150	86
USA Compression Partners
6.875%, 04/01/2026 (A)	140	141
Valero Energy
6.625%, 06/15/2037	100	114
4.350%, 06/01/2028	70	68
3.650%, 03/15/2025	90	87
Valero Energy Partners
4.375%, 12/15/2026	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vine Oil & Gas
8.750%, 04/15/2023 (A)	$100	$93
W&T Offshore
9.750%, 11/01/2023 (A)	45	44
Weatherford International
9.875%, 02/15/2024	80	62
9.875%, 03/01/2025 (A)	105	83
8.250%, 06/15/2023	39	30
7.750%, 06/15/2021	100	83
Western Gas Partners
5.450%, 04/01/2044	50	45
4.650%, 07/01/2026	50	49
3.950%, 06/01/2025	100	93
Whiting Petroleum
6.625%, 01/15/2026	83	83
5.750%, 03/15/2021	30	30
Williams
6.300%, 04/15/2040	100	106
5.750%, 06/24/2044	20	20
4.900%, 01/15/2045	50	46
4.550%, 06/24/2024	50	51
4.300%, 03/04/2024	60	60
3.900%, 01/15/2025	100	97
3.750%, 06/15/2027	100	93
3.700%, 01/15/2023	15	15
3.600%, 03/15/2022	50	49
WPX Energy
5.750%, 06/01/2026	25	25
5.250%, 09/15/2024	158	156

		28,023

Financials — 8.0%
Acrisure
7.000%, 11/15/2025 (A)	65	58
Aflac
3.625%, 11/15/2024	100	99
2.400%, 03/16/2020	100	99
African Development Bank
2.625%, 03/22/2021	50	50
1.250%, 07/26/2021	100	95
African Development Bank MTN
2.125%, 11/16/2022	100	96
Algeco Global Finance
8.000%, 02/15/2023 (A)	145	146
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	100	103
Allstate
5.950%, 04/01/2036	100	117
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	100	101
Ally Financial
4.625%, 03/30/2025	300	293

14	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 11/18/2019	$175	$175
American Equity Investment Life Holding
5.000%, 06/15/2027	55	53
American Express
4.050%, 12/03/2042	100	93
3.400%, 02/27/2023	100	98
2.650%, 12/02/2022	100	96
2.500%, 08/01/2022	50	48
2.200%, 10/30/2020	190	186
American Express Credit MTN
3.300%, 05/03/2027	130	124
2.375%, 05/26/2020	50	49
2.250%, 05/05/2021	150	146
American Financial Group
4.500%, 06/15/2047	50	44
3.500%, 08/15/2026	85	79
American International Group
4.750%, 04/01/2048	100	92
4.500%, 07/16/2044	100	89
4.200%, 04/01/2028	50	48
4.125%, 02/15/2024	100	100
3.875%, 01/15/2035	100	86
3.300%, 03/01/2021	50	49
Ameriprise Financial
3.700%, 10/15/2024	100	99
Andina de Fomento
4.375%, 06/15/2022	100	102
2.200%, 07/18/2020	200	196
Aon
8.205%, 01/01/2027	100	119
4.600%, 06/14/2044	100	94
3.500%, 06/14/2024	100	97
Arch Capital Group
5.144%, 11/01/2043	50	51
Ares Capital
3.625%, 01/19/2022	100	98
Asian Development Bank MTN
2.625%, 01/12/2027	200	190
2.000%, 02/16/2022	200	193
2.000%, 01/22/2025	150	140
2.000%, 04/24/2026	100	92
1.875%, 08/10/2022	100	96
1.750%, 09/13/2022	200	190
1.750%, 08/14/2026	100	90
1.625%, 08/26/2020	100	98
1.625%, 03/16/2021	150	145
1.500%, 01/22/2020	150	147
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	90
Assurant
4.900%, 03/27/2028	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AssuredPartners
7.000%, 08/15/2025 (A)	$64	$63
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	150	145
Australia & New Zealand Banking Group NY MTN
3.700%, 11/16/2025	50	49
AXIS Specialty Finance
4.000%, 12/06/2027	50	47
Banco Santander
5.179%, 11/19/2025	100	99
3.800%, 02/23/2028	50	44
3.125%, 02/23/2023	100	94
Bank of America
7.750%, 05/14/2038	175	229
6.110%, 01/29/2037	150	168
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	221	204
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	100	95
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	117	112
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	100	98
Bank of America MTN
5.000%, 01/21/2044	50	51
4.750%, 04/21/2045	40	39
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	100	99
4.183%, 11/25/2027	150	144
4.100%, 07/24/2023	115	116
4.000%, 04/01/2024	135	135
4.000%, 01/22/2025	150	146
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	144
3.875%, 08/01/2025	100	98
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	300	298
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	50	48
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	100	95
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	150	147
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	100	99
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	50	48
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023	250	241
2.625%, 10/19/2020	100	99
2.625%, 04/19/2021	50	49

Adviser Managed Trust / Quarterly Report / October 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	$50	$49
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	50	49
2.250%, 04/21/2020	150	148
2.151%, 11/09/2020	150	146
Bank of Montreal MTN
3.100%, 07/13/2020	50	50
2.350%, 09/11/2022	150	143
2.100%, 12/12/2019	65	64
1.900%, 08/27/2021	50	48
Bank of New York Mellon
3.550%, 09/23/2021	100	100
Bank of New York Mellon MTN
3.000%, 02/24/2025	150	142
3.000%, 10/30/2028	85	77
2.800%, 05/04/2026	50	46
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	50	48
2.600%, 08/17/2020	100	99
2.450%, 11/27/2020	50	49
2.050%, 05/03/2021	50	49
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	150	138
2.800%, 07/21/2021	50	49
2.450%, 03/22/2021	150	147
2.150%, 07/14/2020	50	49
1.875%, 04/26/2021	300	290
Barclays
5.250%, 08/17/2045	100	94
5.200%, 05/12/2026	200	194
4.836%, 05/09/2028	350	323
3.650%, 03/16/2025	150	140
3.250%, 01/12/2021	50	49
2.650%, 01/11/2021	100	98
BB&T MTN
2.625%, 06/29/2020	100	99
2.450%, 01/15/2020	150	148
2.150%, 02/01/2021	50	49
Berkshire Hathaway
4.500%, 02/11/2043	50	50
3.125%, 03/15/2026	35	34
2.750%, 03/15/2023	100	97
2.200%, 03/15/2021	35	34
Berkshire Hathaway Finance
4.250%, 01/15/2021	100	102
BlackRock
3.500%, 03/18/2024	200	199
BNP Paribas
2.375%, 05/21/2020	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas MTN
5.000%, 01/15/2021	$150	$155
Branch Banking & Trust
3.625%, 09/16/2025	150	146
2.625%, 01/15/2022	150	146
Brighthouse Financial
4.700%, 06/22/2047	50	39
3.700%, 06/22/2027	50	43
Brookfield Finance
4.700%, 09/20/2047	50	46
4.000%, 04/01/2024	50	50
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	150	147
Capital One
2.650%, 08/08/2022	150	144
2.350%, 01/31/2020	100	98
2.250%, 09/13/2021	150	144
Capital One Financial
4.250%, 04/30/2025	100	99
3.750%, 07/28/2026	50	46
3.750%, 03/09/2027	50	46
3.450%, 04/30/2021	100	100
3.200%, 02/05/2025	100	93
2.500%, 05/12/2020	49	48
Charles Schwab
3.850%, 05/21/2025	100	100
3.450%, 02/13/2026	70	68
Chubb INA Holdings
3.350%, 05/15/2024	100	98
2.300%, 11/03/2020	100	98
CIT Group
5.250%, 03/07/2025	50	50
4.750%, 02/16/2024	110	109
Citibank
3.050%, 05/01/2020	250	249
2.850%, 02/12/2021	400	394
2.125%, 10/20/2020	50	49
2.100%, 06/12/2020	100	98
Citigroup
6.675%, 09/13/2043	90	106
6.125%, 08/25/2036	100	110
4.750%, 05/18/2046	150	140
4.650%, 07/30/2045	100	96
4.600%, 03/09/2026	35	35
4.450%, 09/29/2027	100	97
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	100	100
3.875%, 03/26/2025	100	96
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	50	47
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	50	46

16	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/01/2026	$150	$141
3.300%, 04/27/2025	100	95
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	250	244
2.900%, 12/08/2021	50	49
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	150	144
2.700%, 03/30/2021	50	49
2.650%, 10/26/2020	100	98
2.350%, 08/02/2021	50	48
Citizens Bank
2.250%, 03/02/2020	150	148
Citizens Financial Group
2.375%, 07/28/2021	30	29
CME Group
3.000%, 03/15/2025	100	95
CNA Financial
4.500%, 03/01/2026	50	50
3.450%, 08/15/2027	50	46
CNO Financial Group
5.250%, 05/30/2025	90	91
Comerica
3.700%, 07/31/2023	25	25
Commonwealth Bank of Australia MTN
2.300%, 03/12/2020	150	148
Cooperatieve Rabobank
5.250%, 08/04/2045	150	152
4.625%, 12/01/2023	150	151
3.750%, 07/21/2026	150	140
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	150	151
2.500%, 01/19/2021	150	147
Credit Suisse MTN
3.625%, 09/09/2024	150	147
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	150	146
3.800%, 06/09/2023	150	147
3.750%, 03/26/2025	150	144
3.450%, 04/16/2021	150	149
Curo Group Holdings
8.250%, 09/01/2025 (A)	90	81
Deutsche Bank
4.500%, 04/01/2025	200	183
3.950%, 02/27/2023	100	96
3.300%, 11/16/2022	100	94
3.150%, 01/22/2021	100	98
2.700%, 07/13/2020	50	49
Deutsche Bank MTN
3.700%, 05/30/2024	50	47
3.375%, 05/12/2021	100	97
Discover Bank
4.200%, 08/08/2023	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discover Financial Services
4.100%, 02/09/2027	$40	$38
3.850%, 11/21/2022	100	98
E*TRADE Financial
3.800%, 08/24/2027	100	94
2.950%, 08/24/2022	25	24
European Bank for Reconstruction & Development MTN
2.000%, 02/01/2021	200	195
1.750%, 11/26/2019	200	198
1.625%, 05/05/2020	100	98
European Investment Bank
2.875%, 09/15/2020	125	125
2.500%, 03/15/2023	180	175
2.250%, 03/15/2022	200	195
2.125%, 10/15/2021	250	243
2.000%, 03/15/2021	150	146
1.875%, 02/10/2025	200	184
1.750%, 05/15/2020	200	196
1.625%, 03/16/2020	100	98
1.625%, 08/14/2020	300	293
1.625%, 12/15/2020	250	243
1.625%, 06/15/2021	150	145
1.250%, 12/16/2019	250	246
European Investment Bank MTN
3.125%, 12/14/2023	150	150
2.375%, 05/13/2021	200	196
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	120	119
Fidelity National Financial
4.500%, 08/15/2028 (A)	50	49
Fifth Third Bancorp
3.950%, 03/14/2028	50	48
2.875%, 07/27/2020	150	149
Fifth Third Bank
2.200%, 10/30/2020	50	49
First Republic Bank
4.625%, 02/13/2047	150	141
Franklin Resources
2.850%, 03/30/2025	150	141
Freedom Mortgage
8.250%, 04/15/2025 (A)	100	92
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	60	61
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	200	200
Goldman Sachs Group
6.750%, 10/01/2037	125	146
6.250%, 02/01/2041	100	116
5.750%, 01/24/2022	130	137
4.750%, 10/21/2045	100	97

Adviser Managed Trust / Quarterly Report / October 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	$100	$94
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	350	339
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	94
3.750%, 05/22/2025	150	145
3.750%, 02/25/2026	60	58
3.500%, 01/23/2025	100	96
3.500%, 11/16/2026	100	93
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	145	138
3.200%, 02/23/2023	55	53
3.000%, 04/26/2022	85	83
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	150	145
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	300	292
2.875%, 02/25/2021	50	49
2.600%, 04/23/2020	200	198
2.600%, 12/27/2020	50	49
2.350%, 11/15/2021	50	48
Goldman Sachs Group MTN
4.800%, 07/08/2044	100	98
3.850%, 07/08/2024	100	98
Hartford Financial Services Group
5.500%, 03/30/2020	50	51
4.300%, 04/15/2043	100	92
HSBC
2.375%, 11/13/2019	100	99
2.350%, 03/05/2020	250	247
HSBC Holdings
6.500%, 05/02/2036	100	115
6.500%, 09/15/2037	125	144
5.250%, 03/14/2044	100	100
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	300	297
4.375%, 11/23/2026	50	48
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	50	48
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	300	297
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023	100	96
2.950%, 05/25/2021	150	148
2.650%, 01/05/2022	50	48
HUB International
7.000%, 05/01/2026 (A)	115	112
Huntington Bancshares
2.300%, 01/14/2022	150	143
Huntington National Bank
2.500%, 08/07/2022	150	144
2.375%, 03/10/2020	150	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Industrial & Commercial Bank of China
2.452%, 10/20/2021	$150	$144
ING Groep
4.100%, 10/02/2023	200	199
Inter-American Development Bank
3.200%, 08/07/2042	100	94
3.125%, 09/18/2028	100	98
3.000%, 02/21/2024	300	297
2.375%, 07/07/2027	200	186
1.875%, 03/15/2021	100	97
Inter-American Development Bank MTN
3.000%, 09/26/2022	50	50
2.625%, 04/19/2021	250	247
1.750%, 09/14/2022	200	190
1.625%, 05/12/2020	100	98
Intercontinental Exchange
4.250%, 09/21/2048	25	23
3.750%, 12/01/2025	55	54
3.750%, 09/21/2028	20	20
3.450%, 09/21/2023	15	15
2.750%, 12/01/2020	55	55
International Bank for Reconstruction & Development
3.000%, 09/27/2023	150	150
2.500%, 11/25/2024	200	193
2.500%, 07/29/2025	150	143
2.125%, 11/01/2020	200	197
2.000%, 01/26/2022	200	193
1.750%, 04/19/2023	150	142
1.625%, 02/10/2022	200	191
International Bank for Reconstruction & Development MTN
1.875%, 10/27/2026	200	181
1.625%, 09/04/2020	200	195
1.625%, 03/09/2021	150	145
1.375%, 05/24/2021	250	240
1.125%, 11/27/2019	250	246
International Finance MTN
2.000%, 10/24/2022	200	192
1.125%, 07/20/2021	100	95
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	178
5.017%, 06/26/2024 (A)	200	176
Invesco Finance
5.375%, 11/30/2043	150	160
Jefferies Financial Group
5.500%, 10/18/2023	100	103
Jefferies Group
6.875%, 04/15/2021	100	107
4.850%, 01/15/2027	35	33
JPMorgan Chase
6.400%, 05/15/2038	100	120

18	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 08/16/2043	$190	$208
4.950%, 06/01/2045	100	101
4.625%, 05/10/2021	150	154
4.350%, 08/15/2021	100	102
4.250%, 10/01/2027	195	191
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	100	89
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	97
3.900%, 07/15/2025	100	98
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	150	130
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	100	90
3.875%, 02/01/2024	100	100
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	200	199
3.625%, 05/13/2024	125	123
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	150	148
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	150	141
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	150	150
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	125	117
3.300%, 04/01/2026	150	142
3.250%, 09/23/2022	100	99
3.125%, 01/23/2025	100	95
2.950%, 10/01/2026	50	46
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	63	61
2.750%, 06/23/2020	100	99
2.700%, 05/18/2023	150	143
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	150	149
2.550%, 10/29/2020	185	182
2.550%, 03/01/2021	50	49
2.250%, 01/23/2020	100	99
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	47
Kemper
4.350%, 02/15/2025	35	34
KeyBank
2.300%, 09/14/2022	150	143
KeyCorp MTN
4.150%, 10/29/2025	30	30
2.900%, 09/15/2020	100	99
Korea Development Bank
2.500%, 03/11/2020	200	198
Kreditanstalt fuer Wiederaufbau
3.127%, 04/18/2036 (C)	200	108
2.750%, 10/01/2020	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.625%, 04/12/2021	$500	$495
2.250%, 11/05/2019	200	199
2.125%, 03/07/2022	500	484
2.125%, 01/17/2023	150	144
2.000%, 11/30/2021	50	48
2.000%, 09/29/2022	100	96
2.000%, 05/02/2025	250	232
1.500%, 06/15/2021	500	481
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	200	197
1.500%, 04/20/2020	500	489
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	95
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027	200	187
2.375%, 06/10/2025	150	142
2.250%, 10/01/2021	150	147
2.000%, 01/13/2025	100	93
Lazard Group
3.750%, 02/13/2025	50	48
Legg Mason
4.750%, 03/15/2026	50	50
Lincoln National
4.350%, 03/01/2048	10	9
4.000%, 09/01/2023	5	5
3.800%, 03/01/2028	120	114
3.625%, 12/12/2026	50	47
3.350%, 03/09/2025	150	143
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)	105	106
Lloyds Bank
3.300%, 05/07/2021	100	99
Lloyds Banking Group
4.650%, 03/24/2026	50	49
4.344%, 01/09/2048	100	83
4.050%, 08/16/2023	200	198
3.750%, 01/11/2027	50	46
3.100%, 07/06/2021	150	147
Loews
2.625%, 05/15/2023	100	96
LPL Holdings
5.750%, 09/15/2025 (A)	100	97
Manufacturers & Traders Trust
2.100%, 02/06/2020	150	148
Manulife Financial
4.061%, VAR USD Swap Semi 30/360 5 Year Curr+1.647%, 02/24/2032	100	93
Markel
5.000%, 04/05/2046	50	49
Marsh & McLennan
4.350%, 01/30/2047	20	18
4.200%, 03/01/2048	50	45

Adviser Managed Trust / Quarterly Report / October 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 03/14/2026	$100	$98
2.750%, 01/30/2022	30	29
2.350%, 03/06/2020	100	99
MetLife
4.875%, 11/13/2043	100	102
4.600%, 05/13/2046	100	98
4.368%, 09/15/2023	85	87
4.050%, 03/01/2045	100	90
3.600%, 04/10/2024	100	99
3.600%, 11/13/2025	100	98
Mitsubishi UFJ Financial Group
4.286%, 07/26/2038	35	34
3.961%, 03/02/2028	200	196
3.761%, 07/26/2023	150	149
3.677%, 02/22/2027	50	48
3.535%, 07/26/2021	60	60
2.950%, 03/01/2021	50	50
2.665%, 07/25/2022	50	48
Mizuho Financial Group
3.663%, 02/28/2027	50	48
3.170%, 09/11/2027	150	138
2.601%, 09/11/2022	100	96
Moody’s
3.250%, 01/15/2028	35	32
2.750%, 12/15/2021	100	98
2.625%, 01/15/2023	50	48
Morgan Stanley
5.750%, 01/25/2021	175	183
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	150	143
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	140	138
3.625%, 01/20/2027	150	142
2.800%, 06/16/2020	150	149
2.650%, 01/27/2020	100	99
Morgan Stanley MTN
6.375%, 07/24/2042	150	181
5.500%, 07/24/2020	175	181
4.875%, 11/01/2022	165	170
4.350%, 09/08/2026	140	136
4.300%, 01/27/2045	100	92
4.000%, 07/23/2025	155	152
3.875%, 01/27/2026	150	145
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	100	95
3.125%, 01/23/2023	100	97
3.125%, 07/27/2026	50	46
2.625%, 11/17/2021	150	146
2.500%, 04/21/2021	60	58
MSCI
5.750%, 08/15/2025 (A)	62	64
5.375%, 05/15/2027 (A)	60	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 11/15/2024 (A)	$150	$151
National Australia Bank MTN
2.625%, 01/14/2021	50	49
2.500%, 05/22/2022	150	144
2.500%, 07/12/2026	150	134
2.125%, 05/22/2020	150	147
National Bank of Canada
2.150%, 06/12/2020	150	147
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	100	96
2.950%, 02/07/2024	30	29
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	50	49
2.900%, 03/15/2021	70	69
2.300%, 09/15/2022	70	67
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	65	66
8.125%, 07/15/2023 (A)	45	46
Navient
7.250%, 09/25/2023	100	104
6.750%, 06/25/2025	105	102
6.750%, 06/15/2026	40	38
5.875%, 03/25/2021	115	116
5.875%, 10/25/2024	100	94
5.000%, 10/26/2020	100	101
NFP
6.875%, 07/15/2025 (A)	108	105
Nordic Investment Bank
2.500%, 04/28/2020	200	199
1.625%, 11/20/2020	200	194
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/2032	163	151
Oesterreichische Kontrollbank
1.750%, 01/24/2020	200	197
1.375%, 02/10/2020	100	98
Old Republic International
3.875%, 08/26/2026	50	47
ORIX
3.700%, 07/18/2027	50	47
2.900%, 07/18/2022	30	29
PNC Bank
3.300%, 10/30/2024	150	146
3.100%, 10/25/2027	50	46
2.625%, 02/17/2022	150	146
2.450%, 11/05/2020	150	147
2.450%, 07/28/2022	150	144
2.150%, 04/29/2021	150	145
Principal Financial Group
3.400%, 05/15/2025	150	145

20	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Private Export Funding
2.300%, 09/15/2020	$150	$148
Progressive
4.200%, 03/15/2048	50	48
3.700%, 01/26/2045	50	44
2.450%, 01/15/2027	50	45
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	100	104
4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/2047	100	91
Prudential Financial MTN
5.700%, 12/14/2036	100	110
4.600%, 05/15/2044	50	49
3.500%, 05/15/2024	100	99
Quicken Loans
5.750%, 05/01/2025 (A)	150	145
5.250%, 01/15/2028 (A)	100	89
Raymond James Financial
4.950%, 07/15/2046	50	48
Regions Financial
3.200%, 02/08/2021	150	149
2.750%, 08/14/2022	50	48
Reinsurance Group of America
3.950%, 09/15/2026	30	29
RenaissanceRe Finance
3.450%, 07/01/2027	30	28
Royal Bank of Canada
2.300%, 03/22/2021	150	146
2.100%, 10/14/2020	200	196
Royal Bank of Canada MTN
3.200%, 04/30/2021	75	75
2.350%, 10/30/2020	150	147
2.150%, 10/26/2020	40	39
Royal Bank of Scotland Group
6.125%, 12/15/2022	75	78
6.100%, 06/10/2023	35	36
6.000%, 12/19/2023	65	67
5.125%, 05/28/2024	75	74
4.800%, 04/05/2026	50	49
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	198
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	50	48
S&P Global
4.500%, 05/15/2048	50	48
4.400%, 02/15/2026	100	102
4.000%, 06/15/2025	50	50
Santander Holdings USA
4.400%, 07/13/2027	50	47
3.700%, 03/28/2022	30	29
3.400%, 01/18/2023	100	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 04/17/2020	$100	$99
Santander UK
2.375%, 03/16/2020	150	148
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	50	45
2.875%, 10/16/2020	100	99
Santander UK Group Holdings MTN
3.125%, 01/08/2021	100	99
Springleaf Finance
7.750%, 10/01/2021	225	238
7.125%, 03/15/2026	95	90
6.875%, 03/15/2025	80	77
5.625%, 03/15/2023	200	193
5.250%, 12/15/2019	100	101
Starwood Property Trust
5.000%, 12/15/2021	55	55
3.625%, 02/01/2021 (A)	70	68
Stifel Financial
4.250%, 07/18/2024	50	50
Sumitomo Mitsui Banking
2.450%, 01/16/2020	150	149
Sumitomo Mitsui Financial Group
3.944%, 07/19/2028	50	49
3.784%, 03/09/2026	50	49
3.748%, 07/19/2023	50	50
3.446%, 01/11/2027	150	142
3.364%, 07/12/2027	50	47
2.934%, 03/09/2021	50	49
2.784%, 07/12/2022	50	48
2.632%, 07/14/2026	50	45
2.442%, 10/19/2021	150	145
2.058%, 07/14/2021	150	144
SunTrust Banks
4.000%, 05/01/2025	100	99
2.900%, 03/03/2021	150	148
2.700%, 01/27/2022	50	48
2.450%, 08/01/2022	50	48
Svensk Exportkredit MTN
2.875%, 05/22/2021	200	199
1.875%, 06/23/2020	200	196
Synchrony Financial
4.250%, 08/15/2024	100	95
3.950%, 12/01/2027	50	44
3.700%, 08/04/2026	50	44
2.700%, 02/03/2020	100	99
TD Ameritrade Holding
2.950%, 04/01/2022	100	98
Tempo Acquisition
6.750%, 06/01/2025 (A)	95	90

Adviser Managed Trust / Quarterly Report / October 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	$150	$140
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	147
2.250%, 11/05/2019	100	99
2.125%, 04/07/2021	150	146
1.850%, 09/11/2020	50	49
Travelers
4.050%, 03/07/2048	50	47
4.000%, 05/30/2047	40	37
3.750%, 05/15/2046	25	22
Travelers MTN
6.250%, 06/15/2037	100	121
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	100	100
Trinity Acquisition
4.400%, 03/15/2026	50	49
UniCredit
5.861%, VAR USD ICE Swap 11:00 NY 5 Yr+3.703%, 06/19/2032 (A)	200	171
Unum Group
3.000%, 05/15/2021	30	29
US Bancorp MTN
3.900%, 04/26/2028	100	100
3.600%, 09/11/2024	150	147
2.950%, 07/15/2022	100	97
2.375%, 07/22/2026	150	135
US Bank MTN
2.050%, 10/23/2020	150	146
USIS Merger
6.875%, 05/01/2025 (A)	170	167
VFH Parent
6.750%, 06/15/2022 (A)	80	82
Voya Financial
3.125%, 07/15/2024	50	47
Wells Fargo
5.606%, 01/15/2044	150	160
5.375%, 11/02/2043	180	186
3.900%, 05/01/2045	150	135
3.000%, 04/22/2026	150	138
3.000%, 10/23/2026	150	137
2.600%, 01/15/2021	100	98
2.500%, 03/04/2021	150	146
2.400%, 01/15/2020	100	99
Wells Fargo MTN
4.900%, 11/17/2045	165	160
4.300%, 07/22/2027	100	98
4.125%, 08/15/2023	150	150
4.100%, 06/03/2026	135	132
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	75	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 02/13/2023	$100	$98
3.000%, 02/19/2025	100	94
2.625%, 07/22/2022	190	182
2.600%, 07/22/2020	150	148
2.150%, 01/30/2020	100	99
Wells Fargo Capital X
5.950%, 12/15/2036	150	157
Westpac Banking
3.650%, 05/15/2023	100	100
3.350%, 03/08/2027	50	47
3.050%, 05/15/2020	150	150
2.850%, 05/13/2026	50	46
2.700%, 08/19/2026	50	45
2.600%, 11/23/2020	50	49
2.500%, 06/28/2022	50	48
2.150%, 03/06/2020	50	49
2.100%, 05/13/2021	50	48
2.000%, 08/19/2021	50	48
Willis North America
3.600%, 05/15/2024	50	48
XLIT
5.500%, 03/31/2045	100	102
4.450%, 03/31/2025	100	99

		64,299

Health Care — 3.2%
Abbott Laboratories
4.900%, 11/30/2046	100	103
4.750%, 11/30/2036	50	51
4.750%, 04/15/2043	100	100
3.750%, 11/30/2026	28	28
3.400%, 11/30/2023	70	69
2.950%, 03/15/2025	100	95
2.900%, 11/30/2021	100	98
2.800%, 09/15/2020	50	50
AbbVie
4.700%, 05/14/2045	35	32
4.500%, 05/14/2035	140	129
4.450%, 05/14/2046	150	131
4.300%, 05/14/2036	50	45
3.600%, 05/14/2025	100	95
3.200%, 11/06/2022	45	44
3.200%, 05/14/2026	100	91
2.900%, 11/06/2022	100	97
2.850%, 05/14/2023	50	48
2.500%, 05/14/2020	100	99
Acadia Healthcare
5.625%, 02/15/2023	100	100
Aetna
3.875%, 08/15/2047	45	38
2.800%, 06/15/2023	25	24

22	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Agilent Technologies
3.050%, 09/22/2026	$65	$60
AHS Hospital
5.024%, 07/01/2045	25	27
Allergan Finance
3.250%, 10/01/2022	50	49
Allergan Funding SCS
4.850%, 06/15/2044	50	47
4.750%, 03/15/2045	100	94
4.550%, 03/15/2035	100	94
3.850%, 06/15/2024	100	98
3.800%, 03/15/2025	100	97
3.450%, 03/15/2022	100	98
3.000%, 03/12/2020	50	50
AmerisourceBergen
4.250%, 03/01/2045	25	22
3.450%, 12/15/2027	50	46
3.400%, 05/15/2024	100	97
Amgen
5.150%, 11/15/2041	100	103
4.563%, 06/15/2048	100	92
4.400%, 05/01/2045	125	114
3.875%, 11/15/2021	100	101
3.125%, 05/01/2025	50	47
2.650%, 05/11/2022	50	48
2.600%, 08/19/2026	100	89
2.250%, 08/19/2023	100	93
1.850%, 08/19/2021	50	48
Anthem
5.100%, 01/15/2044	150	150
4.650%, 01/15/2043	150	142
4.550%, 03/01/2048	50	46
4.101%, 03/01/2028	50	48
3.500%, 08/15/2024	150	146
Ascension Health
3.945%, 11/15/2046	60	56
AstraZeneca
6.450%, 09/15/2037	100	118
4.375%, 11/16/2045	100	92
3.375%, 11/16/2025	100	95
2.375%, 11/16/2020	100	98
Avantor
9.000%, 10/01/2025 (A)	161	162
6.000%, 10/01/2024 (A)	100	100
Bausch Health
9.250%, 04/01/2026 (A)	225	236
8.500%, 01/31/2027 (A)	150	152
6.500%, 03/15/2022 (A)	200	207
6.125%, 04/15/2025 (A)	250	230
5.875%, 05/15/2023 (A)	300	286
5.500%, 03/01/2023 (A)	100	95
5.500%, 11/01/2025 (A)	296	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baxalta
5.250%, 06/23/2045	$15	$15
2.875%, 06/23/2020	15	15
Baxter International
3.500%, 08/15/2046	100	81
Becton Dickinson
4.685%, 12/15/2044	50	47
4.669%, 06/06/2047	50	47
3.734%, 12/15/2024	50	49
3.700%, 06/06/2027	100	94
3.363%, 06/06/2024	50	48
3.125%, 11/08/2021	100	98
2.894%, 06/06/2022	65	63
2.675%, 12/15/2019	88	87
2.404%, 06/05/2020	35	34
Biogen
5.200%, 09/15/2045	100	100
3.625%, 09/15/2022	100	100
Boston Scientific
6.000%, 01/15/2020	100	103
4.000%, 03/01/2028	100	98
3.850%, 05/15/2025	100	98
Bristol-Myers Squibb
4.500%, 03/01/2044	50	51
3.250%, 02/27/2027	100	97
3.250%, 08/01/2042	100	84
Cardinal Health
3.410%, 06/15/2027	100	91
2.616%, 06/15/2022	100	95
2.400%, 11/15/2019	50	50
Catholic Health Initiatives
2.950%, 11/01/2022	100	96
Celgene
5.000%, 08/15/2045	50	47
4.550%, 02/20/2048	100	86
4.350%, 11/15/2047	50	42
3.900%, 02/20/2028	100	94
3.875%, 08/15/2025	50	48
3.625%, 05/15/2024	50	48
3.450%, 11/15/2027	50	46
3.250%, 02/20/2023	100	97
2.875%, 08/15/2020	100	99
2.875%, 02/19/2021	45	44
2.750%, 02/15/2023	50	47
Centene
6.125%, 02/15/2024	276	288
5.625%, 02/15/2021	54	55
5.375%, 06/01/2026 (A)	225	228
4.750%, 01/15/2025	90	89
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	215	210

Adviser Managed Trust / Quarterly Report / October 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charles River Laboratories International
5.500%, 04/01/2026 (A)	$100	$100
CHS
9.875%, 06/22/2019 (A)	175	146
8.625%, 01/15/2024 (A)	55	55
8.125%, 06/30/2024 (A)	133	105
6.875%, 02/01/2022	286	144
6.250%, 03/31/2023	340	313
5.125%, 08/01/2021	100	95
Cigna
3.875%, 10/15/2047	50	41
3.250%, 04/15/2025	150	141
3.050%, 10/15/2027	30	27
Covidien International Finance
6.550%, 10/15/2037	50	61
CVS Health
5.300%, 12/05/2043	50	50
5.125%, 07/20/2045	55	54
5.050%, 03/25/2048	95	93
4.875%, 07/20/2035	100	97
4.780%, 03/25/2038	100	96
4.300%, 03/25/2028	110	107
4.100%, 03/25/2025	50	49
4.000%, 12/05/2023	100	99
3.875%, 07/20/2025	100	97
3.700%, 03/09/2023	85	84
3.350%, 03/09/2021	95	95
3.125%, 03/09/2020	105	105
2.875%, 06/01/2026	100	91
2.800%, 07/20/2020	100	99
2.750%, 12/01/2022	100	96
2.125%, 06/01/2021	50	48
Danaher
4.375%, 09/15/2045	20	19
3.350%, 09/15/2025	20	19
2.400%, 09/15/2020	100	99
DaVita
5.000%, 05/01/2025	295	279
Dignity Health
2.637%, 11/01/2019	36	36
DJO Finance
8.125%, 06/15/2021 (A)	144	145
Duke University Health System
3.920%, 06/01/2047	125	117
Eagle Holding II
7.625% cash/0% PIK, 05/15/2022 (A)	80	80
Elanco Animal Health
4.900%, 08/28/2028 (A)	75	74
4.272%, 08/28/2023 (A)	110	110
3.912%, 08/27/2021 (A)	25	25
Eli Lilly
3.700%, 03/01/2045	100	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.100%, 05/15/2027	$124	$118
Endo Dac
6.000%, 02/01/2025 (A)	200	167
Endo Finance
5.375%, 01/15/2023 (A)	200	170
Envision Healthcare
8.750%, 10/15/2026 (A)	75	73
Express Scripts Holding
4.800%, 07/15/2046	35	33
4.750%, 11/15/2021	100	103
4.500%, 02/25/2026	50	50
3.500%, 06/15/2024	50	48
3.400%, 03/01/2027	40	37
3.000%, 07/15/2023	50	48
Gilead Sciences
5.650%, 12/01/2041	100	110
4.600%, 09/01/2035	100	99
4.150%, 03/01/2047	100	89
3.700%, 04/01/2024	50	50
3.650%, 03/01/2026	75	73
2.950%, 03/01/2027	100	91
1.950%, 03/01/2022	30	29
GlaxoSmithKline Capital
3.875%, 05/15/2028	50	50
3.625%, 05/15/2025	85	84
3.375%, 05/15/2023	50	50
3.125%, 05/14/2021	105	104
Halfmoon Parent
4.900%, 12/15/2048 (A)	30	28
4.800%, 08/15/2038 (A)	30	29
4.375%, 10/15/2028 (A)	60	59
4.125%, 11/15/2025 (A)	25	25
3.750%, 07/15/2023 (A)	55	54
3.400%, 09/17/2021 (A)	20	20
3.200%, 09/17/2020 (A)	50	50
HCA
5.875%, 02/15/2026	200	205
5.625%, 09/01/2028	75	74
5.375%, 02/01/2025	250	252
5.375%, 09/01/2026	220	218
5.250%, 04/15/2025	200	204
5.000%, 03/15/2024	200	203
4.500%, 02/15/2027	200	194
Hologic
4.375%, 10/15/2025 (A)	185	173
Howard Hughes Medical Institute
3.500%, 09/01/2023	100	101
Humana
3.850%, 10/01/2024	100	99
2.900%, 12/15/2022	50	48
2.500%, 12/15/2020	25	24

24	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
IQVIA
4.875%, 05/15/2023 (A)	$140	$139
Johnson & Johnson
3.700%, 03/01/2046	100	91
3.625%, 03/03/2037	32	30
2.950%, 03/03/2027	50	47
2.450%, 12/05/2021	50	49
2.450%, 03/01/2026	50	46
2.250%, 03/03/2022	50	49
2.050%, 03/01/2023	50	48
1.875%, 12/05/2019	100	99
1.650%, 03/01/2021	50	48
Kaiser Foundation Hospitals
4.150%, 05/01/2047	20	19
3.150%, 05/01/2027	25	24
Kinetic Concepts
7.875%, 02/15/2021 (A)	125	128
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	46
2.625%, 02/01/2020	50	50
Life Technologies
6.000%, 03/01/2020	100	103
LifePoint Health
5.875%, 12/01/2023	50	53
5.500%, 12/01/2021	150	152
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	200	172
4.875%, 04/15/2020 (A)	129	127
McKesson
3.796%, 03/15/2024	100	98
MEDNAX
5.250%, 12/01/2023 (A)	175	175
Medtronic
4.625%, 03/15/2044	50	50
4.625%, 03/15/2045	100	101
4.375%, 03/15/2035	50	50
3.500%, 03/15/2025	100	98
2.750%, 04/01/2023	100	97
2.500%, 03/15/2020	100	99
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	48
Merck
4.150%, 05/18/2043	100	97
3.700%, 02/10/2045	50	45
2.800%, 05/18/2023	100	97
2.750%, 02/10/2025	100	95
2.350%, 02/10/2022	100	97
Molina Healthcare
5.375%, 11/15/2022	75	75
Mount Sinai Hospitals Group
3.981%, 07/01/2048	50	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	$140	$142
Mylan
5.250%, 06/15/2046	65	56
5.200%, 04/15/2048 (A)	50	42
4.550%, 04/15/2028 (A)	50	46
3.950%, 06/15/2026	100	92
3.150%, 06/15/2021	100	98
Northwell Healthcare
4.260%, 11/01/2047	100	91
Novartis Capital
4.400%, 05/06/2044	50	51
4.000%, 11/20/2045	100	95
3.400%, 05/06/2024	100	99
3.100%, 05/17/2027	30	29
3.000%, 11/20/2025	100	95
2.400%, 05/17/2022	50	48
1.800%, 02/14/2020	25	25
NYU Langone Hospitals
4.368%, 07/01/2047	25	24
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	50	48
Partners Healthcare System
3.765%, 07/01/2048	100	88
Pfizer
7.200%, 03/15/2039	50	67
4.400%, 05/15/2044	50	49
4.125%, 12/15/2046	65	62
3.400%, 05/15/2024	100	99
3.000%, 12/15/2026	100	95
2.750%, 06/03/2026	50	47
2.200%, 12/15/2021	100	97
1.950%, 06/03/2021	50	49
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	100	103
Prestige Brands
6.375%, 03/01/2024 (A)	40	40
Providence St. Joseph Health Obligated Group
3.930%, 10/01/2048	35	31
Quest Diagnostics
3.500%, 03/30/2025	100	95
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	112	118
Sanofi
4.000%, 03/29/2021	50	51
3.625%, 06/19/2028	100	98
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	50	45
2.875%, 09/23/2023	100	95
2.400%, 09/23/2021	100	96

Adviser Managed Trust / Quarterly Report / October 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SSM Health Care
3.688%, 06/01/2023	$50	$50
Stryker
4.625%, 03/15/2046	30	29
3.500%, 03/15/2026	25	24
3.375%, 05/15/2024	100	98
3.375%, 11/01/2025	100	95
Team Health Holdings
6.375%, 02/01/2025 (A)	110	95
Teleflex
4.625%, 11/15/2027	56	52
Tenet Healthcare
7.500%, 01/01/2022 (A)	100	104
7.000%, 08/01/2025	145	142
6.750%, 06/15/2023	178	177
5.125%, 05/01/2025	200	193
4.625%, 07/15/2024	100	96
Thermo Fisher Scientific
4.150%, 02/01/2024	50	50
4.100%, 08/15/2047	50	45
3.600%, 08/15/2021	100	100
3.200%, 08/15/2027	50	46
3.150%, 01/15/2023	100	98
2.950%, 09/19/2026	105	96
Toledo Hospital
6.015%, 11/15/2048	25	24
5.750%, 11/15/2038	25	26
UnitedHealth Group
6.875%, 02/15/2038	100	130
4.750%, 07/15/2045	50	51
4.625%, 07/15/2035	100	103
4.375%, 03/15/2042	150	147
4.250%, 04/15/2047	31	30
4.200%, 01/15/2047	25	24
3.875%, 10/15/2020	100	101
3.750%, 07/15/2025	50	49
3.750%, 10/15/2047	50	44
3.450%, 01/15/2027	50	48
3.375%, 04/15/2027	50	48
2.950%, 10/15/2027	50	46
2.700%, 07/15/2020	130	129
Vizient
10.375%, 03/01/2024 (A)	80	87
WellCare Health Plans
5.375%, 08/15/2026 (A)	100	100
5.250%, 04/01/2025	160	159
West Street
6.375%, 09/01/2025 (A)	107	100
Wyeth
5.950%, 04/01/2037	100	117
Zimmer Biomet Holdings
3.700%, 03/19/2023	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.550%, 04/01/2025	$100	$94
2.700%, 04/01/2020	100	99
Zoetis
4.500%, 11/13/2025	50	51
3.950%, 09/12/2047	100	87
3.450%, 11/13/2020	25	25
3.000%, 09/12/2027	50	46

		25,659

Industrials — 2.6%
3M MTN
3.125%, 09/19/2046	100	82
3.000%, 08/07/2025	50	48
2.250%, 03/15/2023	135	129
ABB Finance USA
3.800%, 04/03/2028	50	49
3.375%, 04/03/2023	50	50
2.875%, 05/08/2022	50	49
ADT Security
6.250%, 10/15/2021	100	103
AECOM
5.875%, 10/15/2024	150	153
AerCap Ireland Capital
4.625%, 10/30/2020	150	152
4.500%, 05/15/2021	150	152
3.950%, 02/01/2022	75	74
3.500%, 01/15/2025	150	140
Ahern Rentals
7.375%, 05/15/2023 (A)	138	128
Air Lease
3.750%, 02/01/2022	100	99
3.375%, 06/01/2021	35	35
2.750%, 01/15/2023	100	95
Aircastle
7.625%, 04/15/2020	15	16
6.250%, 12/01/2019	30	31
5.500%, 02/15/2022	30	31
5.125%, 03/15/2021	30	31
5.000%, 04/01/2023	30	30
4.125%, 05/01/2024	30	29
Allegion US Holding
3.550%, 10/01/2027	50	45
3.200%, 10/01/2024	50	46
Allison Transmission
5.000%, 10/01/2024 (A)	45	44
American Airlines Group
4.625%, 03/01/2020 (A)	100	100
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	88	85

26	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	$92	$86
Amsted Industries
5.000%, 03/15/2022 (A)	50	49
Aptim
7.750%, 06/15/2025 (A)	50	41
Arconic
5.125%, 10/01/2024	100	99
Avolon Holdings Funding
5.500%, 01/15/2023 (A)	135	134
5.125%, 10/01/2023 (A)	50	49
BBA US Holdings
5.375%, 05/01/2026 (A)	40	40
BCD Acquisition
9.625%, 09/15/2023 (A)	125	132
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	100	90
Boeing
4.875%, 02/15/2020	100	102
3.625%, 03/01/2048	20	18
3.550%, 03/01/2038	30	27
3.250%, 03/01/2028	50	48
2.800%, 03/01/2023	50	49
2.800%, 03/01/2027	50	47
Bombardier
8.750%, 12/01/2021 (A)	100	108
7.500%, 12/01/2024 (A)	89	90
7.500%, 03/15/2025 (A)	260	260
6.000%, 10/15/2022 (A)	100	98
Brand Industrial Services
8.500%, 07/15/2025 (A)	78	77
Brink’s
4.625%, 10/15/2027 (A)	97	89
Builders FirstSource
5.625%, 09/01/2024 (A)	135	126
Burlington Northern Santa Fe
4.900%, 04/01/2044	50	52
4.550%, 09/01/2044	100	101
4.150%, 04/01/2045	50	47
4.150%, 12/15/2048	55	52
4.050%, 06/15/2048	65	60
3.400%, 09/01/2024	50	49
3.000%, 04/01/2025	100	96
BWAY Holding
7.250%, 04/15/2025 (A)	145	138
5.500%, 04/15/2024 (A)	120	115
Canadian National Railway
3.200%, 08/02/2046	50	41
2.950%, 11/21/2024	50	48
Canadian Pacific Railway
6.125%, 09/15/2115	30	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.800%, 09/15/2035	$20	$20
Carlisle
3.750%, 12/01/2027	50	47
Caterpillar
4.300%, 05/15/2044	100	99
3.400%, 05/15/2024	50	50
Caterpillar Financial Services
1.700%, 08/09/2021	50	48
Caterpillar Financial Services MTN
2.400%, 06/06/2022	100	96
2.100%, 01/10/2020	75	74
1.850%, 09/04/2020	100	98
Cintas No. 2
3.700%, 04/01/2027	50	48
2.900%, 04/01/2022	50	49
Cloud Crane
10.125%, 08/01/2024 (A)	45	48
CNH Industrial MTN
3.850%, 11/15/2027	35	32
CNH Industrial Capital
4.875%, 04/01/2021	25	26
4.375%, 11/06/2020	35	35
4.375%, 04/05/2022	25	25
3.875%, 10/15/2021	20	20
Core & Main
6.125%, 08/15/2025 (A)	95	89
CSX
4.650%, 03/01/2068	50	46
4.300%, 03/01/2048	50	46
4.250%, 11/01/2066	50	43
4.100%, 03/15/2044	75	67
3.800%, 03/01/2028	50	48
3.800%, 11/01/2046	50	43
3.400%, 08/01/2024	50	49
3.250%, 06/01/2027	50	46
2.600%, 11/01/2026	50	45
Deere
3.900%, 06/09/2042	100	95
2.600%, 06/08/2022	50	48
Delta Air Lines
4.375%, 04/19/2028	50	48
3.800%, 04/19/2023	30	29
3.625%, 03/15/2022	50	49
2.875%, 03/13/2020	30	30
2.600%, 12/04/2020	45	44
Dover
5.375%, 03/01/2041	100	106
Eaton
4.000%, 11/02/2032	50	48
2.750%, 11/02/2022	150	145
Emerson Electric
2.625%, 02/15/2023	125	120

Adviser Managed Trust / Quarterly Report / October 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equifax
2.300%, 06/01/2021	$50	$48
FedEx
5.100%, 01/15/2044	50	49
4.400%, 01/15/2047	50	45
4.200%, 10/17/2028	100	99
4.050%, 02/15/2048	50	42
3.900%, 02/01/2035	100	91
3.400%, 02/15/2028	50	47
Flex Acquisition
7.875%, 07/15/2026 (A)	80	77
6.875%, 01/15/2025 (A)	60	56
Fluor
3.500%, 12/15/2024	100	96
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	40	41
FXI Holdings
7.875%, 11/01/2024 (A)	75	70
Gates Global
6.000%, 07/15/2022 (A)	54	54
GATX
3.250%, 09/15/2026	100	91
2.600%, 03/30/2020	100	99
GE Capital International Funding
4.418%, 11/15/2035	251	221
2.342%, 11/15/2020	300	291
General Dynamics
3.000%, 05/11/2021	50	50
2.375%, 11/15/2024	100	93
2.250%, 11/15/2022	100	96
General Electric
2.700%, 10/09/2022	150	142
General Electric MTN
6.875%, 01/10/2039	115	132
6.750%, 03/15/2032	101	114
5.300%, 02/11/2021	125	128
Grinding Media
7.375%, 12/15/2023 (A)	180	185
H&E Equipment Services
5.625%, 09/01/2025	188	179
Harris
4.854%, 04/27/2035	35	35
4.400%, 06/15/2028	150	150
3.832%, 04/27/2025	50	49
HC2 Holdings
11.000%, 12/01/2019 (A)	40	40
Hertz
7.625%, 06/01/2022 (A)	50	48
5.500%, 10/15/2024 (A)	140	107
Honeywell International
1.850%, 11/01/2021	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hubbell
3.350%, 03/01/2026	$50	$47
Icahn Enterprises
6.375%, 12/15/2025	75	75
5.875%, 02/01/2022	150	150
IHS Markit
4.125%, 08/01/2023	25	25
Illinois Tool Works
3.500%, 03/01/2024	100	100
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	50	55
4.250%, 06/15/2023	150	153
Intrepid Aviation Group Holdings
8.500%, 08/15/2021 (A)	50	50
JB Hunt Transport Services
3.300%, 08/15/2022	50	49
John Deere Capital
2.550%, 01/08/2021	100	99
John Deere Capital MTN
3.350%, 06/12/2024	100	98
2.800%, 03/06/2023	100	97
2.650%, 01/06/2022	100	98
2.650%, 06/24/2024	50	47
Johnson Controls International
0.000%, 07/02/2024	50	49
0.000%, 07/02/2044	100	94
0.000%, 07/02/2064	25	23
Kansas City Southern
4.950%, 08/15/2045	100	99
KLX
5.875%, 12/01/2022 (A)	145	149
L3 Technologies
4.950%, 02/15/2021	100	103
Lockheed Martin
4.700%, 05/15/2046	100	101
4.500%, 05/15/2036	100	101
3.800%, 03/01/2045	100	89
3.550%, 01/15/2026	100	98
2.900%, 03/01/2025	25	24
2.500%, 11/23/2020	100	98
Masco
4.375%, 04/01/2026	50	49
3.500%, 04/01/2021	65	65
Masonite International
5.625%, 03/15/2023 (A)	63	63
Multi-Color
4.875%, 11/01/2025 (A)	153	140
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	75
Navistar International
6.625%, 11/01/2025 (A)	26	26

28	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nielsen Finance
5.000%, 04/15/2022 (A)	$150	$146
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	100
Norfolk Southern
4.450%, 06/15/2045	100	96
3.950%, 10/01/2042	100	89
3.942%, 11/01/2047	95	84
3.250%, 12/01/2021	150	149
2.900%, 06/15/2026	35	32
Northrop Grumman
4.750%, 06/01/2043	25	25
4.030%, 10/15/2047	75	67
3.850%, 04/15/2045	100	87
3.250%, 08/01/2023	50	49
3.250%, 01/15/2028	65	60
2.080%, 10/15/2020	160	156
Novelis
5.875%, 09/30/2026 (A)	250	236
Owens Corning
4.300%, 07/15/2047	50	38
4.200%, 12/01/2024	100	99
PACCAR Financial MTN
2.800%, 03/01/2021	35	34
2.300%, 08/10/2022	50	48
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	100	99
5.250%, 08/15/2022 (A)	35	35
4.500%, 03/15/2023 (A)	238	226
Parker-Hannifin MTN
4.200%, 11/21/2034	135	132
Pisces Midco
8.000%, 04/15/2026 (A)	55	53
Pitney Bowes
3.875%, 10/01/2021	100	95
Plastipak Holdings
6.250%, 10/15/2025 (A)	50	46
Precision Castparts
2.500%, 01/15/2023	100	96
Raytheon
3.125%, 10/15/2020	100	100
2.500%, 12/15/2022	100	96
RBS Global
4.875%, 12/15/2025 (A)	87	82
Republic Services
3.550%, 06/01/2022	50	50
2.900%, 07/01/2026	100	92
Rockwell Collins
4.350%, 04/15/2047	25	23
3.200%, 03/15/2024	50	48
2.800%, 03/15/2022	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Roper Technologies
3.850%, 12/15/2025	$25	$24
3.800%, 12/15/2026	150	144
3.000%, 12/15/2020	100	99
Ryder System MTN
2.875%, 09/01/2020	50	49
2.650%, 03/02/2020	100	99
Sensata Technologies
5.000%, 10/01/2025 (A)	40	39
4.875%, 10/15/2023 (A)	100	97
Snap-on
4.100%, 03/01/2048	40	37
Spirit AeroSystems
3.850%, 06/15/2026	25	24
Stanley Black & Decker
2.900%, 11/01/2022	100	98
Terex
5.625%, 02/01/2025 (A)	105	100
Tervita Escrow
7.625%, 12/01/2021 (A)	50	51
Textron
3.375%, 03/01/2028	100	91
Titan Acquisition
7.750%, 04/15/2026 (A)	140	117
TransDigm
6.500%, 07/15/2024	100	101
6.500%, 05/15/2025	25	25
6.375%, 06/15/2026	100	98
6.000%, 07/15/2022	200	201
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	45	45
Tutor Perini
6.875%, 05/01/2025 (A)	85	85
Union Pacific
4.163%, 07/15/2022	100	102
4.050%, 03/01/2046	50	45
4.000%, 04/15/2047	50	45
3.875%, 02/01/2055	100	84
3.799%, 10/01/2051	55	46
3.600%, 09/15/2037	20	18
3.000%, 04/15/2027	50	47
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	40	41
United Airlines Pass-Through Trust, Ser 2015-1, Cl AA
3.450%, 12/01/2027	45	43
United Airlines Pass-Through Trust, Ser 2016-1, Cl A
3.450%, 07/07/2028	28	27

Adviser Managed Trust / Quarterly Report / October 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2016-1, Cl AA
3.100%, 07/07/2028	$47	$45
United Airlines Pass-Through Trust, Ser 2016-2, Cl AA
2.875%, 10/07/2028	92	85
United Parcel Service
6.200%, 01/15/2038	50	60
3.750%, 11/15/2047	50	44
3.400%, 11/15/2046	50	41
3.125%, 01/15/2021	50	50
3.050%, 11/15/2027	50	47
2.800%, 11/15/2024	50	48
2.500%, 04/01/2023	50	48
2.400%, 11/15/2026	50	45
2.350%, 05/16/2022	50	48
2.050%, 04/01/2021	50	49
United Rentals North America
6.500%, 12/15/2026	50	50
5.500%, 07/15/2025	325	317
5.500%, 05/15/2027	140	133
4.875%, 01/15/2028	154	139
4.625%, 07/15/2023	85	84
United Technologies
4.625%, 11/16/2048	25	24
4.500%, 04/15/2020	100	102
4.500%, 06/01/2042	100	95
4.450%, 11/16/2038	20	19
4.125%, 11/16/2028	30	29
3.950%, 08/16/2025	15	15
3.650%, 08/16/2023	20	20
3.350%, 08/16/2021	10	10
3.125%, 05/04/2027	100	92
3.100%, 06/01/2022	150	147
USG
4.875%, 06/01/2027 (A)	130	130
Verisk Analytics
5.500%, 06/15/2045	100	101
Vertiv Group
9.250%, 10/15/2024 (A)	40	40
Vertiv Intermediate Holding
12.000% cash/0% PIK, 02/15/2022 (A)	90	88
Wabtec
3.450%, 11/15/2026	100	91
Waste Management
4.750%, 06/30/2020	50	51
4.100%, 03/01/2045	50	47
3.150%, 11/15/2027	50	47
3.125%, 03/01/2025	50	48
Waste Pro USA
5.500%, 02/15/2026 (A)	155	147

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WESCO Distribution
5.375%, 12/15/2021	$100	$100
WW Grainger
4.600%, 06/15/2045	50	49
4.200%, 05/15/2047	50	46
XPO Logistics
6.500%, 06/15/2022 (A)	117	120
Xylem
4.375%, 11/01/2046	50	46

		20,594

Information Technology — 2.3%
Adobe
3.250%, 02/01/2025	50	48
Amphenol
3.200%, 04/01/2024	100	95
2.200%, 04/01/2020	100	99
Analog Devices
3.900%, 12/15/2025	100	98
3.500%, 12/05/2026	50	47
Apple
4.500%, 02/23/2036	100	104
4.375%, 05/13/2045	50	50
4.250%, 02/09/2047	50	49
3.850%, 05/04/2043	100	92
3.850%, 08/04/2046	95	87
3.750%, 09/12/2047	100	90
3.750%, 11/13/2047	50	45
3.350%, 02/09/2027	50	48
3.250%, 02/23/2026	300	289
3.200%, 05/11/2027	100	95
3.000%, 06/20/2027	100	94
2.850%, 05/06/2021	75	74
2.850%, 05/11/2024	100	96
2.500%, 02/09/2022	100	97
2.500%, 02/09/2025	75	70
2.450%, 08/04/2026	50	45
2.400%, 01/13/2023	100	96
2.400%, 05/03/2023	200	191
2.300%, 05/11/2022	100	96
2.250%, 02/23/2021	90	88
1.550%, 08/04/2021	100	96
Applied Materials
5.100%, 10/01/2035	35	37
4.350%, 04/01/2047	45	42
3.900%, 10/01/2025	35	35
3.300%, 04/01/2027	55	52
2.625%, 10/01/2020	50	49
Arrow Electronics
4.000%, 04/01/2025	100	96
3.250%, 09/08/2024	100	94

30	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Autodesk
4.375%, 06/15/2025	$100	$99
Automatic Data Processing
3.375%, 09/15/2025	25	25
2.250%, 09/15/2020	50	49
Avnet
4.625%, 04/15/2026	25	24
3.750%, 12/01/2021	25	25
Broadcom
3.875%, 01/15/2027	50	46
3.625%, 01/15/2024	100	95
3.500%, 01/15/2028	50	44
3.125%, 01/15/2025	35	32
3.000%, 01/15/2022	100	97
2.650%, 01/15/2023	50	47
2.375%, 01/15/2020	100	99
2.200%, 01/15/2021	50	48
CA
4.700%, 03/15/2027	50	48
3.600%, 08/01/2020	50	50
Camelot Finance
7.875%, 10/15/2024 (A)	135	134
CDK Global
5.875%, 06/15/2026	25	25
5.000%, 10/15/2024	10	10
4.875%, 06/01/2027	70	66
CDW
5.000%, 09/01/2023	131	131
5.000%, 09/01/2025	70	68
Cisco Systems
5.900%, 02/15/2039	100	121
5.500%, 01/15/2040	100	115
4.450%, 01/15/2020	50	51
2.950%, 02/28/2026	100	95
2.500%, 09/20/2026	50	45
2.200%, 02/28/2021	50	49
1.850%, 09/20/2021	100	96
CommScope
5.000%, 06/15/2021 (A)	150	149
CommScope Technologies
6.000%, 06/15/2025 (A)	82	80
5.000%, 03/15/2027 (A)	65	58
Corning
4.375%, 11/15/2057	100	81
Dell International
8.350%, 07/15/2046 (A)	100	116
8.100%, 07/15/2036 (A)	50	56
7.125%, 06/15/2024 (A)	100	106
6.020%, 06/15/2026 (A)	100	104
5.875%, 06/15/2021 (A)	171	173
5.450%, 06/15/2023 (A)	115	119
4.420%, 06/15/2021 (A)	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DXC Technology
4.750%, 04/15/2027	$200	$199
Entegris
4.625%, 02/10/2026 (A)	100	93
Exela Intermediate
10.000%, 07/15/2023 (A)	100	104
Fidelity National Information Services
4.750%, 05/15/2048	50	48
4.500%, 08/15/2046	25	23
4.250%, 05/15/2028	40	39
3.625%, 10/15/2020	112	112
3.500%, 04/15/2023	53	52
3.000%, 08/15/2026	50	46
2.250%, 08/15/2021	53	51
First Data
7.000%, 12/01/2023 (A)	365	379
5.750%, 01/15/2024 (A)	200	201
5.375%, 08/15/2023 (A)	100	101
5.000%, 01/15/2024 (A)	200	197
Flex
4.750%, 06/15/2025	50	49
FLIR Systems
3.125%, 06/15/2021	150	148
Gartner
5.125%, 04/01/2025 (A)	145	144
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	125
Genpact Luxembourg Sarl
3.700%, 04/01/2022	100	98
GTT Communications
7.875%, 12/31/2024 (A)	84	79
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	132
8.375%, 08/15/2022 (A)	50	45
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	49
6.200%, 10/15/2035	50	50
4.900%, 10/15/2025	100	101
4.400%, 10/15/2022	50	51
3.600%, 10/15/2020	50	50
Hughes Satellite Systems
6.625%, 08/01/2026	85	81
5.250%, 08/01/2026	105	100
IBM Credit
1.800%, 01/20/2021	100	97
Infor
5.750%, 08/15/2020 (A)	20	20
Infor Software Parent
7.125% cash/0% PIK, 05/01/2021 (A)	100	100
Infor US
6.500%, 05/15/2022	201	200

Adviser Managed Trust / Quarterly Report / October 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Informatica
7.125%, 07/15/2023 (A)	$101	$103
Ingram Micro
5.450%, 12/15/2024	80	78
Intel
4.100%, 05/11/2047	50	47
3.734%, 12/08/2047	197	176
3.700%, 07/29/2025	45	45
3.300%, 10/01/2021	100	100
2.875%, 05/11/2024	100	96
2.700%, 12/15/2022	50	49
2.600%, 05/19/2026	50	46
2.450%, 07/29/2020	85	84
International Business Machines
4.000%, 06/20/2042	100	91
3.625%, 02/12/2024	50	50
2.875%, 11/09/2022	100	97
2.500%, 01/27/2022	100	97
2.250%, 02/19/2021	100	97
j2 Cloud Services
6.000%, 07/15/2025 (A)	95	94
Jabil
3.950%, 01/12/2028	55	50
Keysight Technologies
4.600%, 04/06/2027	65	64
KLA-Tencor
4.650%, 11/01/2024	100	102
Lam Research
2.750%, 03/15/2020	100	99
Mastercard
3.375%, 04/01/2024	100	99
2.000%, 11/21/2021	90	87
Microsoft
4.500%, 10/01/2040	100	104
4.450%, 11/03/2045	100	103
4.250%, 02/06/2047	100	101
3.950%, 08/08/2056	50	46
3.700%, 08/08/2046	100	92
3.500%, 02/12/2035	50	47
3.450%, 08/08/2036	100	92
3.300%, 02/06/2027	100	97
2.875%, 02/06/2024	35	34
2.700%, 02/12/2025	100	95
2.400%, 08/08/2026	50	45
2.375%, 02/12/2022	100	97
2.375%, 05/01/2023	100	96
2.000%, 11/03/2020	100	98
2.000%, 08/08/2023	100	94
1.850%, 02/06/2020	100	99
1.550%, 08/08/2021	100	96
Motorola Solutions
4.000%, 09/01/2024	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 03/01/2023	$100	$97
NCR
6.375%, 12/15/2023	150	150
NetApp
3.375%, 06/15/2021	50	50
Nuance Communications
5.625%, 12/15/2026	115	113
NVIDIA
3.200%, 09/16/2026	50	47
2.200%, 09/16/2021	30	29
NXP BV
4.125%, 06/01/2021 (A)	150	149
3.875%, 09/01/2022 (A)	200	193
Open Text
5.875%, 06/01/2026 (A)	110	111
5.625%, 01/15/2023 (A)	40	40
Oracle
5.375%, 07/15/2040	150	166
4.375%, 05/15/2055	100	94
4.300%, 07/08/2034	100	98
4.125%, 05/15/2045	100	92
4.000%, 07/15/2046	50	45
4.000%, 11/15/2047	70	63
3.850%, 07/15/2036	50	46
3.400%, 07/08/2024	100	98
3.250%, 11/15/2027	100	95
2.950%, 11/15/2024	100	95
2.800%, 07/08/2021	75	74
2.650%, 07/15/2026	40	37
2.625%, 02/15/2023	70	67
2.400%, 09/15/2023	50	47
1.900%, 09/15/2021	135	130
Plantronics
5.500%, 05/31/2023 (A)	126	123
PTC
6.000%, 05/15/2024	98	100
Qorvo
5.500%, 07/15/2026 (A)	60	60
QUALCOMM
4.800%, 05/20/2045	100	97
4.650%, 05/20/2035	100	98
4.300%, 05/20/2047	130	117
3.450%, 05/20/2025	100	96
3.250%, 05/20/2027	50	46
2.900%, 05/20/2024	50	47
2.600%, 01/30/2023	100	96
Rackspace Hosting
8.625%, 11/15/2024 (A)	100	94
Riverbed Technology
8.875%, 03/01/2023 (A)	80	73
salesforce.com
3.700%, 04/11/2028	50	49

32	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seagate HDD Cayman
4.750%, 01/01/2025	$100	$91
Solera
10.500%, 03/01/2024 (A)	150	163
Symantec
5.000%, 04/15/2025 (A)	90	85
Texas Instruments
2.625%, 05/15/2024	100	95
1.850%, 05/15/2022	100	95
1.750%, 05/01/2020	100	98
Thomson Reuters
3.850%, 09/29/2024	39	38
TIBCO Software
11.375%, 12/01/2021 (A)	100	106
Total System Services
4.450%, 06/01/2028	50	49
3.750%, 06/01/2023	100	99
Tyco Electronics Group
3.125%, 08/15/2027	100	92
VeriSign
5.250%, 04/01/2025	100	100
Veritas US
10.500%, 02/01/2024 (A)	120	103
ViaSat
5.625%, 09/15/2025 (A)	148	137
Visa
4.300%, 12/14/2045	100	99
4.150%, 12/14/2035	130	130
3.650%, 09/15/2047	100	90
2.800%, 12/14/2022	100	97
2.200%, 12/14/2020	100	98
VMware
3.900%, 08/21/2027	30	28
2.950%, 08/21/2022	135	129
2.300%, 08/21/2020	130	127
West
8.500%, 10/15/2025 (A)	180	162
Western Digital
4.750%, 02/15/2026	200	185
Western Union
4.250%, 06/09/2023	50	50
Xerox
5.625%, 12/15/2019	100	102
3.625%, 03/15/2023	50	46
Xilinx
3.000%, 03/15/2021	50	49

		18,574

Materials — 1.2%
Air Products & Chemicals
3.350%, 07/31/2024	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Albemarle
4.150%, 12/01/2024	$100	$100
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	210
ArcelorMittal
7.000%, 10/15/2039	24	26
6.250%, 02/25/2022	20	21
6.125%, 06/01/2025	15	16
5.500%, 03/01/2021	25	26
5.250%, 08/05/2020	30	31
Ardagh Packaging Finance Holdings
7.250%, 05/15/2024 (A)	275	276
4.625%, 05/15/2023 (A)	150	146
Axalta Coating Systems
4.875%, 08/15/2024 (A)	150	142
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	75	76
Ball
5.250%, 07/01/2025	190	192
4.375%, 12/15/2020	60	60
Barrick
5.250%, 04/01/2042	100	101
Bemis
3.100%, 09/15/2026	50	45
Berry Global
5.500%, 05/15/2022	100	100
4.500%, 02/15/2026 (A)	100	93
BHP Billiton Finance USA
5.000%, 09/30/2043	100	108
2.875%, 02/24/2022	55	54
Big River Steel
7.250%, 09/01/2025 (A)	110	115
Blue Cube Spinco
10.000%, 10/15/2025	100	113
Celanese US Holdings
5.875%, 06/15/2021	30	31
4.625%, 11/15/2022	30	31
Chemours
6.625%, 05/15/2023	80	82
5.375%, 05/15/2027	75	70
Cleveland-Cliffs
5.750%, 03/01/2025	100	94
Crown Americas
4.750%, 02/01/2026 (A)	85	80
CVR Partners
9.250%, 06/15/2023 (A)	85	90
Dow Chemical
4.375%, 11/15/2042	50	44
4.250%, 11/15/2020	100	101
4.250%, 10/01/2034	100	91
3.500%, 10/01/2024	100	97
3.000%, 11/15/2022	50	49

Adviser Managed Trust / Quarterly Report / October 31, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
E.I. du Pont de Nemours
4.900%, 01/15/2041	$100	$99
4.625%, 01/15/2020	100	102
2.800%, 02/15/2023	100	97
Eastman Chemical
4.650%, 10/15/2044	50	45
3.800%, 03/15/2025	100	97
Ecolab
4.350%, 12/08/2021	82	84
3.950%, 12/01/2047	20	18
3.250%, 12/01/2027	35	33
2.700%, 11/01/2026	20	19
2.375%, 08/10/2022	50	48
Fibria Overseas Finance
5.500%, 01/17/2027	50	50
4.000%, 01/14/2025	50	47
FMG Resources August 2006 Pty
4.750%, 05/15/2022 (A)	125	120
Freeport-McMoRan
4.550%, 11/14/2024	100	92
3.875%, 03/15/2023	150	139
Georgia-Pacific
8.875%, 05/15/2031	100	143
Goldcorp
3.700%, 03/15/2023	100	98
Hexion
10.375%, 02/01/2022 (A)	90	80
Hudbay Minerals
7.625%, 01/15/2025 (A)	50	50
International Flavors & Fragrances
4.375%, 06/01/2047	30	26
International Paper
7.500%, 08/15/2021	68	75
5.150%, 05/15/2046	100	96
4.800%, 06/15/2044	100	92
4.750%, 02/15/2022	100	103
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	75	80
Koppers
6.000%, 02/15/2025 (A)	100	96
Lubrizol
6.500%, 10/01/2034	100	124
LYB International Finance BV
4.875%, 03/15/2044	50	46
LYB International Finance II BV
3.500%, 03/02/2027	64	58
LyondellBasell Industries
4.625%, 02/26/2055	100	84
Martin Marietta Materials
4.250%, 07/02/2024	50	50
Momentive Performance Materials
3.880%, 10/24/2021	145	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mosaic
4.250%, 11/15/2023	$25	$25
Newmont Mining
6.250%, 10/01/2039	50	55
4.875%, 03/15/2042	25	23
3.500%, 03/15/2022	100	99
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	86	87
Nucor
6.400%, 12/01/2037	100	119
4.000%, 08/01/2023	100	101
Nutrien
5.250%, 01/15/2045	70	69
4.125%, 03/15/2035	200	181
4.000%, 12/15/2026	50	48
3.625%, 03/15/2024	50	48
3.000%, 04/01/2025	100	92
Olin
5.125%, 09/15/2027	90	84
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	95	94
5.000%, 01/15/2022 (A)	15	15
Packaging Corp of America
2.450%, 12/15/2020	35	34
Platform Specialty Products
6.500%, 02/01/2022 (A)	168	170
PQ
6.750%, 11/15/2022 (A)	50	51
Praxair
3.200%, 01/30/2026	100	96
Rain CII Carbon
7.250%, 04/01/2025 (A)	100	101
Rayonier AM Products
5.500%, 06/01/2024 (A)	100	93
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	100	100
5.125%, 07/15/2023 (A)	150	147
Rio Tinto Finance USA
3.750%, 06/15/2025	150	149
RPM International
5.250%, 06/01/2045	50	49
Sherwin-Williams
4.500%, 06/01/2047	129	116
3.125%, 06/01/2024	25	24
2.250%, 05/15/2020	50	49
Sonoco Products
5.750%, 11/01/2040	100	107
Southern Copper
6.750%, 04/16/2040	100	114
3.875%, 04/23/2025	60	57
SPCM
4.875%, 09/15/2025 (A)	75	69

34	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Industries
6.000%, 10/15/2025 (A)	$100	$99
5.500%, 02/15/2023 (A)	100	98
5.375%, 11/15/2024 (A)	50	48
4.750%, 01/15/2028 (A)	185	165
Steel Dynamics
5.500%, 10/01/2024	100	101
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	147	150
Teck Resources
8.500%, 06/01/2024 (A)	50	54
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	75	69
Tronox
6.500%, 04/15/2026 (A)	100	91
United States Steel
6.875%, 08/15/2025	121	119
US Concrete
6.375%, 06/01/2024	100	93
Vale Overseas
6.250%, 08/10/2026	100	107
4.375%, 01/11/2022	40	40
Vulcan Materials
4.700%, 03/01/2048 (A)	50	43
WestRock
3.000%, 09/15/2024 (A)	100	94
WR Grace & Company
5.125%, 10/01/2021 (A)	100	101

		9,695

Real Estate — 1.1%
Alexandria Real Estate Equities
4.600%, 04/01/2022	100	102
American Campus Communities Operating Partnership
3.625%, 11/15/2027	80	74
3.350%, 10/01/2020	50	50
American Tower
4.000%, 06/01/2025	100	97
3.450%, 09/15/2021	150	149
3.300%, 02/15/2021	100	99
3.125%, 01/15/2027	100	90
2.800%, 06/01/2020	100	99
AvalonBay Communities MTN
3.500%, 11/15/2024	100	99
3.500%, 11/15/2025	100	97
3.350%, 05/15/2027	50	47
Boston Properties
3.200%, 01/15/2025	50	47
3.125%, 09/01/2023	150	145
Brixmor Operating Partnership
4.125%, 06/15/2026	25	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 08/15/2022	$30	$30
3.650%, 06/15/2024	50	48
3.250%, 09/15/2023	50	48
Camden Property Trust
4.100%, 10/15/2028	20	20
CBL & Associates
5.950%, 12/15/2026	150	125
Corporate Office Properties
5.000%, 07/01/2025	50	50
Crown Castle International
5.250%, 01/15/2023	125	130
4.750%, 05/15/2047	25	23
4.450%, 02/15/2026	65	64
4.000%, 03/01/2027	20	19
3.800%, 02/15/2028	50	47
3.650%, 09/01/2027	35	32
3.400%, 02/15/2021	55	55
3.200%, 09/01/2024	35	33
3.150%, 07/15/2023	30	29
2.250%, 09/01/2021	55	53
CubeSmart
3.125%, 09/01/2026	50	45
CyrusOne
5.000%, 03/15/2024	100	100
Digital Realty Trust
3.950%, 07/01/2022	100	100
3.700%, 08/15/2027	50	47
2.750%, 02/01/2023	50	48
Duke Realty
3.875%, 10/15/2022	50	50
EPR Properties
4.750%, 12/15/2026	50	48
Equinix
5.875%, 01/15/2026	250	254
5.375%, 01/01/2022	100	102
5.375%, 05/15/2027	40	40
ERP Operating
4.000%, 08/01/2047	50	45
3.375%, 06/01/2025	100	97
3.250%, 08/01/2027	50	47
Essex Portfolio
4.500%, 03/15/2048	50	47
3.375%, 04/15/2026	50	47
Federal Realty Investment Trust
4.500%, 12/01/2044	50	48
Five Point Operating
7.875%, 11/15/2025 (A)	100	99
GLP Capital
5.750%, 06/01/2028	15	15
5.375%, 11/01/2023	15	15
5.375%, 04/15/2026	30	30
5.250%, 06/01/2025	15	15

Adviser Managed Trust / Quarterly Report / October 31, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 11/01/2020	$40	$41
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	80	78
HCP
4.000%, 12/01/2022	50	50
4.000%, 06/01/2025	100	97
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	37
Highwoods Realty
3.200%, 06/15/2021	100	98
Hospitality Properties Trust
4.950%, 02/15/2027	70	68
4.500%, 03/15/2025	50	48
4.375%, 02/15/2030	50	45
3.950%, 01/15/2028	30	27
Host Hotels & Resorts
4.000%, 06/15/2025	65	62
3.875%, 04/01/2024	50	49
Howard Hughes
5.375%, 03/15/2025 (A)	100	96
Hudson Pacific Properties
3.950%, 11/01/2027	50	46
Iron Mountain
6.000%, 08/15/2023	100	103
4.875%, 09/15/2027 (A)	125	111
Kennedy-Wilson
5.875%, 04/01/2024	190	182
Kilroy Realty
4.375%, 10/01/2025	100	99
Kimco Realty
4.450%, 09/01/2047	50	45
3.200%, 05/01/2021	120	119
Lamar Media
5.375%, 01/15/2024	100	100
Liberty Property
3.375%, 06/15/2023	95	93
Life Storage
3.875%, 12/15/2027	50	47
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	108	108
4.500%, 09/01/2026	135	122
Mid-America Apartments
4.000%, 11/15/2025	50	49
3.600%, 06/01/2027	50	47
MPT Operating Partnership
6.375%, 03/01/2024	100	104
5.250%, 08/01/2026	75	72
National Retail Properties
4.000%, 11/15/2025	65	63
3.600%, 12/15/2026	50	47
3.500%, 10/15/2027	50	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Outfront Media Capital
5.625%, 02/15/2024	$200	$200
Physicians Realty
3.950%, 01/15/2028	50	46
Prologis
3.750%, 11/01/2025	65	64
Public Storage
3.094%, 09/15/2027	30	28
2.370%, 09/15/2022	100	96
Realogy Group
5.250%, 12/01/2021 (A)	100	99
4.875%, 06/01/2023 (A)	50	45
Realty Income
4.650%, 08/01/2023	150	155
3.250%, 10/15/2022	60	59
Regency Centers
4.400%, 02/01/2047	35	32
3.600%, 02/01/2027	30	28
Sabra Health Care
5.500%, 02/01/2021	50	51
SBA Communications
4.875%, 07/15/2022	100	99
4.875%, 09/01/2024	150	145
4.000%, 10/01/2022	65	62
Select Income
4.500%, 02/01/2025	100	96
Simon Property Group
4.250%, 11/30/2046	50	47
3.500%, 09/01/2025	150	145
3.250%, 11/30/2026	50	47
2.750%, 06/01/2023	50	48
2.625%, 06/15/2022	50	48
2.500%, 09/01/2020	100	99
SITE Centers
4.700%, 06/01/2027	35	35
3.625%, 02/01/2025	87	82
Tanger Properties
3.125%, 09/01/2026	50	44
UDR MTN
3.750%, 07/01/2024	100	98
Uniti Group
8.250%, 10/15/2023	110	103
7.125%, 12/15/2024 (A)	100	89
6.000%, 04/15/2023 (A)	33	32
Ventas Realty
4.000%, 03/01/2028	100	96
3.250%, 10/15/2026	50	46
2.700%, 04/01/2020	80	79
VEREIT Operating Partnership
4.875%, 06/01/2026	30	30
4.600%, 02/06/2024	25	25
4.125%, 06/01/2021	20	20

36	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 08/15/2027	$40	$37
Vornado Realty
3.500%, 01/15/2025	50	48
Washington Prime Group
5.950%, 08/15/2024	50	46
Welltower
6.500%, 03/15/2041	70	81
4.950%, 01/15/2021	145	148
4.250%, 04/01/2026	50	49
WeWork
7.875%, 05/01/2025 (A)	130	119
Weyerhaeuser
7.375%, 03/15/2032	100	123
WP Carey
4.600%, 04/01/2024	50	50

		8,983

Utilities — 1.7%
AEP Texas
3.800%, 10/01/2047	100	88
AEP Transmission
3.750%, 12/01/2047	50	44
AES
6.000%, 05/15/2026	100	102
4.500%, 03/15/2023	145	143
Alabama Power
3.750%, 03/01/2045	100	88
Ameren
2.700%, 11/15/2020	100	99
Ameren Illinois
3.800%, 05/15/2028	25	25
3.250%, 03/01/2025	100	97
American Water Capital
6.593%, 10/15/2037	100	123
AmeriGas Partners
5.875%, 08/20/2026	120	114
5.750%, 05/20/2027	100	93
5.625%, 05/20/2024	70	67
5.500%, 05/20/2025	90	84
Appalachian Power
7.000%, 04/01/2038	100	126
4.450%, 06/01/2045	100	97
3.400%, 06/01/2025	50	48
Arizona Public Service
2.950%, 09/15/2027	100	93
Atmos Energy
4.125%, 10/15/2044	100	95
Avangrid
3.150%, 12/01/2024	50	47
Baltimore Gas & Electric
2.400%, 08/15/2026	50	45

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banff Merger Sub
9.750%, 09/01/2026 (A)	$95	$91
Berkshire Hathaway Energy
6.125%, 04/01/2036	47	55
4.450%, 01/15/2049 (A)	250	240
3.800%, 07/15/2048	25	22
3.250%, 04/15/2028	30	28
2.800%, 01/15/2023	40	39
2.375%, 01/15/2021	25	24
Black Hills
3.950%, 01/15/2026	50	49
Calpine
5.750%, 01/15/2025	200	179
5.500%, 02/01/2024	70	63
5.375%, 01/15/2023	100	95
CenterPoint Energy
2.500%, 09/01/2022	50	48
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	100	102
CenterPoint Energy Resources
4.500%, 01/15/2021	50	51
Clearway Energy Operating
5.750%, 10/15/2025 (A)	50	49
5.375%, 08/15/2024	100	99
Cleco Corporate Holdings
4.973%, 05/01/2046	35	34
3.743%, 05/01/2026	50	46
CMS Energy
3.450%, 08/15/2027	50	47
Commonwealth Edison
4.000%, 03/01/2048	100	93
3.700%, 03/01/2045	50	44
2.950%, 08/15/2027	100	92
Connecticut Light & Power
4.300%, 04/15/2044	100	101
4.150%, 06/01/2045	100	97
Consolidated Edison
2.000%, 05/15/2021	100	96
Consolidated Edison of New York
6.300%, 08/15/2037	100	121
4.450%, 03/15/2044	100	99
4.300%, 12/01/2056	100	92
Consumers Energy
4.050%, 05/15/2048	100	96
3.950%, 05/15/2043	50	47
2.850%, 05/15/2022	100	98
Delmarva Power & Light
4.150%, 05/15/2045	50	47
Dominion Energy
4.050%, 09/15/2042	100	89
2.850%, 08/15/2026	30	27
2.579%, 07/01/2020	50	49

Adviser Managed Trust / Quarterly Report / October 31, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 12/01/2019	$100	$99
Dominion Energy Gas Holdings
4.600%, 12/15/2044	25	24
3.600%, 12/15/2024	100	98
2.500%, 12/15/2019	50	49
DTE Electric
3.750%, 08/15/2047	100	90
3.700%, 03/15/2045	50	45
3.700%, 06/01/2046	50	45
DTE Energy
3.300%, 06/15/2022	50	49
2.850%, 10/01/2026	50	45
2.400%, 12/01/2019	125	124
Duke Energy
3.750%, 04/15/2024	100	99
3.150%, 08/15/2027	100	92
Duke Energy Carolinas
4.250%, 12/15/2041	100	96
3.950%, 03/15/2048	50	46
3.050%, 03/15/2023	50	49
2.950%, 12/01/2026	100	94
Duke Energy Florida
4.200%, 07/15/2048	100	96
3.800%, 07/15/2028	100	99
3.200%, 01/15/2027	50	47
Duke Energy Indiana
3.750%, 05/15/2046	50	44
Duke Energy Ohio
3.700%, 06/15/2046	14	12
Duke Energy Progress
4.150%, 12/01/2044	50	48
Edison International
4.125%, 03/15/2028	50	49
2.950%, 03/15/2023	50	48
2.400%, 09/15/2022	80	75
El Paso Electric
5.000%, 12/01/2044	50	49
Emera US Finance
4.750%, 06/15/2046	35	33
3.550%, 06/15/2026	85	79
Entergy
5.125%, 09/15/2020	50	51
4.000%, 07/15/2022	100	101
2.950%, 09/01/2026	100	90
Entergy Arkansas
3.700%, 06/01/2024	100	100
Entergy Mississippi
2.850%, 06/01/2028	25	23
Evergy
4.850%, 06/01/2021	55	56
Eversource Energy
3.150%, 01/15/2025	100	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exelon
5.625%, 06/15/2035	$100	$108
5.100%, 06/15/2045	100	102
3.950%, 06/15/2025	100	98
Exelon Generation
5.600%, 06/15/2042	100	99
2.950%, 01/15/2020	100	100
FirstEnergy
7.375%, 11/15/2031	70	88
4.250%, 03/15/2023	40	41
Florida Power & Light
5.950%, 02/01/2038	100	120
4.125%, 06/01/2048	50	48
4.050%, 10/01/2044	100	96
Fortis
3.055%, 10/04/2026	100	90
Georgia Power
4.300%, 03/15/2042	125	114
Interstate Power & Light
3.700%, 09/15/2046	50	43
ITC Holdings
3.250%, 06/30/2026	30	28
Kansas City Power & Light
4.200%, 06/15/2047	100	91
Kentucky Utilities
5.125%, 11/01/2040	94	104
MidAmerican Energy
3.950%, 08/01/2047	50	47
3.650%, 08/01/2048	50	44
3.100%, 05/01/2027	50	47
National Fuel Gas
5.200%, 07/15/2025	100	100
3.950%, 09/15/2027	100	92
Nevada Power
2.750%, 04/15/2020	50	50
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	108	100
4.250%, 09/15/2024 (A)	36	34
NiSource
5.950%, 06/15/2041	100	111
5.650%, 02/01/2045	50	54
3.950%, 03/30/2048	100	86
3.490%, 05/15/2027	50	47
Northern States Power
4.125%, 05/15/2044	100	97
2.200%, 08/15/2020	50	49
NRG Energy
6.625%, 01/15/2027	75	78
6.250%, 05/01/2024	250	255
5.750%, 01/15/2028 (A)	109	109
NSTAR Electric
3.200%, 05/15/2027	100	95

38	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ohio Edison
6.875%, 07/15/2036	$100	$127
Oklahoma Gas & Electric
3.850%, 08/15/2047	50	44
Oncor Electric Delivery
2.950%, 04/01/2025	50	48
Pacific Gas & Electric
5.800%, 03/01/2037	100	105
4.750%, 02/15/2044	50	45
4.300%, 03/15/2045	30	26
PacifiCorp
3.600%, 04/01/2024	50	50
Piedmont Natural Gas
3.640%, 11/01/2046	25	21
Pinnacle West Capital
2.250%, 11/30/2020	45	44
Potomac Electric Power
6.500%, 11/15/2037	100	123
PPL Capital Funding
4.000%, 09/15/2047	100	87
3.400%, 06/01/2023	100	97
PPL Electric Utilities
4.150%, 10/01/2045	100	96
Progress Energy
4.400%, 01/15/2021	100	102
PSEG Power
8.625%, 04/15/2031	100	129
Public Service Electric & Gas MTN
3.000%, 05/15/2027	100	94
Public Service Enterprise Group
2.000%, 11/15/2021	100	95
San Diego Gas & Electric
3.750%, 06/01/2047	50	44
Sempra Energy
3.800%, 02/01/2038	100	87
2.900%, 02/01/2023	15	15
2.850%, 11/15/2020	100	99
2.400%, 03/15/2020	50	49
South Carolina Electric & Gas
5.100%, 06/01/2065	100	96
4.250%, 08/15/2028	15	15
Southern
4.400%, 07/01/2046	100	92
4.250%, 07/01/2036	30	28
3.250%, 07/01/2026	50	46
2.950%, 07/01/2023	100	96
2.350%, 07/01/2021	50	48
Southern California Edison
4.650%, 10/01/2043	100	101
3.700%, 08/01/2025	60	60
3.500%, 10/01/2023	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Gas
4.300%, 01/15/2049	$25	$24
4.125%, 06/01/2048	100	96
Southern Gas Capital
3.500%, 09/15/2021	100	100
Southern Power
4.950%, 12/15/2046	100	95
4.150%, 12/01/2025	50	49
2.500%, 12/15/2021	50	48
2.375%, 06/01/2020	50	49
Southwestern Electric Power
3.900%, 04/01/2045	50	44
Suburban Propane Partners
5.500%, 06/01/2024	50	48
Talen Energy Supply
10.500%, 01/15/2026 (A)	100	88
6.500%, 06/01/2025	128	95
TECO Finance
5.150%, 03/15/2020	100	102
TerraForm Power Operating
5.000%, 01/31/2028 (A)	147	132
4.250%, 01/31/2023 (A)	70	66
Union Electric
3.650%, 04/15/2045	100	89
Virginia Electric & Power
8.875%, 11/15/2038	50	75
4.200%, 05/15/2045	25	24
3.800%, 09/15/2047	50	45
2.750%, 03/15/2023	50	48
Vistra Energy
7.375%, 11/01/2022	200	208
Vistra Operations
5.500%, 09/01/2026 (A)	105	103
Washington Gas Light MTN
3.796%, 09/15/2046	35	32
WEC Energy Group
3.550%, 06/15/2025	100	98
2.450%, 06/15/2020	50	49
Xcel Energy
4.700%, 05/15/2020	125	127
4.000%, 06/15/2028	50	50
2.600%, 03/15/2022	50	48

		13,861

Total Corporate Obligations (Cost $261,862) ($ Thousands)		251,398

U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Bonds
7.125%, 02/15/2023	4,000	4,664
6.250%, 08/15/2023	2,500	2,863

Adviser Managed Trust / Quarterly Report / October 31, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
5.375%, 02/15/2031	$500	$610
5.000%, 05/15/2037	1,250	1,550
4.750%, 02/15/2037	1,750	2,107
4.750%, 02/15/2041	1,010	1,229
4.500%, 02/15/2036	1,000	1,164
4.500%, 05/15/2038	150	176
4.375%, 02/15/2038	1,000	1,155
4.375%, 05/15/2040	750	868
4.250%, 05/15/2039	250	284
3.875%, 08/15/2040	1,225	1,323
3.750%, 08/15/2041	1,000	1,059
3.625%, 02/15/2044	1,680	1,744
3.500%, 02/15/2039	300	308
3.375%, 05/15/2044	1,055	1,051
3.125%, 08/15/2044	800	762
3.125%, 05/15/2048	500	474
3.000%, 11/15/2044	3,025	2,816
3.000%, 05/15/2045	700	651
3.000%, 11/15/2045	1,500	1,393
3.000%, 02/15/2047	2,350	2,178
3.000%, 05/15/2047	1,500	1,389
3.000%, 02/15/2048	1,000	925
3.000%, 08/15/2048	1,300	1,202
2.875%, 05/15/2043	3,125	2,851
2.875%, 08/15/2045	750	680
2.875%, 11/15/2046	2,750	2,487
2.750%, 08/15/2047	1,000	880
2.750%, 11/15/2047	700	616
2.500%, 02/15/2045	500	421
2.500%, 02/15/2046	700	587
2.500%, 05/15/2046	650	545
2.250%, 02/15/2027	2,500	2,341
2.250%, 08/15/2046	2,100	1,664
U.S. Treasury Notes
3.625%, 02/15/2020	2,250	2,273
3.625%, 02/15/2021	2,500	2,539
3.500%, 05/15/2020	2,000	2,020
3.125%, 05/15/2021	6,250	6,282
2.875%, 10/15/2021	2,000	1,997
2.875%, 05/15/2028	2,000	1,954
2.875%, 08/15/2028	1,000	976
2.750%, 08/31/2023	4,000	3,960
2.750%, 02/15/2024	750	741
2.750%, 02/15/2028	3,000	2,903
2.625%, 08/15/2020	500	498
2.500%, 03/31/2023	5,000	4,901
2.500%, 05/15/2024	2,450	2,385
2.500%, 01/31/2025	3,000	2,906
2.375%, 01/31/2023	3,000	2,928
2.375%, 05/15/2027	2,000	1,888
2.250%, 02/29/2020	5,000	4,963
2.250%, 07/31/2021	4,000	3,929

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.250%, 12/31/2023	$2,000	$1,929
2.250%, 01/31/2024	1,000	963
2.250%, 11/15/2024	1,000	956
2.250%, 12/31/2024	2,000	1,910
2.250%, 11/15/2025	3,500	3,315
2.250%, 08/15/2027	2,000	1,864
2.250%, 11/15/2027	500	465
2.125%, 08/31/2020	1,000	987
2.125%, 01/31/2021	1,500	1,475
2.125%, 09/30/2021	2,500	2,443
2.125%, 12/31/2021	1,000	975
2.125%, 02/29/2024	1,500	1,435
2.125%, 03/31/2024	1,500	1,434
2.125%, 05/15/2025	2,500	2,360
2.000%, 10/31/2021	2,000	1,946
2.000%, 11/15/2021	5,000	4,865
2.000%, 02/15/2022	3,000	2,911
2.000%, 10/31/2022	2,000	1,927
2.000%, 11/30/2022	1,000	963
2.000%, 05/31/2024	1,000	948
2.000%, 02/15/2025	2,850	2,677
2.000%, 08/15/2025	1,200	1,121
1.875%, 01/31/2022	4,500	4,351
1.875%, 02/28/2022	2,000	1,932
1.875%, 03/31/2022	1,500	1,447
1.875%, 04/30/2022	3,000	2,892
1.875%, 07/31/2022	3,000	2,884
1.875%, 08/31/2024	1,000	939
1.750%, 12/31/2020	3,500	3,417
1.750%, 11/30/2021	4,000	3,860
1.750%, 05/31/2022	1,500	1,439
1.750%, 01/31/2023	2,000	1,902
1.750%, 05/15/2023	1,750	1,659
1.625%, 08/31/2022	2,000	1,903
1.625%, 05/31/2023	2,000	1,884
1.625%, 02/15/2026	2,650	2,397
1.625%, 05/15/2026	2,000	1,803
1.500%, 07/15/2020	2,000	1,955
1.500%, 02/28/2023	750	705
1.500%, 03/31/2023	2,000	1,878
1.500%, 08/15/2026	3,500	3,112
1.375%, 02/15/2020	750	737
1.375%, 05/31/2020	750	733
1.375%, 01/31/2021	3,500	3,384
1.375%, 04/30/2021	4,000	3,853
1.375%, 05/31/2021	3,000	2,886
1.375%, 08/31/2023	1,500	1,392
1.375%, 09/30/2023	1,000	926
1.250%, 03/31/2021	5,000	4,809
1.250%, 10/31/2021	3,000	2,855
1.125%, 04/30/2020	1,000	975
1.125%, 02/28/2021	3,500	3,361

40	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.125%, 06/30/2021	$5,000	$4,772
1.125%, 07/31/2021	5,500	5,239
1.125%, 09/30/2021	1,500	1,425
1.000%, 11/15/2019	2,000	1,965

Total U.S. Treasury Obligations (Cost $228,006) ($ Thousands)		218,600

MORTGAGE-BACKED SECURITIES — 22.5%

Agency Mortgage-Backed Obligations — 21.5%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	1,158	1,240
5.000%, 09/01/2023 to 11/01/2041	1,900	1,998
4.500%, 08/01/2040 to 02/01/2045	2,411	2,489
4.000%, 03/01/2019 to 05/01/2048	8,209	8,251
3.500%, 10/01/2020 to 02/01/2048	14,776	14,462
3.000%, 09/01/2029 to 01/01/2047	12,210	11,662
2.500%, 10/01/2029 to 06/01/2031	2,918	2,795
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	747	755
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (D)	500	498
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	380
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl AM
3.276%, 08/25/2027	200	193
FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/2028	550	555
FNMA
6.000%, 07/01/2036 to 10/01/2039	698	759
5.500%, 01/01/2035 to 09/01/2041	2,045	2,191
5.000%, 07/01/2040 to 05/01/2042	2,932	3,101
4.500%, 04/01/2019 to 04/01/2047	7,179	7,421
4.000%, 06/01/2019 to 11/01/2048	15,984	16,023
3.500%, 01/01/2027 to 12/01/2047	23,142	22,704
3.000%, 08/01/2029 to 01/01/2047	22,867	21,980
2.500%, 07/01/2028 to 03/01/2043	4,300	4,124
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	437	430
FNMA, Ser 2014-M11, Cl 2A
3.300%, 08/25/2026 (D)	467	459
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	332
FNMA, Ser 2018-M1, Cl A2
2.986%, 12/25/2027 (D)	115	108
FNMA, Ser M1, Cl A2
2.939%, 01/25/2026 (D)	775	741

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA
6.500%, 11/15/2038	$93	$104
5.500%, 01/15/2033 to 10/20/2043	973	1,048
5.000%, 10/15/2033 to 11/20/2046	1,291	1,353
4.500%, 04/15/2040 to 04/20/2047	3,951	4,102
4.000%, 04/15/2040 to 10/20/2048	8,897	9,003
3.500%, 06/20/2042 to 08/20/2047	18,866	18,579
3.000%, 05/15/2042 to 05/20/2047	13,369	12,832

		172,672

Non-Agency Mortgage-Backed Obligations — 1.0%
BANK, Ser 2017-BNK7, Cl A4
3.175%, 09/15/2060	200	188
BENCHMARK, Ser 2018-B4, Cl A5
4.121%, 07/15/2051	100	101
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/2050	150	143
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	550	541
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	267
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	240	236
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	300	287
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	273
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	700	693
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	245	242
CSAIL Commercial Mortgage Trust, Ser 2017-CX10, Cl A5
3.458%, 11/15/2050 (D)	325	309
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (D)	350	343
GS Mortgage Securities Trust, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	268
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AS
4.258%, 04/10/2047	297	295
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	500	476

Adviser Managed Trust / Quarterly Report / October 31, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (D)	$295	$302
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	501
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	500	501
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A3
2.791%, 11/15/2049	500	461
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%, 05/15/2051	200	204
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	301
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/2048	500	494
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	300	291
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	254
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	296

		8,267

Total Mortgage-Backed Securities (Cost $190,137) ($ Thousands)		180,939

SOVEREIGN DEBT — 15.7%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	330
9.375%, 05/08/2048 (A)	200	201
Argentine Republic Government International Bond
8.280%, 12/31/2033	210	180
7.625%, 04/22/2046	500	391
7.500%, 04/22/2026	650	567
7.125%, 07/06/2036	250	190
7.125%, 06/28/2117	250	186
6.875%, 04/22/2021	500	478
6.875%, 01/26/2027	450	375
6.875%, 01/11/2048	200	147
6.625%, 07/06/2028	200	159
5.875%, 01/11/2028	650	501

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.625%, 01/26/2022		$400	$359
4.625%, 01/11/2023		450	380
3.750%, 03/31/2019		600	334
Armenia Government International Bond
7.150%, 03/26/2025		200	208
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)		200	197
3.500%, 09/01/2032 (A)		150	123
Bahamas Government International Bond
6.000%, 11/21/2028 (A)		200	203
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		300	277
7.000%, 01/26/2026 (A)		200	200
6.750%, 09/20/2029 (A)		200	191
6.125%, 07/05/2022 (A)		200	201
5.875%, 01/26/2021 (A)		200	199
5.500%, 03/31/2020 (A)		150	149
Belarus Government International Bond
6.875%, 02/28/2023 (A)		200	206
Belize Government International Bond
0.000%, 02/20/2034		100	56
Bolivian Government International Bond
4.500%, 03/20/2028 (A)		200	184
Brazilian Government International Bond
8.875%, 04/15/2024		100	120
8.250%, 01/20/2034		350	419
7.125%, 01/20/2037		200	220
6.000%, 04/07/2026		550	575
5.625%, 01/07/2041		250	230
5.625%, 02/21/2047		300	269
5.000%, 01/27/2045		350	292
4.875%, 01/22/2021		300	305
4.625%, 01/13/2028		200	187
4.250%, 01/07/2025		500	483
2.625%, 01/05/2023		300	278
Bundesobligation
0.250%, 10/16/2020	EUR	230	265
0.097%, 04/17/2020 (C)		175	200
-0.438%, 04/08/2022 (C) (E)		250	288
Bundesrepublik Deutschland Bundesanleihe
4.750%, 07/04/2034		273	497
2.500%, 07/04/2044		255	391
2.000%, 08/15/2023		490	615
0.500%, 02/15/2025		480	562
0.500%, 02/15/2028		280	322
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	208
Canadian Government International Bond
3.500%, 12/01/2045	CAD	175	158
2.250%, 06/01/2025		419	315
0.750%, 09/01/2020		605	448

42	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Chile Government International Bond
3.875%, 08/05/2020	$150	$152
3.860%, 06/21/2047	300	271
3.240%, 02/06/2028	200	187
3.125%, 01/21/2026	200	190
China Government International Bond
3.500%, 10/19/2028	200	196
3.250%, 10/19/2023	200	199
2.625%, 11/02/2027	200	184
Colombia Government International Bond
7.375%, 09/18/2037	300	362
6.125%, 01/18/2041	500	541
5.625%, 02/26/2044	200	205
5.000%, 06/15/2045	500	473
4.500%, 01/28/2026	200	200
4.500%, 03/15/2029	200	197
4.375%, 07/12/2021	300	304
4.000%, 02/26/2024	300	296
3.875%, 04/25/2027	700	666
2.625%, 03/15/2023	150	141
Costa Rica Government International Bond
7.000%, 04/04/2044 (A)	200	165
4.375%, 04/30/2025 (A)	200	166
Croatia Government International Bond
6.750%, 11/05/2019	100	103
6.625%, 07/14/2020 (A)	100	104
6.375%, 03/24/2021	150	158
6.000%, 01/26/2024	200	215
5.500%, 04/04/2023	250	262
Dominican Republic International Bond
7.500%, 05/06/2021	100	104
7.450%, 04/30/2044	150	157
6.875%, 01/29/2026 (A)	200	210
6.850%, 01/27/2045	200	197
6.600%, 01/28/2024	100	104
6.500%, 02/15/2048 (A)	200	189
5.950%, 01/25/2027 (A)	200	199
5.875%, 04/18/2024	100	101
5.500%, 01/27/2025	300	296
Ecuador Government International Bond
10.750%, 03/28/2022 (A)	200	206
10.500%, 03/24/2020	200	205
9.650%, 12/13/2026 (A)	200	186
9.625%, 06/02/2027 (A)	200	184
8.875%, 10/23/2027 (A)	200	176
8.750%, 06/02/2023 (A)	200	191
7.950%, 06/20/2024	200	179
7.875%, 01/23/2028 (A)	400	334
Egypt Government International Bond
8.500%, 01/31/2047 (A)	200	189
7.903%, 02/21/2048 (A)	200	179
7.500%, 01/31/2027 (A)	400	391

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.875%, 04/30/2040		$100	$84
6.588%, 02/21/2028 (A)		200	183
5.875%, 06/11/2025		200	186
5.750%, 04/29/2020		200	201
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		100	102
7.650%, 06/15/2035		60	55
7.625%, 02/01/2041 (A)		150	136
7.375%, 12/01/2019		150	150
6.375%, 01/18/2027		100	89
5.875%, 01/30/2025		50	45
Ethiopia Government International Bond
6.625%, 12/11/2024		200	194
Export Development Canada
2.500%, 01/24/2023		200	195
2.000%, 05/17/2022		200	192
1.625%, 12/03/2019		100	99
1.375%, 10/21/2021		100	95
Export-Import Bank of Korea
2.875%, 01/21/2025		100	93
2.625%, 05/26/2026		200	181
2.250%, 01/21/2020		200	198
FMS Wertmanagement
1.750%, 01/24/2020		200	197
French Republic Government Bond OAT
4.750%, 04/25/2035	EUR	145	254
4.500%, 04/25/2041		130	236
4.250%, 10/25/2023		428	589
3.750%, 04/25/2021		700	876
3.250%, 10/25/2021		600	753
3.250%, 05/25/2045		110	172
2.750%, 10/25/2027		220	297
2.500%, 05/25/2030		340	454
2.000%, 05/25/2048 (A)		245	302
1.250%, 05/25/2036 (A)		140	158
1.000%, 11/25/2025		250	297
0.750%, 11/25/2028		340	385
0.500%, 05/25/2025		275	317
Gabon Government International Bond
6.375%, 12/12/2024		$200	182
Ghana Government International Bond
10.750%, 10/14/2030		300	359
7.875%, 08/07/2023		200	204
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	204
4.875%, 02/13/2028		100	92
Honduras Government International Bond
7.500%, 03/15/2024		200	211
Hungary Government International Bond
7.625%, 03/29/2041		300	407
6.375%, 03/29/2021		450	476
6.250%, 01/29/2020		200	207

Adviser Managed Trust / Quarterly Report / October 31, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.750%, 11/22/2023		$200	$214
5.375%, 02/21/2023		150	158
5.375%, 03/25/2024		450	477
Indonesia Government International Bond
8.500%, 10/12/2035		100	131
7.750%, 01/17/2038		100	125
6.750%, 01/15/2044 (A)		275	316
6.625%, 02/17/2037		225	252
5.950%, 01/08/2046 (A)		200	210
5.875%, 01/15/2024 (A)		200	210
5.375%, 10/17/2023 (A)		200	207
5.250%, 01/17/2042 (A)		250	240
5.250%, 01/08/2047 (A)		200	192
5.125%, 01/15/2045 (A)		200	188
4.875%, 05/05/2021 (A)		200	204
4.750%, 01/08/2026 (A)		200	198
4.625%, 04/15/2043 (A)		400	355
4.350%, 01/08/2027 (A)		200	192
4.350%, 01/11/2048		200	171
4.125%, 01/15/2025 (A)		200	192
4.100%, 04/24/2028		100	94
3.850%, 07/18/2027 (A)		200	185
3.750%, 04/25/2022 (A)		200	196
3.700%, 01/08/2022 (A)		200	197
3.500%, 01/11/2028		200	180
3.375%, 04/15/2023 (A)		200	191
2.950%, 01/11/2023		200	189
Iraq Government AID Bond
2.149%, 01/18/2022		320	311
Iraq Government International Bond
6.752%, 03/09/2023 (A)		100	97
5.800%, 01/15/2028 (A)		250	229
Israel Government International Bond
4.500%, 01/30/2043		200	200
4.125%, 01/17/2048		200	188
3.250%, 01/17/2028		100	95
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034	EUR	330	431
5.000%, 08/01/2039		200	260
4.750%, 09/01/2028 (A)		299	378
4.000%, 09/01/2020		310	368
3.750%, 05/01/2021		307	364
3.250%, 09/01/2046 (A)		140	143
2.500%, 12/01/2024		325	361
2.000%, 02/01/2028		220	225
1.450%, 05/15/2025		275	284
0.650%, 11/01/2020		325	363
0.650%, 10/15/2023		700	724
0.050%, 04/15/2021		725	791
Italy Government International Bond
6.875%, 09/27/2023		$100	107
5.375%, 06/15/2033		150	151

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ivory Coast Government International Bond
6.125%, 06/15/2033 (A)		$200	$173
5.750%, 12/31/2032		113	102
5.375%, 07/23/2024		200	187
Jamaica Government International Bond
8.000%, 03/15/2039		100	116
7.875%, 07/28/2045		100	117
6.750%, 04/28/2028		300	325
Japan Bank for International Cooperation
3.375%, 10/31/2023		200	200
2.875%, 06/01/2027		200	189
2.500%, 06/01/2022		200	194
2.375%, 07/21/2022		100	97
2.125%, 07/21/2020		100	98
1.875%, 07/21/2026		200	178
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		100	101
Japan Government Five Year Bond
0.100%, 06/20/2019	JPY	63,500	564
0.100%, 06/20/2020		115,500	1,027
0.100%, 09/20/2020		209,300	1,863
0.100%, 09/20/2021		97,700	871
0.100%, 12/20/2021		49,000	437
0.100%, 09/20/2022		119,000	1,063
0.100%, 03/20/2023		253,100	2,262
0.100%, 06/20/2023		74,000	661
Japan Government Forty Year Bond
0.900%, 03/20/2057		44,400	382
Japan Government Ten Year Bond
0.700%, 12/20/2022		70,250	643
0.400%, 09/20/2025		60,000	547
0.100%, 03/20/2026		81,850	731
0.100%, 09/20/2026		141,200	1,258
0.100%, 03/20/2027		120,000	1,068
0.100%, 09/20/2027		73,600	654
0.100%, 03/20/2028		162,600	1,441
0.100%, 06/20/2028		46,950	416
Japan Government Thirty Year Bond
2.500%, 03/20/2036		127,700	1,501
1.700%, 09/20/2044		66,650	713
0.900%, 09/20/2048		16,000	143
0.800%, 06/20/2047		14,000	122
0.800%, 09/20/2047		38,000	332
0.800%, 03/20/2048		11,000	96
0.600%, 12/20/2046		18,000	149
0.500%, 09/20/2046		17,000	138
0.300%, 06/20/2046		20,350	156
Japan Government Twenty Year Bond
1.600%, 03/20/2033		130,250	1,353
0.600%, 12/20/2036		63,000	561
0.600%, 09/20/2037		56,000	496

44	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.500%, 09/20/2036	JPY	22,000	$193
0.500%, 03/20/2038		44,400	384
0.500%, 06/20/2038		23,500	203
Jordan Government International Bond
7.375%, 10/10/2047 (A)		$100	90
5.750%, 01/31/2027 (A)		200	184
Kazakhstan Government International Bond
5.125%, 07/21/2025 (A)		500	527
4.875%, 10/14/2044 (A)		200	196
Kenya Government International Bond
8.250%, 02/28/2048 (A)		100	91
7.250%, 02/28/2028 (A)		200	189
6.875%, 06/24/2024		200	194
Korea Government International Bond
3.875%, 09/11/2023		200	203
Kuwait Government International Bond
3.500%, 03/20/2027 (A)		450	437
2.750%, 03/20/2022 (A)		500	486
Lebanon Government International Bond
8.250%, 04/12/2021		250	239
7.250%, 03/23/2037		100	78
7.000%, 03/23/2032		100	78
6.850%, 03/23/2027		400	324
6.650%, 11/03/2028		50	39
6.650%, 02/26/2030		250	194
6.600%, 11/27/2026		450	363
6.375%, 03/09/2020		50	48
6.100%, 10/04/2022		400	349
6.000%, 01/27/2023		50	43
5.800%, 04/14/2020		200	190
5.450%, 11/28/2019		150	144
Mexico Government International Bond
8.125%, 12/30/2019		100	105
6.750%, 09/27/2034		625	717
6.050%, 01/11/2040		550	571
5.750%, 10/12/2110		500	459
5.550%, 01/21/2045		50	50
4.750%, 03/08/2044		550	488
4.600%, 01/23/2046		300	259
4.600%, 02/10/2048		300	260
4.350%, 01/15/2047		550	458
4.150%, 03/28/2027		650	618
4.125%, 01/21/2026		350	337
4.000%, 10/02/2023		400	395
3.750%, 01/11/2028		600	553
3.625%, 03/15/2022		400	395
3.600%, 01/30/2025		400	379
Mongolia Government International Bond MTN
8.750%, 03/09/2024 (A)		200	215
5.125%, 12/05/2022		100	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Morocco Government International Bond
5.500%, 12/11/2042 (A)	$100	$102
4.250%, 12/11/2022 (A)	100	99
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	200
Nigeria Government International Bond
7.875%, 02/16/2032 (A)	200	192
7.696%, 02/23/2038 (A)	100	90
7.625%, 11/28/2047 (A)	100	88
7.143%, 02/23/2030 (A)	300	276
6.500%, 11/28/2027 (A)	200	183
Oman Government International Bond
6.750%, 01/17/2048 (A)	350	319
6.500%, 03/08/2047 (A)	250	223
5.625%, 01/17/2028 (A)	300	286
5.375%, 03/08/2027 (A)	200	188
4.750%, 06/15/2026 (A)	200	184
3.875%, 03/08/2022 (A)	200	193
3.625%, 06/15/2021 (A)	200	195
Pakistan Government International Bond
8.250%, 09/30/2025	200	204
6.875%, 12/05/2027 (A)	100	92
Panama Government International Bond
6.700%, 01/26/2036	300	359
5.200%, 01/30/2020	200	205
4.500%, 05/15/2047	300	281
4.500%, 04/16/2050	100	92
4.300%, 04/29/2053	200	179
4.000%, 09/22/2024	200	199
3.875%, 03/17/2028	500	480
3.750%, 03/16/2025	200	195
Paraguay Government International Bond
6.100%, 08/11/2044	200	201
5.000%, 04/15/2026 (A)	200	200
Peruvian Government International Bond
8.750%, 11/21/2033	250	358
7.350%, 07/21/2025	150	181
6.550%, 03/14/2037	250	304
5.625%, 11/18/2050	300	336
4.125%, 08/25/2027	400	403
Philippine Government International Bond
10.625%, 03/16/2025	100	136
9.500%, 02/02/2030	100	144
7.750%, 01/14/2031	200	262
6.500%, 01/20/2020	100	104
6.375%, 01/15/2032	100	119
6.375%, 10/23/2034	450	547
5.500%, 03/30/2026	550	594
5.000%, 01/13/2037	200	212
4.200%, 01/21/2024	200	202
4.000%, 01/15/2021	100	101
3.950%, 01/20/2040	400	369

Adviser Managed Trust / Quarterly Report / October 31, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.700%, 03/01/2041	$200	$178
3.700%, 02/02/2042	300	266
3.000%, 02/01/2028	550	500
Poland Government International Bond
5.125%, 04/21/2021	450	468
5.000%, 03/23/2022	375	392
4.000%, 01/22/2024	300	303
3.250%, 04/06/2026	200	191
3.000%, 03/17/2023	200	195
Province of Alberta Canada
3.350%, 11/01/2023	100	100
3.300%, 03/15/2028	100	97
Province of British Columbia Canada
2.250%, 06/02/2026	100	92
2.000%, 10/23/2022	225	215
Province of Manitoba Canada
2.125%, 06/22/2026	100	91
Province of New Brunswick Canada
3.625%, 02/24/2028	50	50
Province of Ontario Canada
4.400%, 04/14/2020	200	204
2.550%, 02/12/2021	200	197
2.500%, 09/10/2021	200	196
2.250%, 05/18/2022	200	193
2.200%, 10/03/2022	100	96
Province of Quebec Canada
7.500%, 09/15/2029	100	135
3.500%, 07/29/2020	100	101
2.375%, 01/31/2022	100	97
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	296
5.750%, 01/20/2042 (A)	200	229
5.250%, 01/20/2020 (A)	100	102
5.103%, 04/23/2048 (A)	700	710
4.625%, 06/02/2046 (A)	200	199
4.500%, 01/20/2022 (A)	200	205
4.500%, 04/23/2028 (A)	500	510
3.875%, 04/23/2023 (A)	300	301
3.250%, 06/02/2026 (A)	300	285
2.375%, 06/02/2021 (A)	600	582
Romanian Government International Bond
6.750%, 02/07/2022 (A)	200	215
6.125%, 01/22/2044 (A)	100	108
5.125%, 06/15/2048 (A)	150	139
4.875%, 01/22/2024 (A)	150	153
4.375%, 08/22/2023 (A)	150	149
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	475	752
7.500%, 03/31/2030	768	839
5.875%, 09/16/2043 (A)	850	892
5.625%, 04/04/2042 (A)	550	559
5.000%, 04/29/2020	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.875%, 09/16/2023 (A)	$500	$511
4.500%, 04/04/2022 (A)	400	403
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)	400	384
4.625%, 10/04/2047 (A)	500	458
4.500%, 04/17/2030 (A)	400	394
4.500%, 10/26/2046 (A)	650	589
4.000%, 04/17/2025 (A)	400	393
3.625%, 03/04/2028 (A)	630	591
3.250%, 10/26/2026 (A)	600	554
2.875%, 03/04/2023 (A)	350	333
2.375%, 10/26/2021 (A)	700	669
Senegal Government International Bond
6.750%, 03/13/2048 (A)	200	164
6.250%, 07/30/2024	200	195
Serbia Government International Bond
7.250%, 09/28/2021	200	216
4.875%, 02/25/2020	200	201
South Africa Government International Bond
6.250%, 03/08/2041	100	93
5.875%, 05/30/2022	100	102
5.875%, 09/16/2025	300	296
5.500%, 03/09/2020	100	101
5.375%, 07/24/2044	400	331
5.000%, 10/12/2046	200	160
4.875%, 04/14/2026	200	185
4.850%, 09/27/2027	200	181
4.665%, 01/17/2024	150	143
4.300%, 10/12/2028	200	170
Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)	200	182
6.825%, 07/18/2026 (A)	200	179
6.750%, 04/18/2028 (A)	200	176
6.250%, 10/04/2020 (A)	200	193
6.200%, 05/11/2027 (A)	100	85
5.750%, 01/18/2022 (A)	200	186
5.750%, 04/18/2023 (A)	200	180
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)	200	185
Turkey Government International Bond
8.000%, 02/14/2034	100	99
7.500%, 11/07/2019	150	152
7.375%, 02/05/2025	300	297
7.250%, 12/23/2023	200	199
7.250%, 03/05/2038	200	184
7.000%, 06/05/2020	200	201
6.875%, 03/17/2036	250	222
6.750%, 05/30/2040	200	174
6.625%, 02/17/2045	300	253
6.250%, 09/26/2022	200	194
6.125%, 10/24/2028	200	178

46	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.000%, 03/25/2027		$600	$540
6.000%, 01/14/2041		300	239
5.750%, 03/22/2024		200	186
5.750%, 05/11/2047		450	341
5.625%, 03/30/2021		300	292
5.125%, 03/25/2022		200	188
5.125%, 02/17/2028		350	295
4.875%, 10/09/2026		550	465
4.875%, 04/16/2043		275	195
4.250%, 04/14/2026		200	165
3.250%, 03/23/2023		200	172
Ukraine Government AID Bond
1.847%, 05/29/2020		263	259
Ukraine Government International Bond
7.750%, 09/01/2020 (A)		200	199
7.750%, 09/01/2021 (A)		250	246
7.750%, 09/01/2023 (A)		200	190
7.750%, 09/01/2025 (A)		200	184
7.750%, 09/01/2026 (A)		200	181
7.750%, 09/01/2027 (A)		200	179
7.375%, 09/25/2032 (A)		300	250
United Kingdom Gilt
4.750%, 12/07/2038	GBP	260	498
4.500%, 09/07/2034		128	227
4.250%, 06/07/2032		318	536
3.750%, 09/07/2021		357	494
3.750%, 07/22/2052		325	616
3.500%, 01/22/2045		215	366
3.500%, 07/22/2068		55	110
2.250%, 09/07/2023		370	500
2.000%, 07/22/2020		296	386
2.000%, 09/07/2025		165	223
1.750%, 09/07/2037		160	202
1.750%, 07/22/2057		60	76
1.500%, 07/22/2026		208	271
1.500%, 07/22/2047		240	282
Uruguay Government International Bond
7.625%, 03/21/2036		$150	193
5.100%, 06/18/2050		455	431
4.975%, 04/20/2055		290	269
4.500%, 08/14/2024		250	252
4.375%, 10/27/2027		400	395
4.125%, 11/20/2045		200	174
Vietnam Government International Bond
6.750%, 01/29/2020		150	154
Zambia Government International Bond
8.500%, 04/14/2024		200	136
5.375%, 09/20/2022		200	135

Total Sovereign Debt (Cost $131,373) ($ Thousands)			126,508

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FFCB
1.620%, 04/20/2021	$250	$241
1.500%, 12/19/2019	250	247
FHLB
5.500%, 07/15/2036	225	279
2.375%, 03/30/2020	2,000	1,987
1.875%, 11/29/2021	500	484
1.125%, 07/14/2021	750	715
FHLMC
6.750%, 03/15/2031	500	662
6.250%, 07/15/2032	300	389
2.375%, 01/13/2022	375	368
1.375%, 05/01/2020	200	195
FNMA
6.625%, 11/15/2030	475	619
2.625%, 09/06/2024	300	291
2.125%, 04/24/2026	205	190
1.875%, 12/28/2020	100	98
1.875%, 09/24/2026	300	270
1.625%, 01/21/2020	375	370
1.500%, 06/22/2020	300	294
Tennessee Valley Authority
5.250%, 09/15/2039	275	327
4.250%, 09/15/2065	200	211
3.500%, 12/15/2042	125	117
2.875%, 02/01/2027	150	144

Total U.S. Government Agency Obligations (Cost $8,778) ($ Thousands)		8,498

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100	132
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	100	91
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	253
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	24
California State, East Bay Municipal Utility District, Water System Revenue, Sub-Ser, RB
5.874%, 06/01/2040	100	122
California State, GO
3.500%, 04/01/2028	25	24
3.375%, 04/01/2025	200	200

Adviser Managed Trust / Quarterly Report / October 31, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO Callable 04/01/2028 @ 100
4.600%, 04/01/2038	$30	$31
4.500%, 04/01/2033	50	51
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	100	115
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	263
University of California, Ser AQ, RB
4.767%, 05/15/2115	150	143

		1,449

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	100	113

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	99	115
6.637%, 04/01/2057	100	108

		223

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	200	189
4.950%, 06/01/2023	100	101

		290

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/2041	350	473

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100	99
4.031%, 09/01/2048	50	48
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	65	63
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	121
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	100	111
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	150	193

		635

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio — 0.0%
American Municipal Power, Hydroelectic Project, Ser B, RB
8.084%, 02/15/2050	$100	$152

South Carolina — 0.0%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	50	46

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	101

Texas — 0.1%
Houston, Ser A, GO
6.290%, 03/01/2032	85	98
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	20	17
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	100	120
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	224
University of Texas, Ser A, RB Callable 02/15/2047 @ 100
3.354%, 08/15/2047	50	43

		502

Total Municipal Bonds (Cost $4,056) ($ Thousands)		3,984

ASSET-BACKED SECURITIES — 0.5%
Ally Auto Receivables Trust, Ser 2018-2, Cl A3
2.920%, 11/15/2022	145	144
Ally Master Owner Trust, Ser 2018-1, Cl A2
2.700%, 01/17/2023	100	99
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	100	100
American Express Credit Account Master Trust, Ser 2018-8, Cl A
3.180%, 04/15/2024	103	103
Americredit Automobile Receivables Trust, Ser 2018-1, Cl C
3.500%, 01/18/2024	125	124

48	Adviser Managed Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	$250	$246
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	300	293
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	250	241
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	470	463
Citibank Credit Card Issuance Trust, Ser 2016-A1, Cl A1
1.750%, 11/19/2021	305	301
Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/2026	100	100
Ford Credit Auto Lease Trust, Ser 2018-B, Cl A3
3.190%, 12/15/2021	40	40
Ford Credit Auto Owner Trust, Ser 2018-B, Cl A3
3.240%, 04/15/2023	100	100
Ford Credit Floorplan Master Owner Trust, Ser 2017-2, Cl A1
2.160%, 09/15/2022	250	245
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl A3
3.180%, 06/21/2021	200	200
Hyundai Auto Receivables Trust, Ser 2018-A, Cl A3
2.790%, 07/15/2022	100	99
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/2022	120	119
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	200	195
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	100	100
Toyota Auto Receivables Owner Trust, Ser 2018-B, Cl A3
2.960%, 09/15/2022	400	398

Total Asset-Backed Securities (Cost $3,759) ($ Thousands)		3,710

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 0.0%
Concordia International *	636	$13

Total Common Stock (Cost $—) ($ Thousands)		13

Total Investments in Securities — 98.5% (Cost $827,971) ($ Thousands)		$793,650

Adviser Managed Trust / Quarterly Report / October 31, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at October 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	11/05/18	CAD	1,222	USD	936	$6
Brown Brothers Harriman	12/03/18	CAD	1,222	USD	931	—
Brown Brothers Harriman	11/05/18	GBP	3,568	USD	4,691	131
Brown Brothers Harriman	12/03/18	GBP	3,786	USD	4,833	(11)
Brown Brothers Harriman	11/05/18 - 12/03/18	EUR	23,016	USD	26,600	483
Brown Brothers Harriman	12/03/18	JPY	2,535,241	USD	22,525	—
Brown Brothers Harriman	11/05/18	JPY	2,515,231	USD	22,293	(3)

						$606

Percentages are based on Net Assets of $805,520 ($ Thousands).

*	Non-income producing security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2018, the value of these securities amounted to $81,892 ($ Thousands), representing 10.17% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of inputs used as of October 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value
($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$251,398	$–	$251,398
U.S. Treasury Obligations	–	218,600	–	218,600
Mortgage-Backed Securities	–	180,939	–	180,939
Sovereign Debt	–	126,508	–	126,508
U.S. Government Agency
Obligations	–	8,498	–	8,498
Municipal Bonds	–	3,984	–	3,984
Asset-Backed Securities	–	3,710	–	3,710
Common Stock	13	–	–	13

Total Investments in Securities	$13	$793,637	$–	$793,650

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$620	$—	$620
Unrealized Depreciation	—	(14)	—	(14)

Total Other Financial Instruments	$—	$606	$—	$606

*	Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

50	Adviser Managed Trust / Quarterly Report / October 31, 2018

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 28, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: December 28, 2018